UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21475

RBC Funds Trust

(Exact name of registrant as specified in charter)

100 South Fifth Street, Suite 2300

Minneapolis, MN 55402-1240

(Address of principal executive offices) (Zip code)

Lee Thoresen, Esq.

RBC Plaza

60 South Sixth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 313-1341

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

June 30, 2012 (Unaudited)

Shares		Value
Common Stocks — 97.54%
Consumer Discretionary — 10.52%
11,200	Fossil, Inc.*	$857,248
15,300	Guess?, Inc.	464,661
42,860	LKQ Corp.*	1,431,524
17,200	Monro Muffler Brake, Inc.	571,728
6,800	Panera Bread Co., Class A*	948,192
25,500	Tractor Supply Co.	2,118,030
15,300	WMS Industries, Inc.*	305,235

		6,696,618

Consumer Staples — 6.45%
15,300	Church & Dwight Co., Inc.	848,691
22,500	Pricesmart, Inc.	1,518,975
7,600	Ralcorp Holdings, Inc.*	507,224
22,500	United Natural Foods, Inc.*	1,234,350

		4,109,240

Energy — 6.17%
11,600	Dril-Quip, Inc.*	760,844
33,100	Gulfport Energy Corp.*	682,853
21,580	Oceaneering International, Inc.	1,032,819
13,100	Oil States International, Inc.*	867,220
15,900	Unit Corp.*	586,551

		3,930,287

Financials — 7.05%
6,500	Affiliated Managers Group, Inc.*	711,425
16,600	Eaton Vance Corp.	447,370
13,800	Federated Investors, Inc., Class B	301,530
17,900	First Cash Financial Services, Inc.*	719,043
25,300	HCC Insurance Holdings, Inc.	794,420
25,800	Raymond James Financial, Inc.	883,392
30,300	Tower Group, Inc.	632,361

		4,489,541

Health Care — 24.20%
42,700	Bruker Corp.*	568,337
24,100	Catalyst Health Solutions, Inc.*	2,251,904
19,700	Cepheid, Inc.*	881,575
9,300	Charles River Laboratories International, Inc.*	304,668
7,600	Edwards Lifesciences Corp.*	785,080
9,900	Gen-Probe, Inc.*	813,780
14,000	Henry Schein, Inc.*	1,098,860
11,300	IDEXX Laboratories, Inc.*	1,086,269
11,900	Integra LifeSciences Holdings Corp.*	442,442

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

June 30, 2012 (Unaudited)

Shares		Value
6,000	Laboratory Corp of America Holdings*	$555,660
5,300	Mettler-Toledo International, Inc.*	826,005
10,200	MWI Veterinary Supply, Inc.*	1,048,254
23,400	NuVasive, Inc.*	593,424
21,600	PAREXEL International Corp.*	609,768
8,500	Perrigo Co.	1,002,405
9,600	Varian Medical Systems, Inc.*	583,392
25,200	Volcano Corp.*	721,980
9,300	Waters Corp.*	739,071
9,900	West Pharmaceutical Services, Inc.	499,851

		15,412,725

Industrials — 19.13%
7,600	Alliant Techsystems, Inc.	384,332
25,800	AMETEK, Inc.	1,287,678
24,940	Donaldson Co., Inc.	832,248
11,580	Expeditors International of Washington, Inc.	448,725
6,200	Flowserve Corp.	711,450
8,940	Huron Consulting Group, Inc.*	282,951
12,800	Jacobs Engineering Group, Inc.*	484,608
12,000	Landstar System, Inc.	620,640
13,700	MSC Industrial Direct Co., Class A	898,035
14,000	Polypore International, Inc.*	565,460
6,500	Portfolio Recovery Associates, Inc.*	593,190
11,790	Roper Industries, Inc.	1,162,258
10,700	Stericycle, Inc.*	980,869
11,700	Teledyne Technologies, Inc.*	721,305
13,600	Towers Watson & Co., Class A	814,640
17,700	Waste Connections, Inc.	529,584
21,900	Woodward, Inc.	863,736

		12,181,709

Information Technology — 17.21%
12,020	ANSYS, Inc.*	758,582
21,110	Autodesk, Inc.*	738,639
11,300	Comtech Telecommunications Corp.	322,954
19,200	Digital River, Inc.*	319,104
11,340	Dolby Laboratories, Inc., Class A*	468,342
8,300	F5 Networks, Inc.*	826,348
17,900	Global Payments, Inc.	773,817
16,700	Informatica Corp.*	707,412
7,700	Mantech International Corp., Class A	180,719
19,250	Microchip Technology, Inc.	636,790
19,800	MICROS Systems, Inc.*	1,013,760
20,850	National Instruments Corp.	560,031
13,700	Open Text Corp.*	683,630
19,200	Plexus Corp.*	541,440
35,100	Riverbed Technology, Inc.*	566,865

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

June 30, 2012 (Unaudited)

Shares		Value
24,500	Synopsys, Inc.*	$721,035
12,800	Ultimate Software Group, Inc.*	1,140,736

		10,960,204

Materials — 6.81%
17,200	Airgas, Inc.	1,444,972
16,800	AptarGroup, Inc.	857,640
18,900	Balchem Corp.	616,329
11,700	Reliance Steel & Aluminum Co.	590,850
11,200	Sigma-Aldrich Corp.	828,016

		4,337,807

Total Common Stocks		62,118,131

(Cost $43,502,842)
Investment Company — 2.73%
1,735,815	JPMorgan Prime Money Market Fund	1,735,815

Total Investment Company		1,735,815

(Cost $1,735,815)

Total Investments		$63,853,946
(Cost $45,238,657)(a) — 100.27%

Liabilities in excess of other assets — (0.27)%		(172,753)

NET ASSETS — 100.00%		$63,681,193

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

June 30, 2012 (Unaudited)

Shares		Value
Common Stocks — 96.52%
Consumer Discretionary — 20.37%
68,278	Benihana, Inc.	$1,099,959
41,400	Books-A-Million, Inc.	132,480
917,773	Casual Male Retail Group, Inc.*	3,331,516
114,438	Delta Apparel, Inc.*	1,563,223
22,500	Gordmans Stores, Inc.*	371,250
86,900	Grand Canyon Education, Inc.*	1,819,686
53,830	Mac-Gray Corp.	758,465
19,000	Red Robin Gourmet Burgers, Inc.*	579,690
250,900	RG Barry Corp.	3,409,731
34,300	Smith & Wesson Holding Corp.*	285,033
12,600	Sodastream International Ltd.*	516,222
161,233	Steinway Musical Instruments, Inc.*	3,950,209
216,700	Universal Electronics, Inc.*	2,853,939
92,800	Zagg, Inc.*	1,012,448

		21,683,851

Energy — 4.07%
23,100	GeoResources, Inc.*	845,691
102,400	Gulfport Energy Corp.*	2,112,512
15,254	OYO Geospace Corp.*	1,372,707

		4,330,910

Financials — 13.02%
205,300	Asta Funding, Inc.	1,923,661
63,500	Boston Private Financial Holdings, Inc.	567,055
91,059	CoBiz Financial, Inc.	570,029
212,900	Compass Diversified Holdings	2,972,084
50,800	Firstcity Financial Corp.*	439,420
52,400	LaSalle Hotel Properties REIT	1,526,936
27,626	Mercantile Bank Corp.*	509,700
74,489	MetroCorp Bancshares, Inc.*	794,798
80,000	National Interstate Corp.	2,127,200
71,174	Northrim BanCorp, Inc.	1,529,529
65,000	Washington Banking Co.	903,500

		13,863,912

Health Care — 6.39%
235,600	BioScrip, Inc.*	1,750,508
85,900	Exactech, Inc.*	1,440,543
58,700	Meridian Bioscience, Inc.	1,201,002
94,700	US Physical Therapy, Inc.	2,408,221

		6,800,274

Industrials — 19.79%
93,800	Acacia Research Corp.*	3,493,112
263,700	Air Transport Services Group, Inc.*	1,371,240
111,456	Allied Defense Group, Inc. (The)*(a)(b)	601,862

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2012 (Unaudited)

Shares		Value
72,200	AZZ, Inc.	$4,422,972
198,325	Columbus McKinnon Corp.*	2,992,724
59,900	Ducommun, Inc.*	587,619
81,600	Ennis, Inc.	1,255,008
67,800	Greenbrier Cos., Inc.*	1,191,924
13,500	Hurco Cos, Inc.*	276,615
13,500	Marten Transport Ltd.	287,010
83,200	NN, Inc.*	849,472
13,550	Old Dominion Freight Line, Inc.*	586,579
50,900	Orion Marine Group, Inc.*	354,264
376,000	PGT, Inc.*	1,139,280
68,150	Sun Hydraulics Corp.	1,655,364

		21,065,045

Information Technology — 21.45%
59,382	Aspen Technology, Inc.*	1,374,693
148,700	AuthenTec, Inc.*	643,871
22,900	Commtouch Software Ltd.*	61,830
147,674	Computer Task Group, Inc.*	2,213,633
55,100	comScore, Inc.*	906,946
196,100	Glu Mobile, Inc.*	1,088,355
100,200	Interactive Intelligence Group, Inc.*	2,826,642
93,100	KEYW Holding Corp. (The)*	934,724
62,238	Lionbridge Technologies, Inc.*	196,050
178,800	NIC, Inc.	2,270,760
54,500	Rubicon Technology, Inc.*	555,900
47,400	STEC, Inc.*	369,720
112,851	Tessco Technologies, Inc.	2,488,365
66,900	TNS, Inc.*	1,200,186
89,700	Tyler Technologies, Inc.*	3,619,395
184,500	Xyratex Ltd.	2,086,695

		22,837,765

Materials — 9.13%
142,116	Intertape Polymer Group, Inc.*	1,087,187
63,700	Koppers Holdings, Inc.	2,165,800
57,300	Landec Corp.*	490,488
249,900	Omnova Solutions, Inc.*	1,884,246
99,588	Universal Stainless & Alloy*	4,093,067

		9,720,788

Telecommunication Services — 0.91%
234,200	Towerstream Corp.*	971,930

Utilities — 1.39%
55,800	Unitil Corp.	1,478,700

Total Common Stocks		102,753,175

(Cost $76,254,271)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2012 (Unaudited)

Shares		Value
Rights/Warrants — 0.00%
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)(c)	$0
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)(c)	0

Total Rights/Warrants		0

(Cost $0)

Exchange Traded Funds — 0.48%
18,800	SPDR KBW Regional Banking	514,744

Total Exchange Traded Funds		514,744

(Cost $373,522)
Investment Company — 3.17%
3,375,600	JPMorgan Prime Money Market Fund	3,375,600

Total Investment Company		3,375,600

(Cost $3,375,600)

Total Investments		$106,643,519
(Cost $80,003,393)(d) — 100.17%
Liabilities in excess of other assets — (0.17)%		(179,336)

NET ASSETS — 100.00%		$106,464,183

*	Non-income producing security.
(a)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(b)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).

The total investment in restricted and illiquid securities representing $601,862 or 0.57% of net assets was as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	6/30/12 Carrying Value Per Unit
111,456	Allied Defense Group, Inc. (The)	12/21/2007	$667,484	$ 5.40
6,203	U.S. Concrete, Inc., Warrants	09/09/2010	$ —	$—
6,203	U.S. Concrete, Inc., Warrants	09/09/2010	$ —	$—

(c)	Security delisted or issuer in bankruptcy.
(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2012 (Unaudited)

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

June 30, 2012 (Unaudited)

Shares		Value
Common Stocks — 96.63%
Consumer Discretionary — 19.19%
40,900	Ascena Retail Group, Inc.*	$761,558
17,619	Benihana, Inc.	283,842
354,500	Casual Male Retail Group, Inc.*	1,286,835
26,800	Drew Industries, Inc.*	746,380
36,900	Grand Canyon Education, Inc.*	772,686
19,500	Maidenform Brands, Inc.*	388,440
68,223	RG Barry Corp.	927,151
28,100	Sally Beauty Holdings, Inc.*	723,294
14,800	Sodastream International Ltd.*	606,356
58,907	Steinway Musical Instruments, Inc.*	1,443,222
21,575	Steven Madden Ltd.*	685,006
26,300	True Religion Apparel, Inc.	762,174
73,323	Universal Electronics, Inc.*	965,664
10,500	Zagg, Inc.*	114,555

		10,467,163

Consumer Staples — 0.81%
20,700	Nash Finch Co.	444,636

Energy — 5.23%
9,200	C&J Energy Services, Inc.*	170,200
6,700	CARBO Ceramics, Inc.	514,091
5,500	GeoResources, Inc.*	201,355
35,400	Gulfport Energy Corp.*	730,302
4,400	OYO Geospace Corp.*	395,956
22,100	World Fuel Services Corp.	840,463

		2,852,367

Financials — 11.56%
29,400	AMERISAFE, Inc.*	762,930
43,327	Asta Funding, Inc.	405,974
14,400	Community Bank System, Inc.	390,528
94,700	Compass Diversified Holdings	1,322,012
81,500	KKR Financial Holdings LLC	694,380
27,500	LaSalle Hotel Properties REIT	801,350
44,800	Netspend Holdings, Inc.*	411,712
11,400	ProAssurance Corp.	1,015,626
20,000	Safeguard Scientifics, Inc.*	309,600
21,500	SeaBright Holdings, Inc.	191,135

		6,305,247

Health Care — 7.50%
136,800	BioScrip, Inc.*	1,016,424
29,600	Masimo Corp.*	662,448
17,600	Meridian Bioscience, Inc.	360,096
19,875	PSS World Medical, Inc.*	417,176
19,600	US Physical Therapy, Inc.	498,428

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

June 30, 2012 (Unaudited)

Shares		Value
22,500	West Pharmaceutical Services, Inc.	$1,136,025

		4,090,597

Industrials — 27.28%
39,014	Acacia Research Corp.*	1,452,881
107,400	ACCO Brands Corp.*	1,110,516
27,600	Astronics Corp.*	779,424
860	Astronics Corp., Class B*	22,807
15,400	Atlas Air Worldwide Holdings, Inc.*	670,054
28,308	AZZ, Inc.	1,734,148
8,900	Chart Industries, Inc.*	611,964
69,200	Columbus McKinnon Corp.*	1,044,228
26,900	Ducommun, Inc.*	263,889
26,700	EnerSys*	936,369
24,800	Gardner Denver, Inc.	1,312,168
51,000	Greenbrier Cos., Inc.*	896,580
41,200	II-VI, Inc.*	686,804
32,000	Insteel Industries, Inc.	356,800
48,900	Interface, Inc.	666,507
37,000	Meritor, Inc.*	193,140
7,300	Old Dominion Freight Line, Inc.*	316,017
36,200	Sun Hydraulics Corp.	879,298
12,100	Wabtec Corp.	943,921

		14,877,515

Information Technology — 16.51%
32,600	Aspen Technology, Inc.*	754,690
23,800	Checkpoint Systems, Inc.*	207,298
48,439	Computer Task Group, Inc.*	726,101
25,600	Interactive Intelligence Group, Inc.*	722,176
32,400	InterDigital, Inc.	956,124
20,800	Measurement Specialties, Inc.*	676,208
60,300	NIC, Inc.	765,810
43,500	Sapient Corp.	438,045
23,100	Skyworks Solutions, Inc.*	632,247
27,400	STEC, Inc.*	213,720
56,700	Take-Two Interactive Software, Inc.*	536,382
9,300	Tessco Technologies, Inc.	205,065
29,900	Tyler Technologies, Inc.*	1,206,465
85,400	Xyratex Ltd.	965,874

		9,006,205

Materials — 7.87%
8,500	Kaiser Aluminum, Corp.	440,640
29,300	Koppers Holdings, Inc.	996,200
110,100	Omnova Solutions, Inc.*	830,154
3,400	Rockwood Holdings, Inc.	150,790

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

June 30, 2012 (Unaudited)

Shares		Value
45,591	Universal Stainless & Alloy*	$1,873,790

		4,291,574

Utilities — 0.68%
9,600	UNS Energy Corp.	368,736

Total Common Stocks		52,704,040

(Cost $40,744,469)
Investment Company — 3.36%
1,833,775	JPMorgan Prime Money Market Fund	1,833,775

Total Investment Company		1,833,775

(Cost $1,833,775)

Total Investments		$54,537,815
(Cost $42,578,244)(a) — 99.99%

Other assets in excess of liabilities — 0.01%		5,053

NET ASSETS — 100.00%		$54,542,868

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

    See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

June 30, 2012 (Unaudited)

Shares		Value
Common Stocks — 95.62%
Consumer Discretionary — 20.88%
3,725	Ambassadors International, Inc.*	$37
18,000	Ambow Education Holding Ltd. ADR*	84,240
13,500	America’s Car-Mart, Inc.*	524,475
21,000	Arctic Cat, Inc.*	767,760
25,000	Asbury Automotive Group, Inc.*	592,250
64,000	Benihana, Inc.	1,031,040
800	Biglari Holdings, Inc.*	309,112
54,000	Bluegreen Corp.*	267,840
10,000	Blyth, Inc.	345,600
46,000	Books-A-Million, Inc.	147,200
15,127	Bowl America, Inc., Class A	189,844
14,000	Brown Shoe Co., Inc.	180,740
47,500	Build-A-Bear Workshop, Inc.*	227,050
44,000	Carriage Services, Inc.	366,080
35,000	Christopher & Banks Corp.	41,300
12,000	Core-Mark Holding Co., Inc.	577,680
24,000	CSS Industries, Inc.	493,200
34,000	Delta Apparel, Inc.*	464,440
82	Digital Generation, Inc.*	1,014
23,400	Dorman Products, Inc.*	587,106
17,500	Duckwall-ALCO Stores, Inc.*	152,950
15,000	E.W. Scripps Co. (The), Class A*	144,150
23,000	Entercom Communications Corp., Class A*	138,460
28,000	Flexsteel Industries	553,840
36,000	Fred’s, Inc., Class A	550,440
70,000	Golfsmith International Holdings, Inc.*	424,200
58,000	Hastings Entertainment, Inc.*	114,840
10,000	Haverty Furniture Cos., Inc.	111,700
15,000	Helen of Troy Ltd.*	508,350
31,000	Hooker Furniture Corp.	365,490
52,800	Isle of Capri Casinos, Inc.*	325,776
26,800	Jakks Pacific, Inc.	429,068
24,000	Johnson Outdoors, Inc., Class A*	494,400
82,000	Journal Communications, Inc., Class A*	423,120
36,000	Kid Brands, Inc.*	72,000
50,310	Lakeland Industries, Inc.*	355,692
95,270	Lazare Kaplan International, Inc.*	214,357
42,000	La-Z-Boy, Inc.*	516,180
31,000	Lifetime Brands, Inc.	386,570
24,000	Lithia Motors, Inc., Class A	553,200
46,000	Luby’s, Inc.*	308,200
33,000	Mac-Gray Corp.	464,970
33,000	Marcus Corp.	454,080
19,000	MarineMax, Inc.*	180,690
7,500	McRae Industries, Inc., Class A	106,800
26,000	Media General, Inc., Class A*	119,860

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2012 (Unaudited)

Shares		Value
13,800	Meritage Homes Corp.*	$468,372
21,300	Mestek, Inc.*	272,640
20,000	Modine Manufacturing Co.*	138,600
23,400	Movado Group, Inc.	585,468
10,300	Nobility Homes, Inc.*	58,607
24,000	Officemax, Inc.*	121,440
41,000	Orleans Homebuilders, Inc.*(a)(b)(c)	0
18,350	Perry Ellis International, Inc.*	380,763
135,000	Point.360*	80,959
90,600	Radio One, Inc., Class D*	84,983
56,000	Red Lion Hotels Corp.*	484,400
23,550	REX American Resources Corp.*	459,696
40,000	Rocky Brands, Inc.*	527,600
34,000	Ruby Tuesday, Inc.*	231,540
16,000	Saga Communications, Inc., Class A*	593,760
45,150	Salem Communications Corp., Class A	246,971
45,000	Shiloh Industries, Inc.	517,500
30,000	Stage Stores, Inc.	549,600
31,000	Standard Motor Products, Inc.	436,480
33,000	Stein Mart, Inc.*	262,350
25,000	Steinway Musical Instruments, Inc.*	612,500
80,000	Stewart Enterprises, Inc., Class A	571,200
17,000	Strattec Security Corp.	357,680
3,000	Sturm Ruger & Co, Inc.	120,450
24,000	Superior Industries International, Inc.	392,880
33,000	Systemax, Inc.*	390,060
75,000	Trans World Entertainment Corp.*	232,500
38,000	Tuesday Morning Corp.*	163,020
16,000	Unifi, Inc.*	181,280
30,000	Universal Travel Group*	21,000
54,000	VOXX International Corp.*	503,280
20,000	Walking Co. Holdings, Inc. (The)	140,000
12,400	Weyco Group, Inc.	287,432

		26,142,402

Consumer Staples — 3.27%
13,600	Andersons, Inc. (The)	580,176
61,000	Central Garden and Pet Co.*	633,180
36,000	Chiquita Brands International, Inc.*	180,000
30,000	Ingles Markets, Inc., Class A	480,900
73,000	ML Macadamia Orchards LP*	244,550
10,000	Nash Finch Co.	214,800
12,000	Oil-Dri Corp. of America	262,800
63,000	Omega Protein Corp.*	463,680
40,000	Prestige Brands Holdings, Inc.*	632,400

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2012 (Unaudited)

Shares		Value
22,000	Spartan Stores, Inc.	$398,860

		4,091,346

Energy — 2.99%
23,000	Calumet Specialty Products Partners LP	546,940
31,000	Constellation Energy Partners LLC*	49,290
17,000	Endeavour International Corp.*	142,800
9,000	Global Partners LP	205,290
27,000	Harvest Natural Resources, Inc.*	230,850
17,000	Hornbeck Offshore Services, Inc.*	659,260
34,000	Knightsbridge Tankers Ltd.	276,760
19,000	Natural Gas Services Group, Inc.*	281,580
30,000	Newpark Resources, Inc.*	177,000
11,000	Niska Gas Storage Partners LLC	133,210
30,000	North American Energy Partners, Inc.*	77,400
14,600	PHI, Inc.*	388,360
13,000	PHI, Inc., Non voting*	361,530
25,000	Teekay Tankers, Ltd., Class A	114,000
110,300	Trico Marine Services, Inc.*(a)(c)	0
21,000	Tsakos Energy Navigation Ltd.	102,270

		3,746,540

Financials — 21.24%
70,000	21st Century Holding Co.*	280,000
40,000	Affirmative Insurance Holdings, Inc.*	13,200
9,000	Agree Realty Corp. REIT	199,170
28,000	American Equity Investment Life Holding Co.	308,280
75,000	American Independence Corp.*	424,500
23,000	American Safety Insurance Holdings Ltd.*	431,250
34,190	Ameris Bancorp*	430,794
9,000	Apollo Commercial Real Estate Finance, Inc. REIT	144,630
6,000	Arlington Asset Investment Corp., Class A	130,260
68,000	Asta Funding, Inc.	637,160
20,000	Baldwin & Lyons, Inc., Class B	464,800
14,000	Banco Latinoamericano de Comercio Exterior SA	300,020
63,600	Bancorp, Inc.*	601,020
8,228	Banner Corp.	180,275
100,000	Beverly Hills Bancorp, Inc.*	600
34,000	California First National Bancorp	533,460
21,000	Camco Financial Corp.*	46,620
38,000	Capitol Bancorp Ltd.*	5,130
15,750	Citizens South Banking Corp.	106,785
48,150	Citizens, Inc.*	469,463
133,000	Consumer Portfolio Services*	255,360
18,856	Cowen Group, Inc., Class A*	50,157
35,777	Donegal Group, Inc., Class A	475,118
8,444	Donegal Group, Inc., Class B	145,659
3,000	Duff & Phelps Corp., Class A	43,500

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2012 (Unaudited)

Shares		Value
58,040	Dynex Capital, Inc. REIT	$602,455
37,000	Edelman Financial Group, Inc.	321,900
27,000	EMC Insurance Group, Inc.	545,400
20,000	Federal Agricultural Mortgage Corp., Class C	524,600
34,300	First Defiance Financial Corp.	587,216
11,000	First Financial Corp.	319,000
45,400	First Financial Holdings, Inc.	486,688
27,000	First Industrial Realty Trust, Inc. REIT*	340,740
54,000	First Merchants Corp.	672,840
47,200	First Pactrust Bancorp, Inc.	559,792
38,000	First Place Financial Corp.*	23,560
42,000	First State Bancorporation*	8
25,000	Firstcity Financial Corp.*	216,250
6,600	Flagstar Bancorp, Inc.*	5,544
2,250	FRMO Corp.*	4,275
50,400	Green Bankshares, Inc.*	83,664
43,000	Guaranty Bancorp*	90,730
38,000	HF Financial Corp.	461,320
6,059	Hudson Valley Holding Corp.	109,668
39,600	Independence Holding Co.	390,060
13,000	Indiana Community Bancorp	282,490
9,000	Infinity Property & Casualty Corp.	519,030
31,000	Intervest Bancshares Corp., Class A*	118,730
8,300	Investors Title Co.	472,519
24,000	Jefferson Bancshares, Inc.*	56,400
24,000	JMP Group, Inc.	148,320
17,000	Kansas City Life Insurance Co.	598,230
44,000	Marlin Business Services Corp.	721,160
54,750	Meadowbrook Insurance Group, Inc.	481,253
103,000	MicroFinancial, Inc.	834,300
15,000	Monmouth Real Estate Investment Corp. REIT, Class A	175,800
52,100	MutualFirst Financial, Inc.	546,529
5,300	National Security Group, Inc.	45,103
4,000	National Western Life Insurance Co., Class A	567,680
11,400	Navigators Group, Inc.*	570,570
44,000	Nicholas Financial, Inc.	564,080
13,000	One Liberty Properties, Inc. REIT	244,790
13,000	Onebeacon Insurance Group, Ltd., Class A	169,260
6,000	Oppenheimer Holdings, Inc., Class A	94,320
18,000	Pacific Mercantile Bancorp*	124,380
8,000	Parkway Properties, Inc. REIT	91,520
29,000	Peoples Bancorp, Inc.	637,420
6,000	Piper Jaffray Cos.*	140,580
37,900	PMC Commercial Trust REIT	291,830
40,000	Presidential Life Corp.	393,200
19,000	Provident Financial Holdings, Inc.	219,070
20,000	Ramco-Gershenson Properties Trust REIT	251,400
59,000	Reis, Inc.*	566,695

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2012 (Unaudited)

Shares		Value
23,000	Resource Capital Corp. REIT	$122,590
11,000	Safety Insurance Group, Inc.	447,040
42,000	SeaBright Holdings, Inc.	373,380
109,000	Signature Group Holdings, Inc.*	40,330
14,000	Simmons First National Corp., Class A	325,500
32,000	Southern Community Financial Corp.*	101,120
38,300	Southwest Bancorp, Inc.*	360,403
25,000	Sterling Bancorp NY	249,500
35,600	Sun Bancorp, Inc.*	96,120
46,500	SWS Group, Inc.*	247,845
54,000	TierOne Corp.*(a)(c)	0
52,000	Unico American Corp.	526,240
99,716	United Community Financial Corp.*	297,154
19,000	United Western Bancorp, Inc.*	2,660
29,000	Winthrop Realty Trust REIT	352,640
4,600	Ziegler Cos., Inc. (The)*	105,800

		26,597,902

Health Care — 6.04%
4,000	Air Methods Corp.*	393,000
34,000	Albany Molecular Research, Inc.*	86,700
11,000	American Shared Hospital Services*	35,200
40,000	Angiodynamics, Inc.*	480,400
16,000	Assisted Living Concepts, Inc., Class A	227,520
77,000	BioScrip, Inc.*	572,110
22,000	Cambrex Corp.*	207,020
42,500	Cantel Medical Corp.	1,158,125
45,000	Capital Senior Living Corp.*	477,000
22,000	CONMED Corp.	608,740
46,000	Cross Country Healthcare, Inc.*	201,020
40,000	CryoLife, Inc.*	209,200
27,970	Hanger, Inc.*	717,151
20,313	IntegraMed America, Inc.*	281,335
20,000	Invacare Corp.	308,600
7,100	Kewaunee Scientific Corp.	81,153
10,362	Kindred Healthcare, Inc.*	101,858
30,000	Lannett Co., Inc.*	127,200
15,000	Medcath Corp.	112,050
19,000	Mediware Information Systems*	277,400
41,000	PharMerica Corp.*	447,720
25,000	Symmetry Medical, Inc.*	214,500
13,000	Triple-S Management Corp., Class B*	237,640

		7,562,642

Industrials — 19.98%
45,839	Aceto Corp.	413,926
24,000	Aegean Marine Petroleum Network, Inc.	128,400
3,000	Aegion Corp.*	53,670

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2012 (Unaudited)

Shares		Value
21,000	Alamo Group, Inc.	$658,770
102,000	Allied Motion Technologies, Inc.	612,000
8,000	Altra Holdings, Inc.	126,240
8,000	Ampco-Pittsburgh Corp.	146,640
10,000	AMREP Corp.*	60,500
22,000	Baltic Trading Ltd.	75,680
24,000	Beacon Roofing Supply, Inc.*	605,280
17,000	CAI International, Inc.*	337,960
10,800	Cascade Corp.	508,140
30,000	CBIZ, Inc.*	178,200
42,000	Celadon Group, Inc.	687,960
93,525	Cenveo, Inc.*	180,503
2,800	Chicago Rivet & Machine Co.	52,500
14,400	CIRCOR International, Inc.	490,896
12,000	Comfort Systems USA, Inc.	120,240
36,178	Compx International, Inc.	455,843
12,000	Consolidated Graphics, Inc.*	348,600
58,000	Contra Mair Holdings, Inc.*(a)(b)(c)	0
20,000	Dolan Co. (The)*	134,600
24,000	Ducommun, Inc.*	235,440
10,750	Eagle Bulk Shipping Inc*	33,970
14,700	Eastern Co. (The)	237,405
9,880	Ecology and Environment, Inc., Class A	113,422
21,000	Encore Wire Corp.	562,380
35,000	Ennis, Inc.	538,300
10,000	EnPro Industries, Inc.*	373,700
24,000	Espey Manufacturing & Electronics Corp.	648,000
56,000	Excel Maritime Carriers Ltd.*	31,080
30,000	Federal Signal Corp.*	175,200
10,000	FLY Leasing Ltd. ADR	121,900
69,000	Frozen Food Express Industries*	75,900
20,000	G&K Services, Inc., Class A	623,800
15,000	Genco Shipping & Trading Ltd.*	45,750
25,000	GenCorp, Inc.*	162,750
40,000	Gibraltar Industries, Inc.*	415,200
10,300	GP Strategies Corp.*	190,241
35,000	Griffon Corp.	300,300
25,750	Hardinge, Inc.	234,325
22,000	Hill International, Inc.*	70,400
23,350	International Shipholding Corp.	440,381
26,000	Jinpan International Ltd.	211,120
6,000	Kadant, Inc.*	140,700
12,000	Key Technology, Inc.*	120,000
33,000	Kforce, Inc.*	444,180
40,000	Kimball International, Inc., Class B	308,000
9,408	Kratos Defense & Security Solutions, Inc.*	54,943
64,000	LECG Corp.*	544
38,000	LS Starrett Co. (The), Class A	439,660

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2012 (Unaudited)

Shares		Value
51,750	LSI Industries, Inc.	$368,460
52,000	Lydall, Inc.*	703,040
22,875	Marten Transport Ltd.	486,323
72,000	Mesa Air Group, Inc.*(a)(b)(c)	0
38,117	Met-Pro Corp.	351,058
89,294	MFC Industrial Ltd.	601,841
34,000	Miller Industries, Inc.	541,620
34,000	NN, Inc.*	347,140
18,800	Northwest Pipe Co.*	456,088
56,000	On Assignment, Inc.*	893,760
20,000	Orion Marine Group, Inc.*	139,200
53,600	PAM Transportation Services, Inc.	517,240
52,000	Paragon Shipping, Inc., Class A*	28,600
43,160	Patrick Industries, Inc.*	550,290
16,000	Pike Electric Corp.*	123,520
29,000	RCM Technologies, Inc.*	160,660
33,500	Rush Enterprises, Inc., Class A*	547,725
13,000	Schawk, Inc.	165,100
10,000	SeaCube Container Leasing Ltd.	170,700
13,800	SL Industries, Inc.*	182,022
16,000	Standex International Corp.	681,120
41,000	Superior Uniform Group, Inc.	502,250
58,115	Supreme Industries, Inc., Class A*	227,230
5,269	SYKES Enterprises, Inc.*	84,093
26,000	Tredegar Corp.	378,560
3,000	Trex Co., Inc.*	90,270
17,000	Universal Forest Products, Inc.	662,660
16,000	USA Truck, Inc.*	75,360
6,000	Viad Corp.	120,000
38,000	Vitran Corp., Inc.*	228,000
43,200	Volt Information Sciences, Inc.*	295,488
75,000	Willdan Group, Inc.*	113,250
41,000	Willis Lease Finance Corp.*	505,120

		25,023,327

Information Technology — 11.41%
67,300	Acorn Energy, Inc.	559,936
31,000	Agilysys, Inc.*	268,770
31,000	Anaren, Inc.*	607,600
12,000	Black Box Corp.	344,400
32,000	Blucora, Inc.*	394,240
70,000	CIBER, Inc.*	301,700
50,000	Comarco, Inc.*	7,500
21,000	Communications Systems, Inc.	234,570
13,000	CTS Corp.	122,460
30,000	Digi International, Inc.*	307,200
49,598	Dynamics Research Corp.*	288,164
30,000	Edgewater Technology, Inc.*	116,700

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2012 (Unaudited)

Shares		Value
35,000	Electro Rent Corp.	$568,050
33,000	Electro Scientific Industries, Inc.	390,060
22,400	ePlus, Inc.*	724,640
9,000	Fabrinet*	112,950
21,332	GSI Group, Inc.*	244,465
41,000	Insight Enterprises, Inc.*	690,030
63,375	Integrated Silicon Solution, Inc.*	639,454
15,000	JinkoSolar Holding Co. Ltd. ADR*	51,600
13,000	Kemet Corp.*	78,130
25,000	Keynote Systems, Inc.	371,250
21,000	Magal Security Systems Ltd.*	79,590
20,000	Measurement Specialties, Inc.*	650,200
56,000	Methode Electronics, Inc.	476,560
39,000	Newport Corp.*	468,780
29,000	Oplink Communications, Inc.*	392,370
83,000	Optical Cable Corp.	373,500
66,000	PC Connection, Inc.	700,920
67,000	Perceptron, Inc.*	369,840
120,000	Performance Technologies, Inc.*	268,800
37,930	Photronics, Inc.*	231,373
28,000	Retalix Ltd.*	552,440
47,000	Richardson Electronics Ltd.	579,510
9,000	Rosetta Stone, Inc.*	124,560
29,000	Rudolph Technologies, Inc.*	252,880
70,000	Sigmatron International, Inc.*	234,500
13,000	STR Holdings, Inc.*	59,280
31,500	Tessco Technologies, Inc.	694,575
8,000	Vishay Precision Group, Inc.*	111,600
30,000	WebMediaBrands, Inc.*	18,900
100,000	WPCS International, Inc.*	84,000
15,000	XO Group, Inc.*	133,050

		14,281,097

Materials — 4.85%
68,200	American Pacific Corp.*	718,828
37,000	Blue Earth Refineries, Inc.*(a)(c)	0
20,000	China Green Agriculture, Inc.*	71,600
18,000	Friedman Industries, Inc.	183,060
5,000	Hawkins, Inc.	190,900
50,000	Headwaters, Inc.*	257,500
23,000	Innospec, Inc.*	681,030
25,000	Myers Industries, Inc.	429,000
8,000	Neenah Paper, Inc.	213,520
10,400	North American Palladium Ltd.*	21,112
21,000	Olympic Steel, Inc.	344,820
38,000	Penford Corp.*	340,100
6,000	Quaker Chemical Corp.	277,260
27,000	Schulman (A), Inc.	535,950

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2012 (Unaudited)

Shares		Value
45,000	Spartech Corp.*	$232,650
6,000	Stepan Co.	565,080
16,000	Universal Stainless & Alloy*	657,600
3,200	Vulcan International Corp.	107,200
25,000	Wausau Paper Corp.	243,250

		6,070,460

Telecommunication Services — 1.20%
30,000	Premiere Global Services, Inc.*	251,700
41,000	SureWest Communications	863,870
30,000	USA Mobility, Inc.	385,800

		1,501,370

Utilities — 3.76%
9,000	American States Water Co.	356,220
6,108	California Water Service Group	112,815
11,000	CH Energy Group, Inc.	722,590
14,990	Chesapeake Utilities Corp.	655,363
21,500	Connecticut Water Service, Inc.	623,070
18,000	Delta Natural Gas Co., Inc.	391,140
18,600	Empire District Electric Co. (The)	392,460
28,400	Middlesex Water Co.	539,600
17,800	SJW Corp.	427,378
18,476	Unitil Corp.	489,614

		4,710,250

Total Common Stocks		119,727,336

(Cost $131,134,243)
Preferred Stock — 0.52%
3,122	Alere, Inc.	646,254

Total Preferred Stock		646,254

(Cost $504,723)
Exchange Traded Funds — 0.23%
2,700	iShares Russell Microcap Index Fund	135,108
13,400	PowerShares Zacks Micro Cap Portfolio	148,874

Total Exchange Traded Funds		283,982

(Cost $210,668)
Rights/Warrants — 0.00%
1,232	Aventine Renewable Energy Holdings, Inc. Warrants, Expire 3/15/15*(a)(c)	0
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)(c)	0
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)(c)	0

Total Rights/Warrants		0

(Cost $0)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
Corporate Bonds — 0.00%
$1,947	Trenwick America Corp.*(a)(b)(c)	0
1,625	Trenwick America Corp.*(a)(b)(c)	0

Total Corporate Bonds		0

(Cost $0)

Shares
Investment Company — 3.68%
4,610,664	JPMorgan Prime Money Market Fund	4,610,664

Total Investment Company		4,610,664

(Cost $4,610,664)

Total Investments		$125,268,236
(Cost $136,460,298)(d) — 100.05%

Liabilities in excess of other assets — (0.05)%		(59,351)

NET ASSETS — 100.00%		$125,208,885

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2012 (Unaudited)

*	Non-income producing security.
(a)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).

The total investment in restricted and illiquid securities representing $0 or 0.00% of net assets was as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	6/30/12 Carrying Value Per Unit
	Aventine Renewable
1,232	Energy Holdings,Inc., Warrants	04/14/2010	$—	$—
37,000	Blue Earth Refineries, Inc.	11/24/2003	$—	$—
58,000	Contra Mair Holdings, Inc.	09/04/2008	$6,960	$—
72,000	Mesa Air Group, Inc.	11/01/2006	$635,933	$—
41,000	Orleans Homebuilders, Inc.	12/12/2006	$685,227	$—
54,000	Tier One Corp.	02/18/2004	$1,223,407	$—
110,300	Trico Marine Services, Inc.	02/03/2009	$518,857	$—
3,585	U.S. Concrete, Inc., Warrants	09/09/2010	$—	$—
3,585	U.S. Concrete, Inc., Warrants	09/09/2010	$—	$—

Acquisition Principal Amount
$1,947	Trenwick America Corp.	05/18/2006	$—	$—
$1,625	Trenwick America Corp.	05/18/2006	$—	$—

(b)	Security delisted or issuer in bankruptcy.
(c)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund

June 30, 2012 (Unaudited)

Shares		Value
Common Stocks — 98.31%
Consumer Discretionary — 12.15%
930	ANN INC.*	$23,706
1,120	Ascena Retail Group, Inc.*	20,854
3,370	Dana Holding Corp.	43,170
1,460	Jarden Corp.	61,349
870	Mattel, Inc.	28,223
1,920	Newell Rubbermaid, Inc.	34,829
501	Tenneco, Inc.*	13,437
660	TRW Automotive Holdings Corp.*	24,262

		249,830

Consumer Staples — 1.54%
420	Energizer Holdings, Inc.*	31,605

Energy — 7.17%
260	Berry Petroleum Co., Class A	10,312
880	Cameron International Corp.*	37,585
300	Dresser-Rand Group, Inc.*	13,362
1,920	Key Energy Services, Inc.*	14,592
1,740	Noble Corp.	56,602
500	QEP Resources, Inc.	14,985

		147,438

Financials — 20.35%
640	American Financial Group, Inc.	25,107
750	Discover Financial Services	25,935
3,560	Fifth Third Bancorp	47,704
1,880	Hartford Financial Services Group, Inc.	33,144
1,180	HCC Insurance Holdings, Inc.	37,052
3,370	Huntington Bancshares, Inc.	21,568
8,040	KKR Financial Holdings LLC	68,501
2,160	People’s United Financial, Inc.	25,078
670	Principal Financial Group, Inc.	17,574
1,020	Reinsurance Group of America, Inc.	54,274
1,600	Tower Group, Inc.	33,392
1,520	Unum Group	29,078

		418,407

Health Care — 6.88%
780	Humana, Inc.	60,403
1,810	Mylan, Inc.*	38,680
980	Universal Health Services, Inc., Class B	42,297

		141,380

Industrials — 20.67%
610	Acacia Research Corp.*	22,716
4,890	ACCO Brands Corp.*	50,563
210	Atlas Air Worldwide Holdings, Inc.*	9,137

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

June 30, 2012 (Unaudited)

Shares		Value
1,530	Fluor Corp.	$75,490
790	Gardner Denver, Inc.	41,799
1,150	KBR, Inc.	28,417
490	Kirby Corp.*	23,069
590	Old Dominion Freight Line, Inc.*	25,541
580	Owens Corning*	16,553
150	Regal-Beloit Corp.	9,339
1,150	Republic Services, Inc.	30,429
250	SPX Corp.	16,330
2,485	Swift Transporation Co.*	23,483
2,180	Werner Enterprises, Inc.	52,080

		424,946

Information Technology — 9.98%
1,540	Arrow Electronics, Inc.*	50,527
1,210	Avnet, Inc.*	37,341
460	CACI International, Inc., Class A*	25,309
2,240	Fairchild Semiconductor International, Inc.*	31,584
90	Seagate Technology Plc	2,226
990	Skyworks Solutions, Inc.*	27,096
1,840	Western Union Co. (The)	30,986

		205,069

Materials — 14.58%
760	Allegheny Technologies, Inc.	24,236
780	Ashland, Inc.	54,062
100	Celanese Corp., Class A	3,462
1,170	Crown Holdings, Inc.*	40,353
704	Cytec Industries, Inc.	41,282
1,060	International Paper Co.	30,644
2,120	Owens-Illinois, Inc.*	40,640
490	Reliance Steel & Aluminum Co.	24,745
590	Schweitzer-Mauduit International, Inc.	40,203

		299,627

Telecommunication Services — 1.48%
3,156	Windstream Corp.	30,487

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

June 30, 2012 (Unaudited)

Shares		Value
Utilities — 3.51%
900	CMS Energy Corp.	$21,150
800	Edison International	36,960
260	EQT Corp.	13,944

		72,054

Total Common Stocks		2,020,843

(Cost $2,057,698)
Investment Company — 2.74%
56,399	JPMorgan Prime Money Market Fund	56,399

Total Investment Company		56,399

(Cost $56,399)

Total Investments		$2,077,242
(Cost $2,114,097)(a) — 101.05%

Liabilities in excess of other assets — (1.05)%		(21,636)

NET ASSETS — 100.00%		$2,055,606

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to schedules of portfolio investments.

This Page Intentionally Left Blank

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund

June 30, 2012 (Unaudited)

Principal Amount		Value
Asset Backed Securities — 1.11%
Asset Backed Auto Receivables — 0.19%
$ 14,206,135	Honda Auto Receivables Owner Trust Series 2012-1 Class A1, 0.41%, 3/15/13	$14,206,135
7,021,161	Volkswagen Auto Loan Enhanced Trust, 0.44%, 1/22/13	7,021,161

		21,227,296

Finance - Diversified Domestic — 0.92%
37,773,361	CNH Equipment Trust Series 2012-A Class A1, 0.43%, 4/12/13	37,773,361
25,101,491	Enterprise Fleet Funding LLC, 0.46%, 5/20/13(a)	25,101,491
15,695,151	Great America Leasing Receivables Series 2012-1 Class A1, 0.51%, 4/15/13(a)	15,695,151
28,586,100	Volvo Financial Equipment LLC Series 2012-1A Class A1, 0.35%, 3/15/13(a)	28,586,100

		107,156,103

Total Asset Backed Securities		128,383,399

(Cost $128,383,399)
Commercial Paper — 30.20%
Banks - Australia & New Zealand — 3.66%
50,000,000	Australia & New Zealand Banking Group Ltd., 0.35%, 8/16/12(a)(b)	49,978,125
50,000,000	Australia & New Zealand Banking Group Ltd., 0.54%, 2/25/13(a)(b)	49,821,500
50,000,000	Commonwealth Bank Australia, 0.23%, 8/24/12(a)(b)	49,983,069
25,000,000	Commonwealth Bank Australia, 0.32%, 8/10/12(a)(b)	25,002,300
50,000,000	Commonwealth Bank Australia, 0.34%, 10/15/12(a)(b)	49,950,417
50,000,000	National Australia Funding Delaware, Inc., 0.32%, 10/25/12(a)(b)	49,948,889
50,000,000	National Australia Funding Delaware, Inc., 0.35%, 9/12/12(a)(b)	49,965,500
50,000,000	National Australia Funding Delaware, Inc., 0.35%, 11/5/12(a)(b)	49,938,750
50,000,000	Westpac Banking Corp., 0.38%, 1/7/13(a)(b)	50,000,000

		424,588,550

Banks - Canadian — 0.86%
100,000,000	Bank of Nova Scotia NY, 0.13%, 7/3/12(b)	99,999,639

Banks - Domestic — 2.15%
50,000,000	John Deere Bank SA, 0.17%, 7/3/12(a)(b)	49,999,764
100,000,000	Union Bank NA, 0.15%, 7/3/12(b)	99,999,583
100,000,000	Union Bank NA, 0.36%, 7/2/12(b)	100,000,000

		249,999,347

Banks - Foreign — 6.99%
50,000,000	Credit Suisse New York, 0.28%, 8/3/12(b)	49,987,556
50,000,000	Credit Suisse New York, 0.31%, 7/5/12(b)	49,998,708
25,000,000	DnB NOR Bank ASA, 0.25%, 7/18/12(a)(b)	24,997,222
50,000,000	DnB NOR Bank ASA, 0.30%, 7/2/12(a)(b)	50,000,000
25,000,000	DnB NOR Bank ASA, 0.31%, 9/11/12(a)(b)	24,984,715

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$ 50,000,000	DnB NOR Bank ASA, 0.32%, 9/17/12(a)(b)	$49,965,778
69,500,000	Nordea North America, Inc., 0.20%, 7/2/12(b)	69,500,000
95,000,000	Nordea North America, Inc., 0.25%, 7/5/12(b)	94,998,021
50,000,000	Nordea North America, Inc., 0.26%, 8/14/12(b)	49,984,472
50,000,000	Rabobank USA Finance Corp., 0.28%, 7/2/12(b)	50,000,000
50,000,000	Rabobank USA Finance Corp., 0.35%, 8/6/12(b)	49,982,986
50,000,000	Rabobank USA Finance Corp., 0.36%, 8/6/12(b)	49,982,500
50,000,000	Sumitomo Mitsui Banking Corp., 0.35%, 9/21/12(a)(b)	49,961,188
50,000,000	Sumitomo Mitsui Banking Corp., 0.36%, 8/2/12(a)(b)	49,984,715
50,000,000	Svenska Handelsbanken, Inc., 0.26%, 7/6/12(a)(b)	49,998,556
48,000,000	Svenska Handelsbanken, Inc., 0.26%, 7/12/12(a)(b)	47,996,533

		812,322,950

Banks - United Kingdom — 0.84%
50,000,000	Barclays US Funding LLC, 0.26%, 7/25/12(b)	49,991,694
48,000,000	Barclays US Funding LLC, 0.27%, 7/23/12(b)	47,992,440

		97,984,134

Consumer Discretionary — 2.02%
48,000,000	Coca-Cola Co., 0.17%, 7/16/12(a)(b)	47,996,827
40,000,000	Coca-Cola Co., 0.23%, 10/2/12(a)(b)	39,976,489
25,000,000	Coca-Cola Co., 0.26%, 12/3/12(a)(b)	24,972,194
22,000,000	Coca-Cola Co., 0.32%, 2/27/13(a)(b)	21,953,067
100,000,000	Coca-Cola Co., 0.37%, 7/26/12(a)(b)	99,975,334

		234,873,911

Finance - Diversified Domestic — 7.74%
30,000,000	American Honda Finance Corp., 0.17%, 7/5/12(b)	29,999,575
50,000,000	BHP Billiton Finance USA Ltd., 0.35%, 11/13/12(a)(b)	49,934,861
44,750,000	John Deere Credit, Inc., 0.15%, 7/3/12(a)(b)	44,749,814
70,000,000	John Deere Financial Ltd., 0.17%, 7/2/12(a)(b)	70,000,000
75,000,000	Nestle Capital Corp., 0.25%, 7/30/12(a)(b)	74,985,417
50,000,000	Nestle Capital Corp., 0.27%, 10/16/12(a)(b)	49,960,250
50,000,000	Nestle Capital Corp., 0.37%, 5/28/13(a)(b)	49,830,417
50,000,000	Reckitt Benckiser Treasury Services Plc, 0.33%, 10/19/12(a)(b)	49,950,042
25,000,000	Toyota Motor Credit Corp., 0.25%, 8/30/12(b)	24,989,757
25,000,000	Toyota Motor Credit Corp., 0.29%, 7/5/12(b)	24,999,396
25,000,000	Toyota Motor Credit Corp., 0.30%, 7/6/12(b)	24,999,167
75,000,000	Toyota Motor Credit Corp., 0.40%, 11/6/12(b)	74,894,167
25,000,000	Toyota Motor Credit Corp., 0.42%, 8/21/12(b)	24,985,417
100,000,000	Toyota Motor Credit Corp., 0.64%, 2/11/13(b)	99,601,778
130,000,000	Unilever Capital Corp., 0.24%, 9/7/12(a)(b)	129,941,933
75,000,000	Unilever Capital Corp., 0.45%, 1/17/13(a)(b)	74,813,438

		898,635,429

Health Care — 0.26%
30,000,000	Dean Health Systems, Inc., 0.22%, 7/10/12(b)	29,998,533

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
Industrials — 0.99%
$ 25,000,000	Honeywell International, Inc., 0.25%, 9/26/12(a)(b)	$24,985,069
40,000,000	Honeywell International, Inc., 0.26%, 9/25/12(a)(b)	39,975,444
50,000,000	Honeywell International, Inc., 0.26%, 9/28/12(a)(b)	49,968,222

		114,928,735

Information Technology — 0.64%
74,175,000	Texas Instruments, Inc., 0.43%, 7/6/12(a)(b)	74,171,497

Insurance — 0.82%
21,500,000	Massachusetts Mutual Life Insurance Co., 0.17%, 7/11/12(a)(b)	21,499,086
25,000,000	Massachusetts Mutual Life Insurance Co., 0.17%, 7/20/12(a)(b)	24,997,875
24,000,000	Massachusetts Mutual Life Insurance Co., 0.19%, 7/23/12(a)(b)	23,997,340
25,000,000	Metlife Short Term Funding LLC, 0.37%, 10/9/12(a)(b)	24,974,562

		95,468,863

Manufacturing — 1.76%
30,000,000	Danaher Corp., 0.17%, 7/10/12(a)(b)	29,998,867
53,000,000	Danaher Corp., 0.20%, 7/16/12(a)(b)	52,995,878
121,000,000	Illinois Tool Works, Inc., 0.17%, 7/11/12(a)(b)	120,994,857

		203,989,602

Materials — 1.47%
50,000,000	BASF SE, 0.22%, 8/20/12(a)(b)	49,985,028
25,000,000	BASF SE, 0.22%, 9/5/12(a)(b)	24,990,069
95,900,000	BASF SE, 0.23%, 9/6/12(a)(b)	95,859,562

		170,834,659

Total Commercial Paper		3,507,795,849

(Cost $3,507,795,849)
Certificates of Deposit, Domestic — 4.31%
Banks - Domestic — 4.31%
300,000,000	Citibank NA 0.19%, 7/3/12	300,000,000
100,000,000	Northern Trust Co. 0.01%, 7/2/12	100,000,000
100,000,000	Union Bank NA 0.03%, 7/2/12	100,000,000

Total Certificates of Deposit, Domestic		500,000,000

(Cost $500,000,000)
Certificates of Deposit, Yankee(c) — 5.08%
Banks - Australia & New Zealand — 0.35%
40,000,000	Westpac Banking Corp., 0.34%, 7/17/12	40,000,000

Banks - Canadian — 2.02%
200,000,000	Bank of Montreal Chicago, 0.05%, 7/2/12	200,000,000
35,000,000	Bank of Montreal Chicago, 0.20%, 8/20/12	34,999,762

		234,999,762

Banks - Foreign — 2.28%
50,000,000	Credit Suisse New York, 0.35%, 10/1/12	50,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$ 50,000,000	DnB NOR Bank ASA, 0.25%, 7/13/12	$50,000,000
50,000,000	DnB NOR Bank ASA, 0.31%, 9/13/12	50,000,000
50,000,000	Nordea Bank Finland NY, 0.57%, 8/10/12	50,017,304
65,000,000	Rabobank Nederland NY, 0.38%, 9/4/12	65,003,461

		265,020,765

Banks - United Kingdom — 0.43%
50,000,000	Barclays Bank Plc NY, 0.25%, 8/1/12	50,000,000

Total Certificates of Deposit, Yankee		590,020,527

(Cost $590,020,527)
Corporate Bonds — 22.45%
Agriculture — 1.01%
117,770,000	Archer-Daniels-Midland Co., 0.63%, 8/13/12(d)	117,815,827

Banks - Australia & New Zealand — 1.77%
50,000,000	Commonwealth Bank Australia, 2.75%, 10/15/12(a)	50,341,915
100,000,000	Westpac Banking Corp., 0.54%, 9/7/12(a)(d)	99,998,373
54,448,000	Westpac Banking Corp., 2.25%, 11/19/12(d)	54,825,574

		205,165,862

Banks - Canadian — 2.05%
40,000,000	Bank of Montreal Chicago, 0.40%, 9/26/12(d)	40,015,432
50,000,000	Bank of Nova Scotia, 0.30%, 10/3/12(d)	50,000,000
100,000,000	Bank of Nova Scotia, 0.55%, 7/11/13(d)	100,000,000
23,500,000	Bank of Nova Scotia, 0.67%, 7/27/12(d)	23,500,789
25,000,000	Bank of Nova Scotia, 0.72%, 8/9/12(d)	25,009,734

		238,525,955

Banks - Domestic — 4.44%
15,000,000	Bank of New York Mellon Corp., 4.50%, 4/1/13	15,449,888
100,000,000	JPMorgan Chase Bank NA, 0.36%, 7/19/13(d)	99,918,254
75,000,000	JPMorgan Chase Bank NA, 0.54%, 7/18/13(d)	74,985,146
81,414,000	Wells Fargo & Co., 5.25%, 10/23/12	82,600,273
41,858,000	Wells Fargo & Co., 5.50%, 5/1/13	43,501,623
165,000,000	Wells Fargo Bank NA, 0.54%, 7/19/13(d)	165,000,000
34,100,000	Wells Fargo Financial, Inc., 5.50%, 8/1/12	34,237,871

		515,693,055

Banks - Foreign — 2.34%
12,033,000	Credit Suisse New York, 3.45%, 7/2/12	12,033,000
125,000,000	HSBC Bank Plc, 0.87%, 1/18/13(a)(d)	125,237,111
35,000,000	Nordea Bank Finland NY, 0.84%, 7/12/12(d)	35,003,361
100,000,000	Svenska Handelsbanken NY, 0.51%, 9/7/12(a)(d)	100,000,000

		272,273,472

Consumer Discretionary — 0.21%
25,000,000	Target Corp., 0.50%, 1/11/13(d)	25,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
Consumer Staples — 1.54%
$ 31,511,000	Wal-Mart Stores Inc., 4.55%, 5/1/13	$32,604,170
140,000,000	Wal-Mart Stores, Inc. STEP, 5.48%, 6/1/13(d)	146,638,639

		179,242,809

Finance - Diversified Domestic — 3.38%
10,845,000	ETC Holdings LLC, 0.20%, 4/1/28(d)	10,845,000
3,615,000	GBG LLC, 0.20%, 9/1/27(a)(d)	3,615,000
14,310,000	General Electric Capital Corp., 0.64%, 7/27/12(d)	14,311,348
45,000,000	General Electric Capital Corp., 2.80%, 1/8/13	45,485,289
20,000,000	General Electric Capital Corp., 3.50%, 8/13/12	20,067,327
101,711,000	General Electric Capital Corp., 5.00%, 2/1/13	104,336,401
26,000,000	General Electric Capital Corp., 5.25%, 10/19/12	26,364,677
9,605,000	General Electric Capital Corp., 5.45%, 1/15/13	9,848,773
50,000,000	JPMorgan Chase & Co., 5.38%, 10/1/12	50,612,651
31,321,000	JPMorgan Chase & Co., 6.95%, 8/10/12	31,530,504
75,000,000	Twins Ballpark LLC, 0.27%, 10/1/34(a)(d)	75,000,000

		392,016,970

Health Care — 0.40%
34,250,000	AstraZeneca Plc, 5.40%, 9/15/12	34,600,151
11,330,000	The Portland Clinic LLP, 0.24%, 11/20/33(d)	11,330,000

		45,930,151

Industrials — 0.27%
30,250,000	3M Co., 4.65%, 12/15/12	30,848,821

Information Technology — 0.94%
55,625,000	IBM International Group Capital LLC, 5.05%, 10/22/12	56,416,960
37,060,000	International Business Machines Corp., 2.10%, 5/6/13	37,588,272
14,400,000	International Business Machines Corp., 4.75%, 11/29/12	14,650,391

		108,655,623

Insurance — 4.10%
58,000,000	Berkshire Hathaway Finance Corp., 4.50%, 1/15/13	59,272,601
28,838,000	Berkshire Hathaway Finance Corp., 4.60%, 5/15/13	29,877,464
52,500,000	Berkshire Hathaway Finance Corp., 5.13%, 9/15/12	53,012,957
25,000,000	MetLife Institutional Funding, Series II, 0.72%, 4/3/13(a)(d)	25,000,000
200,000,000	Metropolitan Life Global Funding, Series I, 0.59%, 7/6/12(a)(d)	200,000,000
15,865,000	Metropolitan Life Global Funding, Series I, 2.50%, 1/11/13(a)	16,011,731
26,000,000	Metropolitan Life Global Funding, Series I, 2.88%, 9/17/12(a)	26,129,516
31,833,000	New York Life Global Funding, 2.25%, 12/14/12(a)	32,095,878
10,574,000	New York Life Global Funding, 4.65%, 5/9/13(a)	10,940,210
23,550,000	New York Life Global Funding, 5.25%, 10/16/12(a)	23,874,174

		476,214,531

Total Corporate Bonds		2,607,383,076

(Cost $2,607,383,076)

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
Municipal Bonds — 14.42%
California — 2.57%
$55,450,000	Abag Finance Authority For Nonprofit Corps. Revenue, Series A, 0.16%, 12/15/37, (Credit Support: Fannie Mae)(d)	$55,450,000
77,330,000	California Housing Finance Agency Revenue, Series F, 0.16%, 2/1/38, (LOC: Freddie Mac, Fannie Mae)(d)	77,330,000
23,000,000	University of California TECP, 0.18%, 7/9/12(b)	22,999,195
24,505,000	University of California TECP, 0.18%, 7/11/12(b)	24,503,897
87,931,000	University of California TECP, 0.25%, 7/10/12(b)	87,926,115
30,000,000	University of California TECP, 0.28%, 7/9/12(b)	29,998,367

		298,207,574

Florida — 0.78%
90,345,000	JP Morgan Chase Putters/Drivers Trust, Palm Beach School Board COP, Series 4078, 0.23%, 1/1/13, (LOC: JPMorgan Chase Bank NA)(a)(d)	90,345,000

Georgia — 0.26%
30,820,000	Valdosta-Lowndes County Industrial Development Authority Revenue, Series B, 0.21%, 6/1/28, (LOC: Wells Fargo Bank)(d)	30,820,000
Kentucky — 0.65%

74,995,000	JPMorgan Chase Putters Drivers Trust Refunding Revenue, Series 4012, 0.18%, 12/12/12, (LOC: JPMorgan Chase Bank NA)(a)(d)	74,995,000

Maryland — 0.09%
10,475,000	Montgomery County Housing Opportunities Commission Refunding Revenue, Series D, 0.20%, 7/1/39, (LOC: PNC Bank NA, Freddie Mac)(d)	10,475,000

Michigan — 0.21%
25,000,000	Michigan Finance Authority Taxable School Loan Refunding Revenue, 0.20%, 9/1/50, (LOC: PNC Bank NA)(d)	25,000,000

New Jersey — 0.18%
21,495,000	New Jersey Health Care Facilities Financing Authority Barnabas Health Refunding Revenue, 0.19%, 7/1/38, (LOC: JPMorgan Chase Bank NA)(d)	21,495,000

New York — 1.14%
12,450,000	JPMorgan Chase Putters Drivers Trust Public Improvement Revenue, Series 4043, 0.18%, 4/1/14(a)(d)	12,450,000
63,625,000	Metropolitan Transportation Authority Refunding Revenue, Series G-1, 0.18%, 11/1/26, (LOC: Bank of Nova Scotia)(d)	63,625,000
5,000	New York City Capital Resources Corp. Nursing Home Revenue, Series B-1, 0.29%, 7/1/37, (LOC: Bank of America NA)(d)	5,000
39,735,000	New York City Housing Development Corp. Multi Family Housing Revenue, Series B, 0.18%, 4/15/36, (Credit Support: Fannie Mae)(d)	39,735,000
16,400,000	New York State Housing Finance Agency Revenue, West 37th St. Project, Series B, 0.35%, 5/1/42, (LOC: Wells Fargo Bank)(d)	16,400,000

		132,215,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
Ohio — 0.33%
$ 9,455,000	City of Grove Multi Family Housing Regency Arms Apartment Revenue, 0.21%, 6/15/30, (Credit Support: Fannie Mae)(d)	$9,455,000
29,000,000	Cleveland Apartment System Revenue, Series F, 0.21%, 1/1/33(d)	29,000,000

		38,455,000

Pennsylvania — 0.52%
40,900,000	Blair County Industrial Development Authority Refunding Revenue, 0.20%, 10/1/28, (LOC: PNC Bank NA)(d)	40,900,000
19,725,000	Derry Township Industrial & Commercial Development Authority Revenue, 0.20%, 11/1/30, (LOC: PNC Bank NA)(d)	19,725,000

		60,625,000

South Dakota — 0.48%
22,200,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series C, 0.18%, 5/1/37(d)	22,200,000
33,525,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series I, 0.18%, 5/1/38(d)	33,525,000

		55,725,000

Tennessee — 0.17%
19,600,000	Johnson City Health & Educational Facilities Board Revenue, Series B2, 0.20%, 7/1/33, (LOC: PNC Bank NA)(d)	19,600,000

Texas — 5.28%
44,010,000	City of Houston Utilities System Refunding Revenue, Series D-1, 0.21%, 5/15/34, (Credit Support: AGM), (LOC: JPMorgan Chase Bank NA)(d)	44,010,000
46,700,000	JP Morgan Chase Putters Drivers Trust Cash Flow Management Revenue, Series 3953, 0.18%, 8/30/12(a)(d)	46,700,000
200,000,000	JPMorgan Chase Putters Drivers Trust Cash Flow Management Revenue, Series 3944, 0.18%, 8/30/12(a)(d)	200,000,000
66,600,000	JPMorgan Chase Putters Drivers Trust Cash Flow Management Revenue, Series 3945, 0.18%, 8/30/12(a)(d)	66,600,000
95,900,000	JPMorgan Chase Putters Drivers Trust Cash Flow Management Revenue, Series 3964, 0.18%, 8/30/12(a)(d)	95,900,000
60,000,000	JPMorgan Chase Putters Drivers Trust Cash Flow Management Revenue, Series 3984, 0.18%, 8/30/12(a)(d)	60,000,000
20,000,000	Texas State Veteran’s Fund Housing GO, Series A-2, 0.18%, 12/1/29(d)	20,000,000
6,360,000	Texas State Veteran’s Fund Refunding GO, Series I-C, 0.21%, 12/1/25(d)	6,360,000
6,250,000	Texas State Veteran’s Fund Refunding GO, Series I-D, 0.21%, 6/1/20(d)	6,250,000
16,830,000	Texas State Veteran’s Fund Refunding GO, Series II-C, 0.21%, 6/1/29(d)	16,830,000
12,055,000	Texas State Veteran’s Refunding GO, 0.21%, 6/1/31, (LOC: JP Morgan Chase & Co.)(d)	12,055,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$ 15,000,000	University of Texas TECP, 0.15%, 7/2/12(b)	$15,000,000
23,500,000	University of Texas TECP, 0.15%, 7/9/12(b)	23,499,863

		613,204,863

Utah — 0.07%
7,955,000	Ogden City Redevelopment Agency Refunding Revenue, Series A, 0.21%, 6/1/31, (LOC: Wells Fargo Bank)(d)	7,955,000

Virginia — 1.69%
180,208,000	Federal Home Loan Mortgage Corp., Multi Family Housing Revenue, Series M017, Class A, 0.23%, 9/15/50, (Credit Support: Freddie Mac)(d)	180,208,000
15,680,000	Newport News Industrial Development Authority Industrial Improvement Revenue, Series B, 0.21%, 7/1/31, (LOC: JPMorgan Chase Bank NA)(d)	15,680,000

		195,888,000

Total Municipal Bonds		1,675,005,437

(Cost $1,675,005,437)

U.S. Government Agency Obligations — 10.39%
Fannie Mae — 2.80%
150,000,000	0.21%, 11/14/13(d)	149,938,363
100,000,000	0.22%, 6/20/14(d)	99,960,210
50,000,000	0.35%, 12/3/12(d)	50,017,049
25,000,000	0.23%, 1/2/13(b)	24,970,931

		324,886,553

Federal Farm Credit Bank — 1.97%
18,080,000	0.25%, 8/8/12(d)	18,079,629
16,265,000	0.25%, 8/20/12(d)	16,264,559
88,525,000	0.23%, 8/13/12(d)	88,529,167
44,000,000	0.30%, 7/23/12(d)	44,001,794
62,020,000	0.34%, 7/13/12(d)	62,022,083

		228,897,232

Federal Home Loan Bank — 2.07%
100,000,000	0.20%, 7/25/12(d)	100,000,000
50,000,000	0.23%, 7/25/12(d)	50,000,000
91,000,000	0.88%, 8/22/12	91,073,856

		241,073,856

Freddie Mac — 3.55%
187,000,000	0.19%, 5/16/13(d)	187,013,020

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$100,000,000	0.19%, 6/17/13(d)	$99,981,408
125,000,000	0.20%, 3/21/13(d)	125,045,374

		412,039,802

Total U.S. Government Agency Obligations		1,206,897,443

(Cost $1,206,897,443)

U.S. Treasury Obligations — 0.65%
U.S. Treasury Notes — 0.65%
75,000,000	1.38%, 2/15/13	75,554,696

Total U.S. Treasury Obligations		75,554,696

(Cost $75,554,696)

Repurchase Agreements — 11.18%
30,000,000	Barclays Capital Inc. dated 6/29/12; due 7/2/12 at 0.14% with maturity value of $30,000,350 (fully collateralized by a US Treasury Note with a maturity date of 8/15/39 at a rate of 4.50%)	30,000,000
80,000,000	BNP Paribas Securities Corp. dated 6/29/12; due 7/2/12 at 0.15% with maturity value of $80,001,000 (fully collateralized by Federal Home Loan Bank, Fannie Mae and Freddie Mac securities with maturity dates ranging from 2/25/14 to 3/1/32 at rates ranging from 1.30% to 3.77%)	80,000,000
250,000,000	Citibank N.A., dated 6/29/12; due 7/2/12 at 0.20% with maturity value of $250,004,167 (fully collateralized by Freddie Mac and Fannie Mae securities with maturity dates ranging from 1/1/22 to 3/1/42 at rates ranging from 3.00% to 5.50%)	250,000,000
50,000,000	Deutsche Bank Securities, dated 6/29/12; due 7/2/12 at 0.14% with maturity value of $50,000,583 (fully collateralized by a US Treasury Note with a maturity date of 4/15/15 at a rate of 0.375%)	50,000,000
13,000,000	Deutsche Bank Securities, dated 6/29/12; due 7/2/12 at 0.20% with maturity value of $13,000,217 (fully collateralized by a Fannie Mae security with a maturity date of 9/1/40 at a rate of 4.00%)	13,000,000
300,000,000	Goldman Sachs & Co. dated 6/27/12; due 7/5/12 at 0.19% with maturity value of $300,012,667 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 5/1/26 to 2/1/42 at rates ranging from 3.00% to 6.00%)(e)	300,000,000
140,000,000	Goldman Sachs & Co. dated 6/29/12; due 7/2/12 at 0.14% with maturity value of $140,001,633 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 7/30/12 to 7/18/16 at rates ranging from 0.00% to 5.50%)	140,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$200,000,000	Goldman Sachs & Co. dated 6/29/12; due 7/2/12 at 0.16% with maturity value of $200,002,667 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 3/1/27 to 6/1/42 at rates ranging from 3.00% to 5.50%)	$200,000,000
100,000,000	JP Morgan Securities dated 6/29/12; due 7/2/12 at 0.20% with maturity value of $101,001,667(fully collateralized by Fannie Mae securities with maturity dates ranging from 6/1/26 to 7/1/42 at rates ranging from 3.00% to 7.50%)	100,000,000
35,000,000	Merrill Lynch, Pierce, Fenner, Smith dated 6/29/12; due 7/2/12 at 0.15% with maturity value of $35,000,437 (fully collateralized by Fannie Mae, Freddie Mac and Federal Home Loan Bank securities with maturity dates ranging from 8/6/15 to 6/1/31 at rates ranging from 0.00% to 5.40%)	35,000,000
100,000,000	TD Securities (USA) dated 6/29/12; due 7/2/12 at 0.15% with maturity value of $100,001,250 (fully collateralized by US Treasury Notes with maturity dates ranging from 3/31/14 to 8/15/15 at rates ranging from 1.75% to 4.25%)	100,000,000

Total Repurchase Agreements		1,298,000,000

(Cost $1,298,000,000)

Total Investments		$11,589,040,427
(Cost $11,589,040,427)(f) — 99.79%

Other assets in excess of liabilities — 0.21%		24,225,736

NET ASSETS — 100.00%		$11,613,266,163

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2012. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(e)	This security is restricted and illiquid as the securities may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933). The total investment in restricted and illiquid securities representing $300,000,000 or 2.58% of net assets was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	6/30/12 Carrying Value Per Unit
$300,000,000	Goldman Sachs & Co.	6/27/12	$300,000,000	$100.00

(f)	Tax cost of securities is equal to book cost of securities.

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2012 (Unaudited)

Abbreviations used are defined below:

AGM - Assured Guaranty Municipal

COP - Certificate of Participation

GO - General Obligation

LOC - Letter of Credit

STEP - Step Coupon Bond

TECP - Tax Exempt Commercial Paper

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

June 30, 2012 (Unaudited)

Principal Amount		Value
FDIC-TLGP Backed Corporate Bonds — 3.33%
Banks - Domestic — 0.23%
$14,000,000	Citibank NA, 0.47%, 9/21/12(a)	$14,009,619

Finance - Diversified Domestic — 3.10%
6,480,000	Citigroup Funding, Inc., 1.88%, 10/22/12	6,513,764
81,299,000	Citigroup Funding, Inc., 1.88%, 11/15/12	81,806,028
84,052,000	Citigroup Funding, Inc., 2.13%, 7/12/12	84,097,995
12,808,000	Citigroup Funding, Inc., 2.25%, 12/10/12	12,924,337

		185,342,124

Total FDIC-TLGP Backed Corporate Bonds		199,351,743

(Cost $199,351,743)
U.S. Government Agency Backed Municipal Bonds — 11.97%
California — 5.92%
36,000,000	Abag Finance Authority For Nonprofit Corps. Lakeside Village Apartments Revenue, 0.14%, 10/1/46, (Credit Support: Freddie Mac)(a)	36,000,000
64,400,000	California Housing Finance Agency Revenue, Series B, 0.16%, 2/1/35, (LOC: Freddie Mac, Fannie Mae)(a)	64,400,000
39,230,000	California Housing Finance Agency Revenue, Series D, 0.17%, 8/1/33, (LOC: Fannie Mae, Freddie Mac)(a)	39,230,000
50,395,000	California Housing Finance Agency Revenue, Series F, 0.16%, 2/1/37, (LOC: Freddie Mac, Fannie Mae)(a)	50,395,000
27,420,000	California Housing Finance Agency Revenue, Series J, 0.17%, 2/1/32, (LOC: Fannie Mae, Freddie Mac)(a)	27,420,000
14,860,000	California Housing Finance Agency Revenue, Series K, 0.16%, 8/1/34, (LOC: Freddie Mac, Fannie Mae)(a)	14,860,000
14,600,000	California Statewide Communities Development Agency Multi Family Revenue, Series DD, 0.16%, 10/15/36, (Credit Support: Fannie Mae)(a)	14,600,000
10,750,000	California Statewide Communities Development Authority Multi Family Revenue, Series E, 0.17%, 12/15/35, (Credit Support: Fannie Mae)(a)	10,750,000
29,320,000	California Statewide Communities Development Authority Single Family Revenue, Series NN-1, 0.16%, 11/15/37, (Credit Support: Fannie Mae)(a)	29,320,000
8,600,000	City of San Jose Cinnabar Commons Revenue, Series C, 0.16%, 2/1/37, (Credit Support: Freddie Mac)(a)	8,600,000
12,595,000	San Diego Housing Authority Hillside Garden Apartment Revenue, Series B, 0.16%, 1/15/35, (Credit Support: Fannie Mae)(a)	12,595,000
20,800,000	San Francisco City & County Housing Authority City Heights Apartments Refunding Revenue, Series A, 0.16%, 6/15/25, (Credit Support: Fannie Mae)(a)	20,800,000
25,200,000	San Francisco City and County Redevelopment Agency Revenue, Series C, 0.16%, 6/15/34, (Credit Support: Fannie Mae)(a)	25,200,000

		354,170,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
Colorado — 0.94%
$14,700,000	Colorado Housing & Finance Authority Refunding Revenue, Class I, Series B1, 0.18%, 5/1/38, (LOC: Fannie Mae, Freddie Mac)(a)	$14,700,000
9,535,000	Colorado Housing & Finance Authority Refunding Revenue, Class I, Series C1, 0.18%, 11/1/32, (LOC: Fannie Mae, Freddie Mac)(a)	9,535,000
31,750,000	Colorado Housing Finance Authority Refunding Revenue, Class I, Series A3, 0.17%, 5/1/38, (LOC: Fannie Mae, Freddie Mac)(a)	31,750,000

		55,985,000

Indiana — 0.46%
27,700,000	City of Indianapolis Lakeside Pointe & Fox Club Refunding Revenue, 0.17%, 11/15/37, (Credit Support: Fannie Mae)(a)	27,700,000

Louisiana — 0.21%
12,600,000	Louisiana Public Facilities Authority Refunding Revenue, 0.17%, 4/1/36, (Credit Support: Freddie Mac)(a)	12,600,000

Michigan — 0.16%
9,435,000	Lansing Economic Development Corp. Parking Facility Improvement Revenue, 0.25%, 3/1/42, (LOC: Federal Home Loan Bank)(a)	9,435,000

New York — 2.69%
14,205,000	New York City Housing Development Corp. First Avenue Development Revenue, Series A, 0.17%, 10/15/35, (Credit Support: Fannie Mae)(a)	14,205,000
22,370,000	New York City Housing Development Corp. Related-Monterey Revenue, Series A, 0.13%, 11/15/19, (Credit Support: Fannie Mae)(a)	22,370,000
37,500,000	New York City Housing Development Corp. West 61st. Street Apartments Revenue, Series A, 0.17%, 12/15/37, (Credit Support: Fannie Mae)(a)	37,500,000
20,000,000	New York State Housing Finance Agency 150 East 44th Street Revenue, Series A, 0.18%, 5/15/32, (Credit Support: Fannie Mae)(a)	20,000,000
25,000,000	New York State Housing Finance Agency Clinton Green North Revenue, Series A, 0.17%, 11/1/38, (Credit Support: Freddie Mac)(a)	25,000,000
41,750,000	New York State Housing Finance Agency North End Revenue, Series A, 0.17%, 11/15/36, (Credit Support: Fannie Mae)(a)	41,750,000

		160,825,000

Tennessee — 0.14%
8,210,000	Shelby County Health Educational & Housing Facilities Board Revenue, 0.17%, 12/15/37, (Credit Support: Fannie Mae)(a)	8,210,000

Virginia — 1.45%
53,600,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO15, Class A, 0.23%, 5/15/46, (Credit Support: Freddie Mac)(a)	53,600,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$ 33,180,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO21, Class A, 0.23%, 6/15/36, (Credit Support: Freddie Mac)(a)	$33,180,000

		86,780,000

Total U.S. Government Agency Backed Municipal Bonds		715,705,000

(Cost $715,705,000)
U.S. Government Agency Obligations — 60.49%
Fannie Mae — 27.25%
55,000,000	0.10%, 7/11/12(b)	54,998,694
32,466,000	0.12%, 7/2/12(b)	32,466,000
49,250,000	0.14%, 8/1/12(b)	49,244,152
15,750,000	0.14%, 8/1/12(b)	15,748,130
67,032,607	0.14%, 10/1/12(b)	67,008,461
95,775,000	0.14%, 8/1/12(b)	95,763,627
80,536,000	0.14%, 8/1/12(b)	80,526,353
58,159,000	0.14%, 8/1/12(b)	58,152,033
39,500,000	0.14%, 8/1/12(b)	39,495,309
89,000,000	0.14%, 10/1/12(b)	88,967,942
37,415,000	0.14%, 10/1/12(b)	37,401,641
26,583,000	0.14%, 10/1/12(b)	26,573,425
66,624,000	0.15%, 7/2/12(b)	66,624,000
41,000,000	0.15%, 10/1/12(b)	40,984,454
18,902,500	0.15%, 10/1/12(b)	18,895,381
5,707,816	0.16%, 9/4/12(b)	5,706,218
25,000,000	0.19%, 10/1/12(b)	24,987,993
10,000,000	0.19%, 1/3/13(b)	9,990,236
12,710,000	0.19%, 1/8/13(b)	12,697,255
39,200,000	0.19%, 1/4/13(b)	39,161,519
25,000,000	0.21%, 11/14/13(a)	24,989,727
100,000,000	0.22%, 6/20/14(a)	99,960,210
87,381,600	0.23%, 1/2/13(b)	87,279,994
25,000,000	0.23%, 8/12/13(a)	25,002,918
52,080,000	0.24%, 7/26/12(a)	52,081,393
151,558,000	0.27%, 8/23/12(a)	151,576,046
122,420,000	0.35%, 12/3/12(a)	122,461,736
5,151,000	0.38%, 12/28/12	5,155,323
143,000,000	1.13%, 7/30/12	143,109,295
38,000,000	3.63%, 2/12/13	38,802,146
12,922,000	4.38%, 7/17/13	13,473,016

		1,629,284,627

Federal Farm Credit Bank — 5.84%
75,000,000	0.18%, 8/1/12(a)	74,999,415
43,450,000	0.22%, 6/19/13	43,435,938
17,750,000	0.22%, 7/24/13(a)	17,758,737
11,000,000	0.24%, 2/22/13(a)	11,003,630
75,000,000	0.24%, 7/22/13(a)	75,048,909

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$ 80,000,000	0.27%, 7/9/12(a)	$80,000,622
47,000,000	0.35%, 8/15/12(a)	46,998,286

		349,245,537

Federal Home Loan Bank — 12.43%
50,000,000	0.11%, 7/13/12(b)	49,998,289
44,980,000	0.12%, 7/6/12(b)	44,979,425
74,750,000	0.18%, 12/27/12(a)	74,758,113
115,000,000	0.20%, 7/25/12(a)	115,000,000
75,000,000	0.23%, 7/25/12(a)	75,000,000
40,000,000	0.23%, 4/16/13	39,994,319
50,000,000	0.24%, 5/21/13	49,993,754
210,350,000	0.25%, 7/25/12	210,366,000
47,750,000	0.25%, 7/1/13	47,733,992
35,000,000	0.27%, 1/3/14(a)	34,989,343

		742,813,235

Freddie Mac — 14.88%
100,000,000	0.04%, 7/2/12(b)	100,000,000
22,950,000	0.18%, 11/2/12(a)	22,953,233
100,000,000	0.19%, 5/16/13(a)	100,004,604
40,000,000	0.19%, 6/17/13(a)	39,992,563
14,700,000	0.19%, 1/7/13(b)	14,685,337
75,000,000	0.20%, 3/21/13(a)	75,027,224
105,395,000	0.38%, 11/30/12	105,484,243
8,456,000	0.75%, 12/28/12	8,478,586
105,000,000	1.38%, 1/9/13	105,645,152
95,000,000	4.50%, 1/15/13	97,186,739
219,717,000	5.13%, 7/15/12	220,105,444

		889,563,125

Overseas Private Investment Corp. — 0.09%
1,400,000	0.18%, 3/15/15(a)	1,400,000
3,961,767	0.18%, 11/15/13(a)	3,961,767

		5,361,767

Total U.S. Government Agency Obligations		3,616,268,291

(Cost $3,616,268,291)

U.S. Treasury Obligations — 3.93%
U.S. Treasury Bills — 0.70%
42,000,000	0.11%, 7/12/12(b)	41,998,769

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
U.S. Treasury Notes — 3.23%
$ 87,000,000	0.50%, 11/30/12	$87,119,171
75,000,000	1.38%, 2/15/13	75,550,963
30,000,000	1.75%, 4/15/13	30,350,839

		193,020,973

Total U.S. Treasury Obligations		235,019,742

(Cost $235,019,742)
Repurchase Agreements — 23.84%
100,000,000	Barclays Capital Inc. dated 6/29/12; due 7/2/12 at 0.14% with maturity value of $100,001,167 (fully collateralized by a US Treasury Inflation Note with a maturity date of 8/15/39 at a rate of 4.50%)	100,000,000
65,000,000	BNP Paribas Securities Corp. dated 6/29/12; due 7/2/12 at 0.18% with maturity value of $65,000,975 (fully collateralized by Fannie Mae securities with maturity dates ranging from 12/1/25 to 3/1/32 at a rate of 3.50%)	65,000,000
250,000,000	Citibank NA, dated 6/29/12; due 7/2/12 at 0.20% with maturity value of $250,004,167 (fully collateralized by Ginnie Mae and Fannie Mae securities with maturity dates ranging from 2/1/23 to 2/15/42 at rates ranging from 3.50% to 6.50%)	250,000,000
35,000,000	Deutsche Bank AG dated 6/29/12; due 7/2/12 at 0.14% with maturity value of $35,000,408 (fully collateralized by a US Treasury Note with a maturity date of 1/15/15 at a rate of 0.25%)	35,000,000
125,000,000	Deutsche Bank AG dated 6/29/12; due 7/2/12 at 0.15% with maturity value of $125,001,562 (fully collateralized by a Federal Home Loan Bank security with a maturity date of 8/8/13 at a rate of 0.22%)	125,000,000
200,000,000	Goldman Sachs & Co. dated 6/27/12; due 7/5/12 at 0.19% with maturity value of $200,008,444 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 12/1/25 to 7/1/42 at rates ranging from 3.00% to 4.50%)(c)	200,000,000
60,000,000	Goldman Sachs & Co. dated 6/29/12; due 7/2/12 at 0.14% with maturity value of $60,000,700 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 2/13/17 to 3/15/31 at rates ranging from 5.00% to 6.75%)	60,000,000
100,000,000	Goldman Sachs & Co. dated 6/29/12; due 7/2/12 at 0.16% with maturity value of $100,001,333 (fully collateralized by Freddie Mac securities with maturity dates ranging from 4/1/41 to 6/1/42 at rates ranging from 4.00% to 5.00%)	100,000,000
100,000,000	JP Morgan Securities dated 6/29/12; due 7/2/12 at 0.20% with maturity value of $100,001,667 (fully collateralized by Fannie Mae securities with maturity dates ranging from 10/1/13 to 4/1/52 at rates ranging from 3.00% to 6.50%)	100,000,000
35,000,000	Merrill Lynch, Pierce, Fenner, Smith dated 6/29/12; due 7/2/12 at 0.12% with maturity value of $35,000,350 (fully collateralized by a US Treasury Note with a maturity date of 8/15/21 at a rate of 2.125%)	35,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$205,000,000	Merrill Lynch, Pierce, Fenner, Smith dated 6/29/12; due 7/2/12 at 0.15% with maturity value of $205,002,562 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 7/1/27 to 6/1/42 at rates ranging from 2.50% to 4.50%)	$205,000,000
150,000,000	TD Bank dated 6/29/12; due 7/2/12 at 0.15% with maturity value of $150,001,875 (fully collateralized by US Treasury Notes with maturity dates ranging from 6/30/13 to 11/15/39 at rates ranging from 0.00% to 2.75%)	150,000,000

Total Repurchase Agreements		1,425,000,000

(Cost $1,425,000,000)

Total Investments		6,191,344,776
(Cost $6,191,344,776)(d) — 103.56%

Liabilities in excess of other assets — (3.56)%		(212,775,302)

NET ASSETS — 100.00%		$5,978,569,474

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2012. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Represents effective yield to maturity on date of purchase.
(c)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).

The total investment in restricted and illiquid securities representing $200,000,000 or 3.35% of net assets was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	6/30/12 Carrying Value Per Unit
$200,000,000	Goldman Sachs & Co.	6/27/12	$200,000,000	$100.00

(d)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

FDIC - Federal Deposit Insurance Corp.

LOC -Letter of Credit

TLGP - Temporary Liquidity Guaranty Program

    See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund

June 30, 2012 (Unaudited)

Principal Amount		Value
Municipal Bonds — 99.26%
Alaska — 0.77%
$10,000,000	Alaska International Airports System Refunding Revenue, Series A, 0.18%, 10/1/30, (LOC: State Street Bank & Trust Co.)(a)	$10,000,000

Arizona — 0.90%
3,000,000	Arizona Health Facilities Authority, Banner Health Refunding Revenue, Series B, 0.18%, 1/1/35, (LOC: Scotia Bank)(a)	3,000,000
2,950,000	Maricopa County Industrial Development Authority Gran Victoria Housing Revenue, Series A, 0.18%, 4/15/30, (Credit Support: Fannie Mae)(a)	2,950,000
5,700,000	Pima County Industrial Development Authority Delaware Military Academy Revenue, 0.16%, 9/1/38, (LOC: PNC Bank NA)(a)	5,700,000

		11,650,000

California — 5.02%
10,000,000	California Affordable Housing Agency Revenue, Series A, 0.16%, 9/15/33, (Credit Support: Fannie Mae)(a)	10,000,000
6,725,000	California Health Facilities Financing Authority Revenue, 0.15%, 3/1/47, (LOC: Bank of Montreal)(a)	6,725,000
6,500,000	City of Ontario Housing Authority, Park Centre Apartments Refunding Revenue, 0.18%, 12/1/35, (Credit Support: Freddie Mac)(a)	6,500,000
17,695,000	City of Simi Valley Refunding Revenue, Series A, 0.17%, 7/1/23, (Credit Support: Freddie Mac)(a)	17,695,000
7,900,000	City of Tracy Sycamores Apartments Refunding Revenue, Series A, 0.20%, 5/1/15, (LOC: Freddie Mac)(a)	7,900,000
5,675,000	City of Vacaville Sycamores Apartments Refunding Revenue, Series A, 0.16%, 5/15/29, (Credit Support: Fannie Mae)(a)	5,675,000
5,600,000	County of San Bernardino Sycamore Terrace Refunding Revenue, Series A, 0.15%, 5/15/29, (Credit Support: Fannie Mae)(a)	5,600,000
4,900,000	Sacramento County Housing Authority Refunding Revenue, Series C, 0.15%, 7/15/29, (Credit Support: Fannie Mae)(a)	4,900,000

		64,995,000

Colorado — 2.08%
3,170,000	Aurora Centretech Metropolitan District Refunding GO, Series C, 0.19%, 12/1/28, (LOC: U.S. Bank NA)(a)	3,170,000
1,250,000	Colorado Health Facilities Authority Arapahoe Housing Project Revenue, Series A, 0.28%, 4/1/24, (LOC: Wells Fargo Bank)(a)	1,250,000
5,700,000	Colorado Health Facilities Authority Crossroads Maranatha Project Refunding Revenue, 0.17%, 12/1/43, (LOC: U.S Bank NA)(a)	5,700,000
5,000,000	Commerce City Northern Infrastructure General Improvement District GO, 0.19%, 12/1/28, (LOC: U.S. Bank NA)(a)	5,000,000
3,475,000	County of Pitkin Refunding Revenue, Series A, 0.17%, 12/1/24, (LOC: U.S. Bank NA)(a)	3,475,000
5,035,000	Gateway Regional Metropolitan District Refunding GO, 0.28%, 12/1/37, (LOC: Wells Fargo Bank)(a)	5,035,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$ 2,795,000	Meridian Ranch Metropolitan District Refunding GO, 0.19%, 12/1/38, (LOC: U.S. Bank NA)(a)	$2,795,000
485,000	Parker Automotive Metropolitan District GO, 0.19%, 12/1/34, (LOC: U.S. Bank NA)(a)	485,000

		26,910,000

District Of Columbia — 0.76%
3,880,000	District of Columbia Children’s Defense Fund Refunding Revenue, 0.29%, 4/1/22, (LOC: Wells Fargo Bank)(a)	3,880,000
1,600,000	District of Columbia Internships and Academic Revenue, 0.19%, 7/1/36, (LOC: Branch Banking & Trust)(a)	1,600,000
4,400,000	District of Columbia Jesuit Conference Revenue, 0.17%, 10/1/37, (LOC: PNC Bank NA)(a)	4,400,000

		9,880,000

Florida — 5.44%
4,925,000	Florida State Housing Finance Corp. South Pointe Project Refunding Revenue, Series J, 0.18%, 2/15/28, (Credit Support: Fannie Mae)(a)	4,925,000
8,000,000	Hillsborough County TECP, 0.18%, 7/12/12, (LOC: State Street Bank & Trust)(b)	8,000,000
5,245,000	JP Morgan Chase Putters/Drivers Trust Seminole County Sales Tax Refunding Revenue, Series 3438Z, 0.20%, 4/1/27(a)(c)	5,245,000
2,225,000	JP Morgan Chase Putters/Drivers Trust Tampa Water Revenue, Series 3617, 0.20%, 10/1/25(a)(c)	2,225,000
25,000,000	JP Morgan Chase Putters/Drivers Trust, Palm Beach School Board COP, Series 4078, 0.23%, 1/1/13, (LOC: JPMorgan Chase Bank NA)(a)(c)	25,000,000
6,835,000	Marion County Industrial Development Authority Refunding Revenue, 0.18%, 11/15/32, (Credit Support: Fannie Mae)(a)	6,835,000
4,500,000	Orange County Health Facilities Authority Refunding Revenue, Series E, 0.18%, 10/1/26, (LOC: Branch Banking & Trust)(a)	4,500,000
8,615,000	Orange County Housing Finance Authority Refunding Revenue, 0.18%, 6/1/25, (Credit Support: Fannie Mae)(a)	8,615,000
4,995,000	Tallahassee Energy System Revenue, Putters Series 2069Z, 0.20%, 4/1/15(a)	4,995,000

		70,340,000

Georgia — 2.52%
7,215,000	Clayton County Housing Authority Refunding Revenue, 0.18%, 9/1/26, (Credit Support: Fannie Mae)(a)	7,215,000
7,985,000	Cobb County Development Authority Refunding Revenue, Series B, 0.18%, 7/1/34, (LOC: Branch Banking & Trust)(a)	7,985,000
4,755,000	Cobb County Housing Authority Refunding Revenue, 0.20%, 3/1/24, (Credit Support: Freddie Mac)(a)	4,755,000
4,915,000	Fulton County Development Authority School Improvement Revenue, 0.19%, 8/1/35, (LOC: Branch Banking & Trust)(a)	4,915,000
7,725,000	Marietta Housing Authority Refunding Revenue, 0.18%, 7/1/24, (Credit Support: Fannie Mae)(a)	7,725,000

		32,595,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
Illinois — 2.90%
$ 3,155,000	City of Chicago Waterworks Refunding Revenue, Sub Series, 04-3, 0.17%, 11/1/31, (LOC: State Street Bank & Trust)(a)	$3,155,000
2,600,000	Illinois Finance Authority Cultural Pool Revenue, 0.20%, 12/1/25, (LOC: JP Morgan Chase Bank)(a)	2,600,000
3,865,000	Illinois Finance Authority Garrett Evangelical Project Refunding Revenue, 0.18%, 6/1/40, (LOC: First Midwest Trust Co., Federal Home Loan Bank)(a)	3,865,000
13,800,000	Illinois Finance Authority Ingalls Memorial Hospital Revenue, Series C, 0.20%, 1/1/16, (LOC: JP Morgan Chase Bank)(a)	13,800,000
7,400,000	Illinois Finance Authority YMCA Metro Chicago Project Refunding Revenue, 0.18%, 6/1/29, (LOC: JP Morgan Chase Bank)(a)	7,400,000
6,645,000	Village of Channahon Morris Hospital Refunding Revenue, Series A, 0.17%, 12/1/23, (LOC: U.S. Bank NA)(a)	6,645,000

		37,465,000

Indiana — 5.49%
19,000,000	Indiana Bond Bank Advance Funding Program Cash Flow Management Revenue, Series A, 1.25%, 1/3/13, (Credit Support: GO of Bond Bank)	19,085,979
23,600,000	Indiana Finance Authority Ascension Health Refunding Revenue, Series E7, 0.15%, 11/15/33(a)	23,600,000
14,370,000	Indiana Finance Authority Floyd Memorial Hospital Refunding Revenue, 0.18%, 3/1/36, (LOC: Branch Banking & Trust)(a)	14,370,000
14,015,000	Indiana Finance Authority Indiana University Healthcare Revenue, Series C, 0.15%, 3/1/33, (LOC: Northern Trust Co.)(a)	14,015,000

		71,070,979

Iowa — 1.22%
5,700,000	City of Urbandale Interstate Acres LP Refunding Revenue, 0.20%, 12/1/14, (LOC: Bankers Trust Co., Federal Home Loan Bank)(a)	5,700,000
1,700,000	Iowa Higher Education Loan Authority Cash Flow Management Revenue, Series C, 2.00%, 5/16/13, (LOC: U.S. Bank NA)	1,724,349
7,270,000	Iowa Higher Education Loan Authority University & College Revenue, 0.28%, 5/1/20, (LOC: Wells Fargo Bank)(a)	7,270,000
1,125,000	Woodbury County Revenue, 0.28%, 11/1/16, (LOC: U.S. Bank NA)(a)	1,125,000

		15,819,349

Kentucky — 0.58%
7,555,000	County of Warren Refunding Revenue, 0.45%, 4/1/37, (Credit Support: AGM)(a)	7,555,000

Louisiana — 3.60%
28,700,000	East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobile Project Refunding Revenue, 0.14%, 3/1/22(a)	28,700,000
5,000,000	East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobile Project Revenue, Series A, 0.14%, 8/1/35(a)	5,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$ 9,055,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 0.19%, 10/1/37, (LOC: First NBC Bank, Federal Home Loan Bank)(a)	$9,055,000
3,850,000	Shreveport Home Mortgage Authority Refunding Revenue, 0.18%, 2/15/23, (Credit Support: Fannie Mae)(a)	3,850,000

		46,605,000

Maryland — 0.43%
5,540,000	Maryland Health & Higher Educational Facilities Authority Refunding Revenue, Series D, 0.15%, 7/1/41, (LOC: TD Bank NA)(a)	5,540,000

Massachusetts — 1.18%
11,180,000	City of Worcester Cash Flow Management GO, 2.00%, 11/8/12	11,246,887
4,000,000	Massachusetts Industrial Finance Agency Refunding Revenue, 0.16%, 12/1/24, (LOC: TD Bank NA)(a)	4,000,000

		15,246,887

Michigan — 1.77%
12,475,000	Michigan Finance Authority Cash Flow Management Revenue, Series C-1, 2.00%, 8/20/12, (Credit Support: State Appropriation)	12,499,315
10,340,000	Michigan State Hospital Finance Authority Trinity Health Group TECP, 0.16%, 8/3/12(b)	10,340,000

		22,839,315

Minnesota — 12.28%
1,825,000	City of Bloomington Bristol Village Apartments Project Refunding Revenue, Series A1, 0.19%, 11/15/32, (Credit Support: Fannie Mae)(a)	1,825,000
4,860,000	City of Burnsville Berkshire Project Refunding Revenue, Series A, 0.17%, 7/15/30, (Credit Support: Fannie Mae)(a)	4,860,000
8,350,000	City of Burnsville Southwind Apartments Project Refunding Revenue, 0.17%, 1/1/35, (Credit Support: Freddie Mac)(a)	8,350,000
12,235,000	City of Inver Grove Heights Refunding Revenue, 0.17%, 5/15/35, (Credit Support: Fannie Mae)(a)	12,235,000
6,025,000	City of Minnetonka Beacon Hill Refunding Revenue, 0.17%, 5/15/34, (Credit Support: Fannie Mae)(a)	6,025,000
3,865,000	City of Minnetonka, Minnetonka Hills Apartments Refunding Revenue, 0.17%, 11/15/31, (Credit Support: Fannie Mae)(a)	3,865,000
13,075,000	City of Oak Park Heights Boutwells Landing Refunding Revenue, 0.17%, 11/1/35, (Credit Support: Freddie Mac)(a)	13,075,000
3,820,000	City of Saint Louis Park Parkshore Senior Project Refunding Revenue, 0.17%, 8/1/34, (Credit Support: Freddie Mac)(a)	3,820,000
5,565,000	City of Saint Louis Park Westwind Apartments Project Refunding Revenue, 0.17%, 9/15/33, (Credit Support: Fannie Mae)(a)	5,565,000
1,175,000	City of Spring Lake Park Oak Crest Apartments Project Refunding Revenue, 0.17%, 2/15/33, (Credit Support: Fannie Mae)(a)	1,175,000
8,705,000	Midwest Consortium of Municipal Utilities Refunding Revenue, Series B, 0.18%, 10/1/35, (LOC: U.S. Bank NA)(a)	8,705,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$19,000,000	Rochester Health Care Facilities TECP, 0.14%, 10/1/12, (Credit Support: Mayo Clinic Foundation)(b)	$19,000,000
6,400,000	Rochester Health Care Facilities TECP, 0.21%, 7/9/12, (Credit Support: Mayo Clinic Foundation)(b)	6,400,000
9,000,000	Roseville Independent School District No 623 Cash Flow Management GO, 1.50%, 9/28/12, (Credit Support: School District Credit Program)	9,028,172
11,000,000	Saint Francis Independent School District No 15 Cash Flow Management GO, Series 2011A, 1.00%, 9/12/12, (Credit Support: School District Credit Program)	11,014,001
3,300,000	Saint Paul Housing & Redevelopment Authority Highland Ridge Project Refunding Revenue, 0.17%, 10/1/33, (Credit Support: Freddie Mac)(a)	3,300,000
7,255,000	Saint Paul Port Authority Sibley Project Refunding Revenue, 0.17%, 2/1/34, (Credit Support: Freddie Mac)(a)	7,255,000
1,300,000	State of Minnesota Public Improvement GO, Series A, 4.00%, 12/1/12	1,320,353
2,000,000	University of Minnesota Revenue, Series A, 4.00%, 12/1/12, (Credit Support: GO of University)	2,031,200
10,000,000	University of Minnesota TECP, 0.16%, 7/2/12(b)	10,000,000
10,000,000	University of Minnesota TECP, 0.18%, 7/17/12(b)	10,000,000
10,000,000	University of Minnesota TECP, 0.19%, 7/9/12(b)	10,000,000

		158,848,726

Mississippi — 3.10%
3,000,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series D, 0.16%, 11/1/35(a)	3,000,000
30,000,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series F, 0.15%, 11/1/35(a)	30,000,000
7,140,000	Mississippi Business Finance Corp., King Edward Hotel Project Revenue, 0.18%, 5/1/39, (LOC: Capital One NA, Federal Home Loan Bank)(a)	7,140,000

		40,140,000

Missouri — 0.97%
10,500,000	Curators of University of Missouri TECP, 0.15%, 7/17/12(b)	10,500,000
2,000,000	St. Charles County Industrial Development Authority Refunding Revenue, 0.18%, 2/1/29, (Credit Support: Fannie Mae)(a)	2,000,000

		12,500,000

Montana — 0.60%
1,700,000	Montana Board of Investment Public Improvements Revenue, 0.22%, 3/1/29(a)	1,700,000
6,000,000	Montana Board of Investments Public Improvements Revenue, 0.22%, 3/1/35(a)	6,000,000

		7,700,000

Nebraska — 0.46%
6,000,000	Madison County Hospital Authority No. 1 Revenue, Series B, 0.18%, 7/1/33, (LOC: U.S. Bank NA)(a)	6,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
New York — 12.01%
$14,000,000	City of New York GO, Sub-Series A-4, 0.18%, 8/1/31, (LOC: Bank of Nova Scotia)(a)	$14,000,000
25,000,000	City of New York Refunding GO, Sub-Series C-5, 0.14%, 8/1/20, (LOC: BNY Mellon)(a)	25,000,000
18,000,000	New York City Transitional Finance Authority Refunding Revenue, 0.13%, 11/1/29(a)	18,000,000
13,000,000	New York City, Transitional Finance Authority Revenue, Series A2, 0.15%, 11/15/27(a)	13,000,000
10,000,000	New York City, Trust For Cultural Resources, Lincoln Center Refunding Revenue, Series A1, 0.21%, 12/1/35, (LOC: JPMorgan Chase & Co.)(a)	10,000,000
9,000,000	New York Liberty Development Corp., 3 World Trade Center Project Revenue, 0.30%, 11/8/12(a)	9,000,122
22,900,000	New York State Dormitory Authority Refunding Revenue, Series D, 0.15%, 7/1/31, (LOC: TD Bank NA)(a)	22,900,000
3,765,000	New York State Dormitory Authority Wagner College Revenue, 0.15%, 7/1/38, (LOC: TD Bank NA)(a)	3,765,000
27,400,000	New York State Energy Research & Development Authority Refunding Revenue, Series A, 0.27%, 8/1/15, (LOC: Wells Fargo Bank)(a)	27,400,000
9,000,000	New York State Housing Finance Agency Revenue , Series A, 0.13%, 5/1/35, (Credit Support: Freddie Mac)(a)	9,000,000
3,400,000	Triborough Bridge & Tunnel Authority Refunding Revenue, Series B, 0.14%, 1/1/32, (LOC: State Street Bank & Trust Co.)(a)	3,400,000

		155,465,122

North Carolina — 1.66%
3,200,000	Guilford County Industrial Facilities & Pollution Control Financing Authority Revenue, 0.19%, 9/1/29, (LOC: Branch Banking & Trust)(a)	3,200,000
2,100,000	North Carolina Capital Facilities Finance Agency Refunding Revenue, 0.19%, 7/1/19, (LOC: Branch Banking & Trust)(a)	2,100,000
9,935,000	North Carolina Educational Facilities Finance Agency, Duke University Project Revenue, Series B, 0.14%, 12/1/21(a)	9,935,000
3,000,000	North Carolina Medical Care Commission Lower Cape Fear Hospice Revenue, 0.19%, 11/1/27, (LOC: Branch Banking & Trust)(a)	3,000,000
3,245,000	North Carolina Medical Care Commission Sisters of Mercy Services Corp. Revenue, 0.19%, 3/1/28, (LOC: Branch Banking & Trust)(a)	3,245,000

		21,480,000

Ohio — 0.19%
2,400,000	County of Lucas Cash Flow Management GO, Series 1, 1.00%, 7/19/12	2,400,499

Oregon — 0.66%
8,500,000	Oregon State Health & Science University Revenue, Series B1, 0.16%, 7/1/42, (LOC: Union Bank NA)(a)	8,500,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
Pennsylvania — 10.23%
$ 8,900,000	Allegheny County Higher Education Building Authority Refunding Revenue, Series A, 0.17%, 3/1/38, (LOC: PNC Bank NA)(a)	$8,900,000
7,300,000	Allegheny County Hospital Development Authority Revenue, Series A, 0.17%, 6/1/30, (LOC: PNC Bank NA)(a)	7,300,000
12,575,000	Butler County General Authority Iroquois School District Project Refunding Revenue, 0.32%, 8/1/31, (Credit Support: AGM)(a)	12,575,000
10,425,000	Butler County General Authority South Park School District Project Refunding Revenue, 0.32%, 8/1/27, (Credit Support: AGM)(a)	10,425,000
5,000,000	Delaware County Industrial Development Authority General Electric Capital Refunding Revenue, Series G, 0.17%, 12/1/31(a)	5,000,000
5,000,000	Delaware County Industrial Development Authority General Electric Capital Refunding Revenue, Series G, 0.17%, 12/1/31(a)	5,000,000
46,020,000	Delaware County Industrial Development Authority, United Parcel Service Project Revenue, 0.15%, 12/1/15(a)	46,020,000
3,100,000	Emmaus General Authority Revenue, Series A11, 0.18%, 3/1/24, (LOC: U.S. Bank NA)(a)	3,100,000
4,700,000	Emmaus General Authority Revenue, Series F, 0.18%, 3/1/24, (LOC: U.S. Bank NA)(a)	4,700,000
8,155,000	JP Morgan Chase Putters/Drivers Trust Refunding GO, Series 3405, 0.19%, 11/15/14, (Credit Support: AGM, State Aid Withholding)(a)(c)	8,155,000
7,740,000	Luzerne County Convention Center Authority Revenue, Series A, 0.17%, 9/1/28, (LOC: PNC Bank NA)(a)	7,740,000
3,730,000	Pennsylvania Economic Development Financing Authority Revenue, 0.17%, 12/1/31, (LOC: PNC Bank NA)(a)	3,730,000
2,200,000	Pennsylvania Higher Educational Facilties Authority Gannon University Refunding Revenue, 0.17%, 5/1/15, (LOC: PNC Bank NA)(a)	2,200,000
7,515,000	Pennsylvania Higher Educational Facilties Authority Holy Family College Refunding Revenue, Series B, 0.15%, 12/1/32, (LOC: TD Bank NA)(a)	7,515,000

		132,360,000

South Carolina — 0.58%
3,300,000	South Carolina Jobs-Economic Development Authority Revenue, 0.22%, 5/1/29, (LOC: Branch Banking & Trust)(a)	3,300,000
4,250,000	South Carolina Jobs-Economic Development Authority Revenue, 0.28%, 5/1/29, (LOC: Wells Fargo Bank)(a)	4,250,000

		7,550,000

South Dakota — 1.36%
12,640,000	City of Sioux Falls Sales Tax Revenue, Series 2057, 0.20%, 5/15/15(a)	12,640,000
5,000,000	South Dakota Housing Development Authority Revenue, Series C, 0.18%, 5/1/39(a)	5,000,000

		17,640,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
Tennessee — 1.93%
$25,000,000	Vanderbilt University TECP, 0.19%, 2/20/13(b)	$25,000,000

Texas — 9.34%
14,000,000	City of Houston Utility System Refunding Revenue, Series B-3, 0.16%, 5/15/34, (LOC: Sumitomo Mitsui Bank)(a)	14,000,000
7,500,000	City of Houston Utility System Refunding Revenue, Series B-6, 0.17%, 5/15/34, (LOC: Sumitomo Mitsui Bank)(a)	7,500,000
2,525,000	Crawford Education Facilities Corp. Revenue, 0.17%, 6/1/18, (LOC: U.S. Bank NA)(a)	2,525,000
7,050,000	DeSoto Industrial Development Authority Caterpillar Refunding Revenue, 0.28%, 12/1/16(a)	7,050,000
9,000,000	Harris County Cultural Educational Facilities TECP, 0.22%, 12/5/12, (Credit Support: Methodist Hospital)(b)	9,000,000
18,000,000	Harris County Cultural Educational Facilities TECP, 0.28%, 8/6/12, (Credit Support: Methodist Hospital)(b)	18,000,000
8,000,000	Harris County Cultural Educational Facilities TECP, 0.28%, 8/6/12, (Credit Support: Methodist Hospital)(b)	8,000,000
21,620,000	Harris County Health Facilities Development Corp. Methodist Hospital System Refunding Revenue, Series A-1, 0.16%, 12/1/41(a)	21,620,000
11,095,000	Lake Travis Independent School District Putters GO, Series 1882, 0.18%, 2/15/14, (Credit Support: PSF-GTD)(a)(c)	11,095,000
4,820,000	Splendora Higher Education Facilities Corp. Revenue, Series A, 0.28%, 12/1/26, (LOC: Wells Fargo Bank)(a)	4,820,000
17,300,000	University of Texas, Financing System Refunding Revenue, Series B, 0.10%, 8/1/34(a)	17,300,000

		120,910,000

Utah — 1.26%
5,000,000	County of Emery Refunding Revenue, 0.19%, 11/1/24, (LOC: Wells Fargo Bank)(a)	5,000,000
545,000	County of Sanpete Private Primary Schools Revenue, 0.28%, 8/1/28, (LOC: U.S. Bank NA)(a)	545,000
3,450,000	Duchesne County School District Revenue, 0.28%, 6/1/21, (LOC: U.S. Bank NA)(a)	3,450,000
2,905,000	Ogden City Redevelopment Agency Tax Allocation Revenue, Series A, 0.28%, 4/1/25, (LOC: Wells Fargo Bank)(a)	2,905,000
4,435,000	Salt Lake County Housing Authority Refunding Revenue, 0.22%, 2/15/31, (Credit Support: Fannie Mae)(a)	4,435,000

		16,335,000

Vermont — 0.26%
3,400,000	Vermont Educational & Health Buildings Financing Agency Springfield Project Refunding Revenue, Series A, 0.15%, 9/1/31, (LOC: TD Bank NA)(a)	3,400,000

Virginia — 2.49%
11,590,000	Albemarle County Economic Development Authority Jefferson Hospital Revenue, Series D, 0.16%, 10/1/48, (LOC: Wells Fargo Bank NA)(a)	11,590,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$10,600,000	Arlington County Ballston Public Parking Revenue, 0.17%, 8/1/17, (LOC: PNC Bank NA)(a)	$10,600,000
10,000,000	Russell County Industrial Development Authority Revenue, Series B, 0.19%, 7/1/38, (LOC: U.S. Bank NA)(a)	10,000,000

		32,190,000

Washington — 1.20%
5,000,000	Everett Public Facilities District Refunding Revenue, 0.17%, 4/1/36, (LOC: BNY Mellon Bank)(a)	5,000,000
4,995,000	JP Morgan Chase Putters/Drivers Trust Snohomish County School District No. 15 GO, Series 3542Z, 0.20%, 12/1/14, (Credit Support: School Board GTY)(a)(c)	4,995,000
4,680,000	Washington State Housing Finance Commission Retirement Facilities Revenue, Series A, 0.21%, 8/1/44, (LOC: East West Bank, Federal Home Loan Bank)(a)	4,680,000
900,000	Washington State Housing Finance Commission Revenue, 0.17%, 7/1/22, (LOC: U.S. Bank NA)(a)	900,000

		15,575,000

Wisconsin — 2.51%
15,000,000	City of Milwaukee Cash Flow Management GO, Series R-1, 1.25%, 12/4/12	15,068,304
7,740,000	Wisconsin Health & Educational Facilities Authority Revenue, 0.28%, 6/1/28, (LOC: Wells Fargo Bank)(a)	7,740,000
7,500,000	Wisconsin Health & Educational Facilities Authority, Aurora Health Care Refunding Revenue, Series C, 0.16%, 7/15/28, (LOC: Bank of Montreal)(a)	7,500,000
2,100,000	Wisconsin Municipalities Private School Finance Commission Revenue, 0.17%, 3/1/23, (LOC: U.S. Bank NA)(a)	2,100,000

		32,408,304

Wyoming — 1.51%
19,475,000	County of Lincoln Exxon Project Pollution Control Revneue, Series B, 0.14%, 11/1/14(a)	19,474,999

Total Municipal Bonds		1,284,389,180

(Cost $1,284,389,180)

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2012 (Unaudited)

Shares		Value
Investment Company — 0.23%
3,000,000	Goldman Sachs Financial Square Tax Free Money Market Fund	$3,000,000

Total Investment Company		3,000,000
(Cost $3,000,000)

Total Investments		$1,287,389,180
(Cost $1,287,389,180)(d) — 99.49%

Other assets in excess of liabilities — 0.51%		6,585,776

NET ASSETS — 100.00%		$1,293,974,956

(a)	Variable rate demand security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2012. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

GO – General Obligation

GTY – Guaranty

LOC – Letter of Credit

PSF-GTD – Permanent School Fund Guarantee

TECP – Tax Exempt Commercial Paper

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

June 30, 2012 (Unaudited)

Principal Amount		Value
Municipal Bonds — 2.81%
California — 0.28%
$ 280,000	California Rural Home Mortgage Finance Authority Revenue, Series C, 5.40%, 8/1/35, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	$298,889
975,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 10/20/17 @ 102	1,000,019
330,000	Camarillo California Community Development, Community Tax Allocation (Housing Set-Aside), Series A-T, 5.26%, 9/1/16, (Credit Support: AMBAC)	334,109

		1,633,017

Delaware — 0.26%
745,000	Delaware State Housing Authority Revenue, Series 2, 1.50%, 1/1/15, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac)	750,282
730,000	Delaware State Housing Authority Revenue, Series 2, 0.95%, 1/1/14, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac)	732,263

		1,482,545

Guam — 0.02%
140,000	Guam Power Authority Revenue OID, Series A, 5.00%, 10/1/24, (Credit Support: AMBAC), Callable 7/30/12 @ 100	140,020

Massachusetts — 1.26%
6,790,000	Massachusetts Housing Finance Agency Revenue, Series B, 6.53%, 12/1/27, (Credit Support: NATL-RE,IBC), Callable 6/1/17 @ 100	7,355,471

Mississippi — 0.02%
100,000	Mississippi Home Corp. Multi Family Revenue OID, 5.35%, 8/20/48, (Credit Support: Ginnie Mae, FHA), Callable 9/1/18 @ 105	102,978

New York — 0.70%
665,000	New York City Housing Development Corp. Revenue, Series A, 4.15%, 7/15/15, (Credit Support: Fannie Mae)	696,029

700,000	New York State Housing Finance Agency Revenue, 4.50%, 11/15/27, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	715,064

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	$1,018,940

1,620,000	Suffolk County Industrial Development Agency Revenue, 5.70%, 12/1/26, (LOC: Bank of New York), Callable 7/30/12 @ 102	1,650,731

		4,080,764

Texas — 0.20%
1,085,000	Texas Department of Housing & Community Affairs Revenue, 5.13%, 12/1/38, (Credit Support: Fannie Mae), Callable 6/01/21 @ 102(a)	1,163,304

Utah — 0.07%
387,000	Utah Housing Corp. Multi Family Mortgage Revenue, 7.25%, 1/20/26, (Credit Support: Ginnie Mae), Callable 7/30/12 @ 102	391,640

Total Municipal Bonds		16,349,739

(Cost $15,468,857)
Corporate Bonds — 0.20%
Diversified Financials — 0.20%
1,987,097	Pacific Beacon LLC 0.87%, 7/15/51(Credit Support: MBIA)(a)(b)(c)	1,149,337

Total Corporate Bonds		1,149,337

(Cost $1,987,097)
U.S. Government Agency Backed Mortgages — 110.09%
Fannie Mae — 76.78%
4,173,646	(TBA), 3.50%, 7/1/41(b)	4,402,545
24,734	Pool #253174, 7.25%, 12/1/29	28,296
24,669	Pool #253214, 7.00%, 1/1/15	25,943
109,468	Pool #257611, 5.50%, 5/1/38	120,133
50,878	Pool #257612, 5.00%, 5/1/38	55,892
380,704	Pool #257613, 5.50%, 6/1/38	416,485
178,714	Pool #257631, 6.00%, 7/1/38	197,716
394,568	Pool #257632, 5.50%, 7/1/38	429,678
287,269	Pool #257649, 5.50%, 7/1/38	315,345
84,884	Pool #257656, 6.00%, 8/1/38	93,909
295,304	Pool #257663, 5.50%, 8/1/38	324,166
522,321	Pool #257857, 6.00%, 12/1/37	573,043
69,121	Pool #257869, 5.50%, 12/1/37	76,222
374,014	Pool #257890, 5.50%, 2/1/38	408,932
1,024,666	Pool #257892, 5.50%, 2/1/38	1,119,047
53,091	Pool #257897, 5.50%, 2/1/38	58,546
109,695	Pool #257898, 6.00%, 2/1/38	121,753

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$ 97,470	Pool #257899, 5.00%, 2/1/38	$106,498
120,587	Pool #257901, 5.50%, 2/1/38	131,845
54,045	Pool #257902, 6.00%, 2/1/38	59,986
285,997	Pool #257903, 5.50%, 2/1/38	311,894
199,538	Pool #257904, 6.00%, 2/1/38	220,723
86,458	Pool #257913, 5.50%, 1/1/38	95,042
111,788	Pool #257919, 6.00%, 2/1/38	123,657
210,684	Pool #257926, 5.50%, 3/1/38	230,353
166,776	Pool #257942, 5.50%, 4/1/38	183,024
102,987	Pool #257943, 6.00%, 4/1/38	113,937
82,960	Pool #257995, 6.00%, 7/1/38	91,780
70,949	Pool #258022, 5.50%, 5/1/34	78,437
95,615	Pool #258027, 5.00%, 5/1/34	104,471
112,264	Pool #258030, 5.00%, 5/1/34	122,486
258,475	Pool #258070, 5.00%, 6/1/34	282,415
158,956	Pool #258090, 5.00%, 6/1/34	173,380
56,869	Pool #258093, 5.50%, 6/1/34	62,871
48,022	Pool #258121, 5.50%, 6/1/34	53,090
159,427	Pool #258152, 5.50%, 8/1/34	175,731
440,783	Pool #258157, 5.00%, 8/1/34	478,577
186,070	Pool #258163, 5.50%, 8/1/34	204,896
132,991	Pool #258166, 5.50%, 9/1/34	146,113
83,161	Pool #258171, 5.50%, 10/1/34	91,665
169,041	Pool #258173, 5.50%, 10/1/34	185,562
155,209	Pool #258180, 5.00%, 10/1/34	168,372
82,213	Pool #258185, 5.50%, 10/1/34	90,621
81,644	Pool #258187, 5.50%, 11/1/34	89,993
419,119	Pool #258188, 5.50%, 11/1/34	460,474
123,898	Pool #258198, 5.50%, 10/1/34	136,278
89,336	Pool #258199, 5.50%, 9/1/34	98,375
225,380	Pool #258203, 5.50%, 10/1/34	247,901
106,358	Pool #258221, 5.50%, 11/1/34	117,118
46,296	Pool #258222, 5.00%, 11/1/34	50,728
127,458	Pool #258224, 5.50%, 12/1/34	139,716
137,998	Pool #258225, 5.50%, 11/1/34	151,615
106,081	Pool #258236, 5.00%, 12/1/34	115,542
520,318	Pool #258238, 5.00%, 1/1/35	563,956
147,409	Pool #258251, 5.50%, 1/1/35	161,954
51,091	Pool #258252, 5.50%, 12/1/34	56,252
124,444	Pool #258254, 5.50%, 12/1/34	136,412
129,716	Pool #258258, 5.00%, 1/1/35	140,980
133,544	Pool #258301, 5.50%, 2/1/35	146,554
186,370	Pool #258302, 5.00%, 3/1/35	203,748
78,495	Pool #258303, 5.00%, 2/1/35	85,544
389,377	Pool #258305, 5.00%, 3/1/35	423,189
79,451	Pool #258312, 5.50%, 2/1/35	87,389
307,849	Pool #258324, 5.50%, 4/1/35	337,456
373,957	Pool #258333, 5.00%, 4/1/35	405,320

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$329,493	Pool #258336, 5.00%, 4/1/35	$358,104
247,699	Pool #258339, 5.00%, 4/1/35	268,472
72,478	Pool #258340, 5.00%, 3/1/35	79,372
96,860	Pool #258342, 5.00%, 4/1/35	105,558
132,172	Pool #258346, 5.00%, 3/1/35	143,649
603,935	Pool #258347, 5.00%, 4/1/35	654,585
120,461	Pool #258388, 5.50%, 6/1/35	132,083
66,133	Pool #258392, 5.00%, 6/1/35	72,383
387,916	Pool #258393, 5.00%, 5/1/35	422,753
140,944	Pool #258394, 5.00%, 5/1/35	154,262
383,350	Pool #258395, 5.50%, 6/1/35	419,498
73,415	Pool #258402, 5.00%, 6/1/35	80,353
71,262	Pool #258403, 5.00%, 6/1/35	77,996
95,928	Pool #258404, 5.00%, 6/1/35	104,543
82,760	Pool #258406, 5.50%, 5/1/35	90,977
35,017	Pool #258408, 5.00%, 5/1/34	38,140
92,185	Pool #258409, 5.00%, 5/1/35	100,463
55,458	Pool #258410, 5.00%, 4/1/35	60,733
115,011	Pool #258411, 5.50%, 5/1/35	126,539
152,044	Pool #258422, 5.00%, 6/1/35	165,128
380,361	Pool #258448, 5.00%, 8/1/35	411,904
387,872	Pool #258450, 5.50%, 8/1/35	424,932
155,489	Pool #258454, 5.50%, 7/1/35	170,345
106,516	Pool #258456, 5.00%, 8/1/35	116,281
420,724	Pool #258460, 5.00%, 8/1/35	455,614
157,323	Pool #258470, 5.00%, 7/1/35	170,370
91,553	Pool #258479, 5.50%, 7/1/35	100,558
257,207	Pool #258552, 5.00%, 11/1/35	279,743
76,287	Pool #258562, 5.50%, 11/1/35	83,885
109,617	Pool #258569, 5.00%, 10/1/35	119,632
741,036	Pool #258571, 5.50%, 11/1/35	811,145
155,537	Pool #258595, 5.50%, 12/1/35	170,253
254,804	Pool #258600, 6.00%, 1/1/36	282,693
629,810	Pool #258627, 5.50%, 2/1/36	688,608
211,844	Pool #258634, 5.50%, 2/1/36	232,151
519,707	Pool #258644, 5.50%, 2/1/36	568,551
93,472	Pool #258650, 5.50%, 1/1/36	102,724
454,651	Pool #258658, 5.50%, 3/1/36	496,671
63,315	Pool #258721, 5.50%, 4/1/36	69,820
128,202	Pool #258737, 5.50%, 12/1/35	141,092
86,569	Pool #258763, 6.00%, 5/1/36	96,071
98,263	Pool #258779, 6.00%, 5/1/36	108,618
51,479	Pool #259004, 8.00%, 2/1/30	61,077
35,633	Pool #259011, 8.00%, 3/1/30	42,277
60,039	Pool #259030, 8.00%, 4/1/30	70,927
103,475	Pool #259181, 6.50%, 3/1/31	116,887
21,919	Pool #259187, 6.50%, 4/1/31	24,587
87,189	Pool #259190, 6.50%, 4/1/31	98,516

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$137,404	Pool #259201, 6.50%, 4/1/31	$155,244
37,841	Pool #259284, 6.50%, 8/1/31	42,706
42,699	Pool #259306, 6.50%, 9/1/31	48,118
83,400	Pool #259309, 6.50%, 10/1/31	94,117
209,955	Pool #259316, 6.50%, 11/1/31	236,909
166,598	Pool #259327, 6.00%, 11/1/31	185,216
113,207	Pool #259369, 6.00%, 1/1/32	125,566
38,051	Pool #259378, 6.00%, 12/1/31	42,294
107,300	Pool #259393, 6.00%, 1/1/32	119,519
50,943	Pool #259398, 6.50%, 2/1/32	57,505
78,440	Pool #259440, 6.50%, 4/1/32	88,034
52,100	Pool #259590, 5.50%, 11/1/32	57,640
39,192	Pool #259599, 6.00%, 10/1/32	42,955
268,832	Pool #259611, 5.50%, 11/1/32	296,871
73,695	Pool #259612, 5.50%, 11/1/32	81,439
116,773	Pool #259614, 6.00%, 11/1/32	130,011
96,074	Pool #259634, 5.50%, 12/1/32	106,094
71,773	Pool #259655, 5.50%, 2/1/33	79,405
166,824	Pool #259659, 5.50%, 2/1/33	184,224
161,121	Pool #259667, 5.50%, 2/1/33	177,523
39,816	Pool #259671, 5.50%, 2/1/33	44,050
166,323	Pool #259686, 5.50%, 3/1/33	183,669
48,310	Pool #259722, 5.00%, 5/1/33	52,905
146,004	Pool #259723, 5.00%, 5/1/33	158,934
59,536	Pool #259724, 5.00%, 5/1/33	65,199
272,023	Pool #259725, 5.00%, 5/1/33	296,622
74,888	Pool #259726, 5.00%, 5/1/33	81,660
128,302	Pool #259729, 5.00%, 6/1/33	139,904
62,775	Pool #259731, 5.00%, 6/1/33	68,746
135,259	Pool #259733, 5.50%, 6/1/33	149,070
74,465	Pool #259734, 5.50%, 5/1/33	82,302
124,791	Pool #259748, 5.00%, 6/1/33	135,842
67,299	Pool #259753, 5.00%, 7/1/33	73,448
77,037	Pool #259757, 5.00%, 6/1/33	84,003
428,787	Pool #259761, 5.00%, 6/1/33	466,758
158,292	Pool #259764, 5.00%, 7/1/33	172,607
122,362	Pool #259765, 5.00%, 7/1/33	133,428
81,251	Pool #259776, 5.00%, 6/1/33	88,598
146,637	Pool #259777, 5.00%, 7/1/33	159,622
114,266	Pool #259779, 5.00%, 7/1/33	124,599
99,278	Pool #259781, 5.00%, 7/1/33	108,349
60,592	Pool #259789, 5.00%, 7/1/33	66,355
111,340	Pool #259807, 5.00%, 8/1/33	121,409
513,849	Pool #259816, 5.00%, 8/1/33	558,068
33,626	Pool #259819, 5.00%, 8/1/33	36,825
87,475	Pool #259820, 5.00%, 8/1/33	95,385
241,950	Pool #259821, 5.00%, 7/1/33	263,376
242,118	Pool #259830, 5.00%, 8/1/33	264,012

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$ 135,209	Pool #259848, 5.00%, 9/1/33	$147,668
129,977	Pool #259862, 5.50%, 9/1/33	143,208
86,297	Pool #259867, 5.50%, 10/1/33	95,338
264,873	Pool #259869, 5.50%, 10/1/33	291,836
138,166	Pool #259875, 5.50%, 10/1/33	152,641
83,041	Pool #259876, 5.50%, 10/1/33	91,741
48,087	Pool #259879, 5.50%, 10/1/33	53,185
124,435	Pool #259884, 5.50%, 11/1/33	137,102
39,321	Pool #259904, 5.50%, 11/1/33	43,489
151,654	Pool #259906, 5.50%, 11/1/33	167,471
60,839	Pool #259928, 5.50%, 12/1/33	67,289
223,122	Pool #259930, 5.00%, 11/1/33	242,880
90,708	Pool #259936, 5.50%, 11/1/33	100,211
96,871	Pool #259938, 5.50%, 12/1/33	106,914
13,353	Pool #259939, 5.50%, 11/1/33	14,768
183,943	Pool #259961, 5.50%, 3/1/34	202,553
210,664	Pool #259976, 5.00%, 3/1/34	229,846
138,132	Pool #259977, 5.00%, 3/1/34	150,364
46,083	Pool #259998, 5.00%, 3/1/34	50,509
700,490	Pool #380307, 6.53%, 6/1/16	724,674
581,634	Pool #381985, 7.97%, 9/1/17	633,872
539,816	Pool #382373, 7.58%, 5/1/18	632,032
586,163	Pool #383765, 6.70%, 6/1/19	682,712
2,593,252	Pool #386602, 4.66%, 10/1/13	2,645,037
2,598,765	Pool #386641, 5.80%, 12/1/33	3,010,992
686,436	Pool #386674, 5.51%, 11/1/21	767,758
3,506,198	Pool #387374, 5.60%, 5/1/23	4,233,933
851,919	Pool #387446, 5.22%, 6/1/20	990,350
892,993	Pool #387472, 4.89%, 6/1/15	978,632
3,617,299	Pool #387590, 4.90%, 9/1/15	3,997,694
628,924	Pool #462834, 4.70%, 2/1/17	679,481
10,143,157	Pool #463212, 4.68%, 8/1/19	11,588,057
7,536,405	Pool #465537, 4.20%, 7/1/20	8,405,708
741,714	Pool #465946, 3.61%, 9/1/20	813,126
7,430,474	Pool #466303, 3.54%, 11/1/20	8,113,844
5,925,618	Pool #466934, 4.10%, 1/1/21	6,593,808
3,430,636	Pool #467882, 4.24%, 6/1/21	3,828,430
2,467,875	Pool #468104, 3.93%, 5/1/18	2,730,837
479,579	Pool #470439, 2.91%, 5/1/22	500,793
3,520,149	Pool #470561, 2.94%, 2/1/22	3,685,697
4,116,670	Pool #471320, 2.96%, 5/1/22	4,312,276
4,993,743	Pool #471372, 2.96%, 5/1/22	5,230,545
3,670,000	Pool #471948, 2.86%, 7/1/22(b)	3,769,985
245,576	Pool #557295, 7.00%, 12/1/29	278,844
33,882	Pool #575886, 7.50%, 1/1/31	39,669
91,524	Pool #576445, 6.00%, 1/1/31	101,375
194,332	Pool #579402, 6.50%, 4/1/31	219,236
168,248	Pool #583728, 6.50%, 6/1/31	189,976

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$ 217,842	Pool #585148, 6.50%, 7/1/31	$245,772
42,289	Pool #590931, 6.50%, 7/1/31	47,765
78,697	Pool #590932, 6.50%, 7/1/31	88,908
58,466	Pool #591063, 6.50%, 7/1/31	66,080
276,433	Pool #601865, 6.50%, 4/1/31	310,993
151,949	Pool #601868, 6.00%, 7/1/29	169,173
256,763	Pool #607611, 6.50%, 11/1/31	289,528
233,413	Pool #634271, 6.50%, 5/1/32	263,477
121,384	Pool #640146, 5.00%, 12/1/17	130,630
150,427	Pool #644232, 6.50%, 6/1/32	169,847
31,744	Pool #644432, 6.50%, 7/1/32	35,793
51,216	Pool #644437, 6.50%, 6/1/32	57,826
116,287	Pool #657250, 6.00%, 10/1/32	129,597
3,978,381	Pool #663159, 5.00%, 7/1/32	4,324,717
190,315	Pool #670278, 5.50%, 11/1/32	210,551
56,395	Pool #676702, 5.50%, 11/1/32	62,391
62,462	Pool #677591, 5.50%, 12/1/32	68,976
713,108	Pool #681883, 6.00%, 3/1/33	794,589
150,702	Pool #683087, 5.00%, 1/1/18	162,181
199,254	Pool #684570, 5.00%, 12/1/32	216,431
97,915	Pool #684644, 4.50%, 6/1/18	104,842
328,414	Pool #686542, 5.50%, 3/1/33	361,845
23,865	Pool #689034, 5.00%, 5/1/33	25,919
168,184	Pool #689667, 5.50%, 4/1/33	185,883
718,656	Pool #695961, 5.50%, 1/1/33	791,925
154,574	Pool #695962, 6.00%, 11/1/32	172,212
417,063	Pool #696407, 5.50%, 4/1/33	460,952
1,146,337	Pool #702478, 5.50%, 6/1/33	1,262,672
441,684	Pool #702479, 5.00%, 6/1/33	479,693
375,734	Pool #703210, 5.50%, 9/1/32	411,240
167,097	Pool #705576, 5.50%, 5/1/33	184,107
708,227	Pool #720025, 5.00%, 8/1/33	769,173
769,644	Pool #723066, 5.00%, 4/1/33	835,996
404,140	Pool #723067, 5.50%, 5/1/33	445,281
335,263	Pool #723068, 4.50%, 5/1/33	359,411
409,983	Pool #723070, 4.50%, 5/1/33	441,516
380,491	Pool #723328, 5.00%, 9/1/33	413,175
677,988	Pool #727311, 4.50%, 9/1/33	729,288
2,129,363	Pool #727312, 5.00%, 9/1/33	2,325,581
424,586	Pool #727315, 6.00%, 10/1/33	474,190
821,681	Pool #738589, 5.00%, 9/1/33	892,390
415,496	Pool #738683, 5.00%, 9/1/33	451,186
651,876	Pool #739269, 5.00%, 9/1/33	707,973
281,249	Pool #743595, 5.50%, 10/1/33	309,879
289,041	Pool #748041, 4.50%, 10/1/33	310,776
624,189	Pool #749891, 5.00%, 9/1/33	680,634
438,171	Pool #749897, 4.50%, 9/1/33	471,120
249,304	Pool #750984, 5.00%, 12/1/18	268,294

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$ 309,559	Pool #751008, 5.00%, 12/1/18	$333,138
310,644	Pool #753533, 5.00%, 11/1/33	338,687
193,977	Pool #755679, 6.00%, 1/1/34	216,697
215,369	Pool #755745, 5.00%, 1/1/34	234,811
186,451	Pool #755746, 5.50%, 12/1/33	206,218
277,764	Pool #763551, 5.50%, 3/1/34	305,779
838,501	Pool #763820, 5.50%, 1/1/34	923,071
343,039	Pool #763824, 5.00%, 3/1/34	374,007
361,732	Pool #765216, 5.00%, 1/1/19	389,286
210,841	Pool #765217, 4.50%, 1/1/19	225,756
189,140	Pool #765306, 5.00%, 2/1/19	203,548
115,808	Pool #773084, 4.50%, 3/1/19	124,000
146,187	Pool #773091, 4.00%, 3/1/19	155,388
185,215	Pool #773096, 4.50%, 3/1/19	198,317
610,811	Pool #773175, 5.00%, 5/1/34	663,183
408,238	Pool #773476, 5.50%, 7/1/19	444,198
272,978	Pool #773547, 5.00%, 5/1/34	296,383
491,555	Pool #773553, 5.00%, 4/1/34	533,702
926,919	Pool #773568, 5.50%, 5/1/34	1,019,828
246,285	Pool #773575, 6.00%, 7/1/34	274,088
261,942	Pool #776849, 5.00%, 11/1/34	284,156
385,698	Pool #776850, 5.50%, 11/1/34	423,394
54,366	Pool #776851, 6.00%, 10/1/34	60,554
306,258	Pool #777444, 5.50%, 5/1/34	336,955
2,581,983	Pool #777621, 5.00%, 2/1/34	2,803,772
449,079	Pool #781437, 6.00%, 8/1/34	498,793
396,256	Pool #781741, 6.00%, 9/1/34	440,123
332,535	Pool #781907, 5.00%, 2/1/21	359,475
251,116	Pool #781954, 5.00%, 6/1/34	273,353
548,099	Pool #781959, 5.50%, 6/1/34	603,037
440,460	Pool #781960, 5.50%, 6/1/34	484,609
516,443	Pool #783893, 5.50%, 12/1/34	566,756
560,822	Pool #783929, 5.50%, 10/1/34	615,634
190,987	Pool #788329, 6.50%, 8/1/34	215,457
172,327	Pool #790282, 6.00%, 7/1/34	192,104
376,630	Pool #797623, 5.00%, 7/1/35	407,863
165,908	Pool #797626, 5.50%, 7/1/35	181,553
143,406	Pool #797627, 5.00%, 7/1/35	155,747
135,133	Pool #797674, 5.50%, 9/1/35	148,171
687,723	Pool #798725, 5.50%, 11/1/34	754,937
439,353	Pool #799547, 5.50%, 9/1/34	483,804
124,288	Pool #799548, 6.00%, 9/1/34	138,319
2,488,894	Pool #806754, 4.50%, 9/1/34	2,671,769
655,215	Pool #806757, 6.00%, 9/1/34	727,749
2,797,174	Pool #806761, 5.50%, 9/1/34	3,070,554
360,021	Pool #808185, 5.50%, 3/1/35	394,308
576,724	Pool #808205, 5.00%, 1/1/35	625,092
89,344	Pool #813942, 5.00%, 11/1/20	96,652

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$ 870,472	Pool #815009, 5.00%, 4/1/35	$943,476
958,546	Pool #817641, 5.00%, 11/1/35	1,043,429
205,109	Pool #820334, 5.00%, 9/1/35	222,759
619,142	Pool #820335, 5.00%, 9/1/35	670,487
650,236	Pool #820336, 5.00%, 9/1/35	708,021
582,191	Pool #822008, 5.00%, 5/1/35	631,018
1,275,197	Pool #829005, 5.00%, 8/1/35	1,380,949
213,279	Pool #829006, 5.50%, 9/1/35	233,391
124,857	Pool #829007, 4.50%, 8/1/35	134,324
95,638	Pool #829117, 5.50%, 9/1/35	105,134
557,292	Pool #829274, 5.00%, 8/1/35	603,508
934,413	Pool #829275, 5.00%, 8/1/35	1,011,903
770,988	Pool #829276, 5.00%, 8/1/35	834,926
584,383	Pool #829277, 5.00%, 8/1/35	632,846
112,116	Pool #829356, 5.00%, 9/1/35	122,395
1,103,058	Pool #829649, 5.50%, 3/1/35	1,210,865
241,484	Pool #835287, 5.00%, 8/1/35	261,511
90,000	Pool #843586, 5.50%, 11/1/35	98,908
1,527,816	Pool #844361, 5.50%, 11/1/35	1,670,452
780,063	Pool #845245, 5.50%, 11/1/35	852,889
468,284	Pool #866969, 6.00%, 2/1/36	517,490
346,902	Pool #867569, 6.00%, 2/1/36	383,029
347,502	Pool #867574, 5.50%, 2/1/36	380,379
342,615	Pool #868788, 6.00%, 3/1/36	377,653
126,152	Pool #868849, 6.00%, 4/1/36	139,447
225,254	Pool #870599, 6.00%, 6/1/36	248,993
173,619	Pool #870684, 6.00%, 7/1/36	191,374
542,230	Pool #871072, 5.50%, 2/1/37	590,141
743,390	Pool #873819, 6.39%, 8/1/24	893,827
666,479	Pool #874253, 5.29%, 8/1/17	757,134
3,162,116	Pool #874900, 5.45%, 10/1/17	3,644,311
436,532	Pool #881425, 6.00%, 7/1/36	481,174
269,822	Pool #882044, 6.00%, 5/1/36	297,415
338,665	Pool #883589, 6.00%, 4/1/36	373,934
286,820	Pool #884693, 5.50%, 4/1/36	315,300
2,289,224	Pool #885724, 5.50%, 6/1/36	2,500,799
516,473	Pool #899800, 6.00%, 8/1/37	567,031
161,604	Pool #901412, 6.00%, 8/1/36	178,333
74,367	Pool #905438, 6.00%, 11/1/36	82,553
489,957	Pool #907646, 6.00%, 1/1/37	539,144
293,614	Pool #908671, 6.00%, 1/1/37	324,374
725,017	Pool #908672, 5.50%, 1/1/37	791,345
759,105	Pool #911730, 5.50%, 12/1/21	827,543
310,204	Pool #919368, 5.50%, 4/1/37	340,327
809,988	Pool #922582, 6.00%, 12/1/36	892,062
1,824,909	Pool #934941, 5.00%, 8/1/39	1,980,810
961,514	Pool #934942, 5.00%, 9/1/39	1,038,848
738,541	Pool #941204, 5.50%, 6/1/37	805,414

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$ 341,721	Pool #941206, 5.50%, 5/1/37	$372,663
258,863	Pool #941487, 6.00%, 8/1/37	285,983
553,356	Pool #943394, 5.50%, 6/1/37	604,325
971,588	Pool #944502, 6.00%, 6/1/37	1,066,698
283,022	Pool #945853, 6.00%, 7/1/37	311,169
711,884	Pool #948600, 6.00%, 8/1/37	781,571
700,185	Pool #948672, 5.50%, 8/1/37	762,053
1,160,601	Pool #952598, 6.00%, 7/1/37	1,282,554
588,787	Pool #952623, 6.00%, 8/1/37	646,424
1,652,852	Pool #952632, 6.00%, 7/1/37	1,816,717
298,696	Pool #952649, 6.00%, 7/1/37	328,309
829,310	Pool #952659, 6.00%, 8/1/37	911,528
219,412	Pool #952665, 6.00%, 8/1/37	241,233
659,334	Pool #952678, 6.50%, 8/1/37	741,648
286,433	Pool #952693, 6.50%, 8/1/37	321,656
84,912	Pool #956050, 6.00%, 12/1/37	94,006
2,561,856	Pool #957324, 5.43%, 5/1/18	2,971,853
384,399	Pool #958502, 5.07%, 5/1/19	442,559
288,658	Pool #959093, 5.50%, 11/1/37	315,787
536,027	Pool #960919, 5.00%, 2/1/38	581,149
295,807	Pool #965239, 5.84%, 9/1/38	326,706
133,327	Pool #975137, 5.00%, 5/1/38	145,592
586,378	Pool #975769, 5.50%, 3/1/38	638,190
559,920	Pool #982656, 5.50%, 6/1/38	611,494
255,123	Pool #982898, 5.00%, 5/1/38	277,875
162,374	Pool #983033, 5.00%, 5/1/38	176,855
275,192	Pool #984842, 5.50%, 6/1/38	300,110
274,859	Pool #986230, 5.00%, 7/1/38	300,917
535,815	Pool #986239, 6.00%, 7/1/38	588,434
925,550	Pool #986957, 5.50%, 7/1/38	1,007,332
395,158	Pool #986958, 5.50%, 7/1/38	430,938
147,350	Pool #986985, 5.00%, 7/1/23	159,403
446,750	Pool #990510, 5.50%, 8/1/38	490,413
634,684	Pool #990511, 6.00%, 8/1/38	695,822
189,395	Pool #990617, 5.50%, 9/1/38	206,248
133,132	Pool #AA0525, 5.50%, 12/1/38	145,728
763,342	Pool #AA0526, 5.00%, 12/1/38	832,609
1,553,579	Pool #AA0527, 5.50%, 12/1/38	1,702,504
859,083	Pool #AA0643, 4.00%, 3/1/39	913,715
1,148,862	Pool #AA0644, 4.50%, 3/1/39	1,230,943
1,048,536	Pool #AA0645, 4.50%, 3/1/39	1,140,160
224,893	Pool #AA0814, 5.50%, 12/1/38	246,522
548,058	Pool #AA2243, 4.50%, 5/1/39	593,208
1,885,575	Pool #AA3142, 4.50%, 3/1/39	2,034,432
704,363	Pool #AA3143, 4.00%, 3/1/39	749,156
1,050,496	Pool #AA3206, 4.00%, 4/1/39	1,117,301
1,131,175	Pool #AA3207, 4.50%, 3/1/39	1,211,992
582,015	Pool #AA4468, 4.00%, 4/1/39	623,211

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$ 1,017,828	Pool #AA7042, 4.50%, 6/1/39	$1,094,364
846,203	Pool #AA7658, 4.00%, 6/1/39	908,743
1,135,306	Pool #AA7659, 4.50%, 6/1/39	1,234,512
590,034	Pool #AA7741, 4.50%, 6/1/24	636,937
759,853	Pool #AA8455, 4.50%, 6/1/39	826,251
1,620,234	Pool #AC1463, 5.00%, 8/1/39	1,773,840
814,644	Pool #AC1464, 5.00%, 8/1/39	883,220
1,897,842	Pool #AC2109, 4.50%, 7/1/39	2,033,433
611,416	Pool #AC4394, 5.00%, 9/1/39	660,593
1,223,955	Pool #AC4395, 5.00%, 9/1/39	1,349,936
1,005,206	Pool #AC5328, 5.00%, 10/1/39	1,104,902
1,075,423	Pool #AC5329, 5.00%, 10/1/39	1,167,296
1,241,924	Pool #AC6304, 5.00%, 11/1/39	1,348,021
508,024	Pool #AC6305, 5.00%, 11/1/39	558,410
1,315,199	Pool #AC6307, 5.00%, 12/1/39	1,427,556
1,140,552	Pool #AC6790, 5.00%, 12/1/39	1,257,949
4,473,353	Pool #AC7199, 5.00%, 12/1/39	4,855,510
2,055,202	Pool #AD1470, 5.00%, 2/1/40	2,228,208
2,817,338	Pool #AD1471, 4.50%, 2/1/40	3,029,188
1,727,063	Pool #AD1560, 5.00%, 3/1/40	1,874,606
3,448,590	Pool #AD1585, 4.50%, 2/1/40	3,707,908
1,254,023	Pool #AD1586, 5.00%, 1/1/40	1,359,586
722,539	Pool #AD1638, 4.50%, 2/1/40	774,161
1,153,345	Pool #AD1640, 4.50%, 3/1/40	1,241,512
2,559,582	Pool #AD1942, 4.50%, 1/1/40	2,752,050
1,135,736	Pool #AD1943, 5.00%, 1/1/40	1,231,342
4,396,934	Pool #AD1988, 4.50%, 2/1/40	4,727,563
826,829	Pool #AD2896, 5.00%, 3/1/40	911,934
2,306,036	Pool #AD4456, 4.50%, 4/1/40	2,482,322
606,118	Pool #AD4457, 4.50%, 4/1/40	651,696
2,329,712	Pool #AD4458, 4.50%, 4/1/40	2,496,159
1,148,460	Pool #AD4940, 4.50%, 6/1/40	1,255,635
1,070,132	Pool #AD4946, 4.50%, 6/1/40	1,146,588
1,144,411	Pool #AD5728, 5.00%, 4/1/40	1,262,205
1,318,162	Pool #AD7239, 4.50%, 7/1/40	1,441,174
1,277,776	Pool #AD7242, 4.50%, 7/1/40	1,375,456
1,078,920	Pool #AD7256, 4.50%, 7/1/40	1,179,605
2,363,136	Pool #AD7271, 4.50%, 7/1/40	2,543,787
1,337,175	Pool #AD7272, 4.50%, 7/1/40	1,461,961
1,416,337	Pool #AD8960, 5.00%, 6/1/40	1,555,924
2,029,350	Pool #AD9613, 4.50%, 8/1/40	2,174,337
2,064,699	Pool #AD9614, 4.50%, 8/1/40	2,212,212
1,188,223	Pool #AE2011, 4.00%, 9/1/40	1,268,243
2,784,579	Pool #AE2012, 4.00%, 9/1/40	2,961,661
1,413,338	Pool #AE2023, 4.00%, 9/1/40	1,503,218
2,140,398	Pool #AE5432, 4.00%, 10/1/40	2,276,514
1,009,790	Pool #AE5435, 4.50%, 9/1/40	1,081,935
1,050,829	Pool #AE5806, 4.50%, 9/1/40	1,148,893

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$ 1,587,639	Pool #AE5861, 4.00%, 10/1/40	$1,688,603
1,992,718	Pool #AE5862, 4.00%, 10/1/40	2,126,915
1,772,724	Pool #AE5863, 4.00%, 10/1/40	1,892,106
1,250,517	Pool #AE6850, 4.00%, 10/1/40	1,330,042
1,384,051	Pool #AE6851, 4.00%, 10/1/40	1,472,068
1,350,134	Pool #AE7699, 4.00%, 11/1/40	1,435,994
1,165,827	Pool #AE7703, 4.00%, 10/1/40	1,239,967
1,887,716	Pool #AE7707, 4.00%, 11/1/40	2,007,763
936,581	Pool #AH0300, 4.00%, 11/1/40	996,142
1,348,820	Pool #AH0301, 3.50%, 11/1/40	1,418,315
850,838	Pool #AH0302, 4.00%, 11/1/40	904,946
1,215,126	Pool #AH0306, 4.00%, 12/1/40	1,309,868
1,872,166	Pool #AH0508, 4.00%, 11/1/40	1,991,224
1,912,738	Pool #AH0537, 4.00%, 12/1/40	2,053,503
1,266,759	Pool #AH0914, 4.50%, 11/1/40	1,357,263
1,490,159	Pool #AH0917, 4.00%, 12/1/40	1,584,924
1,278,967	Pool #AH1077, 4.00%, 1/1/41	1,385,081
1,844,971	Pool #AH2973, 4.00%, 12/1/40	1,962,299
2,375,556	Pool #AH2980, 4.00%, 1/1/41	2,526,627
1,642,607	Pool #AH5656, 4.00%, 1/1/41	1,763,493
1,221,939	Pool #AH5657, 4.00%, 2/1/41	1,299,647
2,556,209	Pool #AH5658, 4.00%, 2/1/41	2,718,768
1,084,879	Pool #AH5662, 4.00%, 2/1/41	1,153,871
1,912,791	Pool #AH5882, 4.00%, 2/1/26	2,032,939
1,445,830	Pool #AH6764, 4.00%, 3/1/41	1,537,775
3,642,728	Pool #AH6768, 4.00%, 3/1/41	3,874,383
1,285,029	Pool #AH7277, 4.00%, 3/1/41	1,371,568
2,291,205	Pool #AH7281, 4.00%, 3/1/41	2,445,503
1,108,561	Pool #AH7526, 4.50%, 3/1/41	1,205,084
2,729,049	Pool #AH7537, 4.00%, 3/1/41	2,912,834
1,033,413	Pool #AH7576, 4.00%, 3/1/41	1,099,132
1,948,678	Pool #AH8878, 4.50%, 4/1/41	2,089,729
1,255,402	Pool #AH8885, 4.50%, 4/1/41	1,346,272
1,439,548	Pool #AH9050, 3.50%, 2/1/26	1,521,029
1,278,531	Pool #AI0114, 4.00%, 3/1/41	1,364,632
2,369,548	Pool #AI1846, 4.50%, 5/1/41	2,541,063
1,256,554	Pool #AI1847, 4.50%, 5/1/41	1,347,507
2,732,969	Pool #AI1848, 4.50%, 5/1/41	2,930,789
1,652,556	Pool #AI1849, 4.50%, 5/1/41	1,794,896
1,003,850	Pool #AJ0651, 4.00%, 8/1/41	1,067,689
1,249,963	Pool #AJ7667, 3.50%, 12/1/41	1,314,366
1,519,243	Pool #AJ7668, 4.00%, 11/1/41	1,618,706
1,658,185	Pool #AJ9133, 4.00%, 1/1/42	1,769,854
16,773,235	Pool #AK2386, 3.50%, 2/1/42	17,637,449
7,430,368	Pool #AK6715, 3.50%, 3/1/42	7,813,206
2,403,394	Pool #AK6716, 3.50%, 3/1/42	2,527,225
1,600,656	Pool #AK6717, 3.50%, 3/1/42	1,683,127
1,098,253	Pool #AK6718, 3.50%, 2/1/42	1,154,839

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$ 1,273,662	Pool #AO0844, 3.50%, 4/1/42	$1,339,485
1,414,732	Pool #AO2923, 3.50%, 5/1/42	1,487,845
473,306	Pool #MC0007, 5.50%, 12/1/38	518,677
61,507	Pool #MC0013, 5.50%, 12/1/38	67,903
127,622	Pool #MC0014, 5.50%, 12/1/38	140,295
82,373	Pool #MC0016, 5.50%, 11/1/38	90,552
398,432	Pool #MC0038, 4.50%, 3/1/39	433,248
136,867	Pool #MC0046, 4.00%, 4/1/39	146,554
291,020	Pool #MC0047, 4.50%, 4/1/39	311,813
57,091	Pool #MC0059, 4.00%, 4/1/39	61,632
394,528	Pool #MC0081, 4.00%, 5/1/39	424,179
385,590	Pool #MC0082, 4.50%, 5/1/39	419,284
502,560	Pool #MC0111, 4.00%, 6/1/39	540,488
308,482	Pool #MC0112, 4.50%, 6/1/39	336,113
367,641	Pool #MC0127, 4.50%, 7/1/39	398,618
76,379	Pool #MC0135, 4.50%, 6/1/39	83,292
1,240,653	Pool #MC0137, 4.50%, 7/1/39	1,333,944
1,673,152	Pool #MC0154, 4.50%, 8/1/39	1,798,965
103,808	Pool #MC0155, 5.00%, 8/1/39	114,720
641,798	Pool #MC0160, 4.50%, 8/1/39	687,651
1,105,805	Pool #MC0171, 4.50%, 9/1/39	1,188,956
490,110	Pool #MC0177, 4.50%, 9/1/39	534,315
425,634	Pool #MC0270, 4.50%, 3/1/40	457,639
880,323	Pool #MC0325, 4.50%, 7/1/40	955,322
282,429	Pool #MC0422, 4.00%, 2/1/41	303,215
105,248	Pool #MC0426, 4.50%, 1/1/41	112,768
990,242	Pool #MC0584, 4.00%, 1/1/42	1,056,929
1,242,520	Pool #MC0585, 4.00%, 1/1/42	1,326,196
74,068	Pool #MC3344, 5.00%, 12/1/38	81,622
9,554,238	Series 2004-T7, Class A, 5.12%, 7/25/41	11,120,550

		447,069,689

Federal Agricultural Mortgage Corp. — 0.15%
805,304	Series #S0282, 5.63%, 6/10/36(b)	852,905

Freddie Mac — 13.83%
100,303	Pool #A10124, 5.00%, 6/1/33	108,806
256,546	Pool #A10548, 5.00%, 6/1/33	278,212
1,056,310	Pool #A12237, 5.00%, 8/1/33	1,141,228
424,743	Pool #A12969, 4.50%, 8/1/33	454,293
204,957	Pool #A12985, 5.00%, 8/1/33	222,266
280,344	Pool #A12986, 5.00%, 8/1/33	304,108
205,114	Pool #A14028, 4.50%, 9/1/33	219,384
770,540	Pool #A14325, 5.00%, 9/1/33	832,364
168,694	Pool #A15268, 6.00%, 10/1/33	187,819
769,884	Pool #A15579, 5.50%, 11/1/33	844,586
461,577	Pool #A17393, 5.50%, 12/1/33	506,941
461,413	Pool #A17397, 5.50%, 1/1/34	507,193
473,656	Pool #A18617, 5.50%, 1/1/34	520,651

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$ 332,361	Pool #A19019, 5.50%, 2/1/34	$366,168
151,571	Pool #A19362, 5.50%, 2/1/34	166,610
251,989	Pool #A20069, 5.00%, 3/1/34	273,428
904,499	Pool #A20070, 5.50%, 3/1/34	991,698
766,050	Pool #A20540, 5.50%, 4/1/34	839,902
228,401	Pool #A20541, 5.50%, 4/1/34	250,848
145,423	Pool #A21679, 5.50%, 4/1/34	159,443
305,899	Pool #A21681, 5.00%, 4/1/34	330,394
492,091	Pool #A23192, 5.00%, 5/1/34	531,497
1,837,186	Pool #A25310, 5.00%, 6/1/34	1,984,304
405,084	Pool #A25311, 5.00%, 6/1/34	438,915
558,732	Pool #A25600, 5.50%, 8/1/34	612,597
85,107	Pool #A26270, 6.00%, 8/1/34	94,466
50,337	Pool #A26386, 6.00%, 9/1/34	55,935
330,133	Pool #A26395, 6.00%, 9/1/34	366,434
315,222	Pool #A26396, 5.50%, 9/1/34	345,809
1,381,112	Pool #A28241, 5.50%, 10/1/34	1,511,238
379,957	Pool #A30055, 5.00%, 11/1/34	411,393
582,107	Pool #A30591, 6.00%, 12/1/34	645,207
506,325	Pool #A31135, 5.50%, 12/1/34	553,872
281,626	Pool #A32976, 5.50%, 8/1/35	307,897
758,058	Pool #A33167, 5.00%, 1/1/35	820,183
1,068,925	Pool #A34999, 5.50%, 4/1/35	1,167,300
586,049	Pool #A35628, 5.50%, 6/1/35	639,434
958,047	Pool #A37185, 5.00%, 9/1/35	1,031,472
933,140	Pool #A38830, 5.00%, 5/1/35	1,009,614
122,647	Pool #A39561, 5.50%, 11/1/35	134,202
991,197	Pool #A40538, 5.00%, 12/1/35	1,065,924
491,868	Pool #A42095, 5.50%, 1/1/36	537,443
811,921	Pool #A42097, 5.00%, 1/1/36	876,938
282,773	Pool #A42098, 5.50%, 1/1/36	308,267
114,807	Pool #A42099, 6.00%, 1/1/36	126,893
529,348	Pool #A42802, 5.00%, 2/1/36	569,256
858,080	Pool #A42803, 5.50%, 2/1/36	935,442
275,815	Pool #A42804, 6.00%, 2/1/36	303,644
567,843	Pool #A42805, 6.00%, 2/1/36	625,138
95,466	Pool #A44637, 5.50%, 4/1/36	104,953
254,817	Pool #A44638, 6.00%, 4/1/36	282,280
420,412	Pool #A44639, 5.50%, 3/1/36	458,315
850,746	Pool #A45396, 5.00%, 6/1/35	915,948
492,485	Pool #A46321, 5.50%, 7/1/35	538,425
552,312	Pool #A46735, 5.00%, 8/1/35	594,641
634,068	Pool #A46746, 5.50%, 8/1/35	691,828
145,518	Pool #A46747, 5.50%, 8/1/35	159,092
208,377	Pool #A46748, 5.50%, 8/1/35	228,010
104,759	Pool #A46996, 5.50%, 9/1/35	114,826
618,389	Pool #A46997, 5.50%, 9/1/35	676,073
785,741	Pool #A47552, 5.00%, 11/1/35	844,979

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$ 480,100	Pool #A47553, 5.00%, 11/1/35	$519,146
440,081	Pool #A47554, 5.50%, 11/1/35	480,858
474,986	Pool #A48788, 5.50%, 5/1/36	517,141
613,363	Pool #A48789, 6.00%, 5/1/36	673,908
235,281	Pool #A49013, 6.00%, 5/1/36	258,874
340,054	Pool #A49526, 6.00%, 5/1/36	373,622
313,983	Pool #A49843, 6.00%, 6/1/36	347,822
568,636	Pool #A49844, 6.00%, 6/1/36	624,766
35,938	Pool #A49845, 6.50%, 6/1/36	40,499
413,198	Pool #A50128, 6.00%, 6/1/36	454,244
549,437	Pool #A59530, 5.50%, 4/1/37	596,997
317,119	Pool #A59964, 5.50%, 4/1/37	346,948
360,906	Pool #A61754, 5.50%, 5/1/37	393,274
242,104	Pool #A61779, 5.50%, 5/1/37	263,817
409,151	Pool #A61915, 5.50%, 6/1/37	444,568
1,746,309	Pool #A61916, 6.00%, 6/1/37	1,912,686
964,269	Pool #A63456, 5.50%, 6/1/37	1,053,012
758,345	Pool #A64012, 5.50%, 7/1/37	823,397
388,382	Pool #A64015, 6.00%, 7/1/37	424,899
354,410	Pool #A64016, 6.50%, 7/1/37	398,060
201,243	Pool #A64447, 6.00%, 8/1/37	220,920
579,191	Pool #A64450, 6.00%, 8/1/37	633,649
94,852	Pool #A65713, 6.00%, 9/1/37	104,749
410,773	Pool #A65837, 6.00%, 9/1/37	449,396
546,086	Pool #A66043, 5.50%, 7/1/37	593,357
1,482,408	Pool #A66061, 5.50%, 8/1/37	1,610,728
1,057,217	Pool #A66116, 6.00%, 9/1/37	1,156,620
636,711	Pool #A66122, 6.00%, 8/1/37	697,969
548,206	Pool #A66133, 6.00%, 6/1/37	600,435
1,389,399	Pool #A66156, 6.50%, 9/1/37	1,557,918
412,894	Pool #A67630, 6.00%, 11/1/37	453,264
605,135	Pool #A68766, 6.00%, 10/1/37	663,545
314,443	Pool #A70292, 5.50%, 7/1/37	342,645
121,546	Pool #A73816, 6.00%, 3/1/38	134,285
780,780	Pool #A75113, 5.00%, 3/1/38	840,863
644,802	Pool #A76187, 5.00%, 4/1/38	692,004
574,566	Pool #A78354, 5.50%, 11/1/37	625,558
292,388	Pool #A79561, 5.50%, 7/1/38	317,104
876,954	Pool #A91887, 5.00%, 4/1/40	949,372
1,007,939	Pool #A92388, 4.50%, 5/1/40	1,093,496
1,015,859	Pool #A93962, 4.50%, 9/1/40	1,109,073
1,093,829	Pool #A95573, 4.00%, 12/1/40	1,172,320
989,073	Pool #A96339, 4.00%, 12/1/40	1,060,047
1,285,655	Pool #A97099, 4.00%, 1/1/41	1,385,142
1,023,991	Pool #A97715, 4.00%, 3/1/41	1,085,951
860,639	Pool #A97716, 4.50%, 3/1/41	934,231
86,050	Pool #B31082, 6.00%, 3/1/31	96,866
109,454	Pool #B31128, 6.00%, 9/1/31	123,335

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$ 184,165	Pool #B31140, 6.50%, 10/1/31	$209,025
74,541	Pool #B31150, 6.50%, 11/1/31	84,736
148,896	Pool #B31188, 6.00%, 1/1/32	167,370
27,503	Pool #B31206, 6.00%, 3/1/32	30,982
108,839	Pool #B31292, 6.00%, 9/1/32	122,703
79,261	Pool #B31493, 5.00%, 2/1/34	87,324
246,493	Pool #B31516, 5.00%, 4/1/34	271,554
79,761	Pool #B31517, 5.00%, 4/1/34	87,877
239,318	Pool #B31532, 5.00%, 5/1/34	263,667
97,791	Pool #B31546, 5.50%, 5/1/34	108,303
294,152	Pool #B31547, 5.50%, 5/1/34	325,779
226,356	Pool #B31550, 5.00%, 6/1/34	249,378
191,442	Pool #B31551, 5.50%, 6/1/34	212,016
123,487	Pool #B31587, 5.00%, 11/1/34	136,054
132,627	Pool #B31588, 5.50%, 11/1/34	146,903
138,961	Pool #B31642, 5.50%, 5/1/35	153,937
112,879	Pool #B50443, 5.00%, 11/1/18	122,732
163,003	Pool #B50450, 4.50%, 1/1/19	176,016
81,640	Pool #B50451, 5.00%, 1/1/19	88,480
13,186	Pool #B50470, 4.50%, 4/1/19	14,246
153,249	Pool #B50496, 5.50%, 9/1/19	168,794
219,736	Pool #B50499, 5.00%, 11/1/19	238,953
49,140	Pool #B50500, 5.50%, 10/1/19	54,206
110,683	Pool #B50501, 4.50%, 11/1/19	119,413
158,630	Pool #B50504, 5.50%, 11/1/19	174,713
311,624	Pool #B50506, 5.00%, 11/1/19	342,084
86,882	Pool #C35457, 7.50%, 1/1/30	100,370
49,681	Pool #C37233, 7.50%, 2/1/30	57,830
85,664	Pool #C48137, 7.00%, 1/1/31	97,609
36,174	Pool #C48138, 7.00%, 2/1/31	41,148
314,343	Pool #C51686, 6.50%, 5/1/31	354,060
185,270	Pool #C53210, 6.50%, 6/1/31	208,735
62,723	Pool #C53914, 6.50%, 6/1/31	70,697
146,832	Pool #C60020, 6.50%, 11/1/31	165,213
63,962	Pool #C60804, 6.00%, 11/1/31	71,084
65,041	Pool #C65616, 6.50%, 3/1/32	73,218
59,653	Pool #C68324, 6.50%, 6/1/32	67,196
476,277	Pool #C73273, 6.00%, 11/1/32	528,479
287,495	Pool #C73525, 6.00%, 11/1/32	319,603
375,925	Pool #C74672, 5.50%, 11/1/32	414,281
566,272	Pool #C77844, 5.50%, 3/1/33	621,749
159,996	Pool #C77845, 5.50%, 3/1/33	176,321
405,590	Pool #C78252, 5.50%, 3/1/33	445,959
106,458	Pool #C78380, 5.50%, 3/1/33	117,054
144,711	Pool #C79178, 5.50%, 4/1/33	159,522
342,609	Pool #J00980, 5.00%, 1/1/21	368,331
160,730	Pool #J05466, 5.50%, 6/1/22	173,632
653,995	Pool #N31468, 6.00%, 11/1/37	706,084

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$1,321,119	Pool #Q00462, 4.00%, 3/1/41	$1,406,011
1,241,106	Pool #Q00465, 4.50%, 4/1/41	1,326,287
1,055,676	Pool #Q05867, 3.50%, 12/1/41	1,107,759
1,048,608	Pool #Q06239, 3.50%, 1/1/42	1,100,342
1,228,636	Pool #Q06406, 4.00%, 2/1/42	1,307,201

		80,522,826

Ginnie Mae — 19.33%
511,790	Pool #409117, 5.50%, 6/20/38	567,527
552,514	Pool #487643, 5.00%, 2/15/39	608,024
462,557	Pool #588448, 6.25%, 9/15/32	466,258
1,143,920	Pool #616936, 5.50%, 1/15/36	1,269,930
544,265	Pool #617904, 5.75%, 9/15/23	549,375
3,179,868	Pool #618363, 4.00%, 9/20/41	3,471,398
551,460	Pool #624106, 5.13%, 3/15/34	561,735
1,362,436	Pool #654705, 4.00%, 9/20/41	1,487,343
447,203	Pool #664269, 5.85%, 6/15/38	473,482
1,186,161	Pool #675509, 5.50%, 6/15/38	1,315,342
842,403	Pool #685140, 5.90%, 4/15/38	891,812
713,112	Pool #697672, 5.50%, 12/15/38	790,998
485,129	Pool #697814, 5.00%, 2/15/39	535,689
740,705	Pool #697885, 4.50%, 3/15/39	810,175
1,030,195	Pool #698112, 4.50%, 5/15/39	1,126,816
2,389,058	Pool #698113, 4.50%, 5/15/39	2,628,803
575,385	Pool #699294, 5.63%, 9/20/38	640,324
4,066,073	Pool #713519, 6.00%, 7/15/39	4,570,362
965,604	Pool #714561, 4.50%, 6/15/39	1,062,504
1,118,135	Pool #716822, 4.50%, 4/15/39	1,223,004
1,174,192	Pool #716823, 4.50%, 4/15/39	1,292,024
974,049	Pool #717132, 4.50%, 5/15/39	1,072,405
1,323,384	Pool #717133, 4.50%, 5/15/39	1,447,503
1,344,383	Pool #720080, 4.50%, 6/15/39	1,488,957
1,115,438	Pool #720521, 5.00%, 8/15/39	1,231,687
2,810,822	Pool #726550, 5.00%, 9/15/39	3,103,763
1,503,842	Pool #729018, 4.50%, 2/15/40	1,650,525
740,923	Pool #729019, 5.00%, 2/15/40	818,141
884,848	Pool #729346, 4.50%, 7/15/41	976,686
1,448,840	Pool #737574, 4.00%, 11/15/40	1,583,933
988,897	Pool #738844, 3.50%, 10/15/41	1,059,163
1,198,588	Pool #738845, 3.50%, 10/15/41	1,283,753
2,214,679	Pool #738862, 4.00%, 10/15/41	2,420,488
1,056,681	Pool #747241, 5.00%, 9/20/40	1,166,725
1,348,646	Pool #748654, 3.50%, 9/15/40	1,445,317
1,002,600	Pool #748846, 4.50%, 9/20/40	1,120,327
1,093,855	Pool #757016, 3.50%, 11/15/40	1,172,262
1,068,676	Pool #757017, 4.00%, 12/15/40	1,168,322
1,471,529	Pool #759196, 3.50%, 1/15/41	1,577,008

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$ 938,090	Pool #762877, 4.00%, 4/15/41	$1,028,784
1,122,397	Pool #763564, 4.50%, 5/15/41	1,240,994
1,540,158	Pool #770391, 4.50%, 6/15/41	1,702,897
1,768,472	Pool #770481, 4.00%, 8/15/41	1,932,816
1,061,111	Pool #770482, 4.50%, 8/15/41	1,160,631
2,493,373	Pool #770517, 4.00%, 8/15/41	2,725,081
1,148,435	Pool #770529, 4.00%, 8/15/41	1,255,158
2,053,249	Pool #770537, 4.00%, 8/15/41	2,244,057
1,035,348	Pool #770738, 4.50%, 6/20/41	1,138,154
2,100,202	Pool #779592, 4.00%, 11/20/41	2,292,747
1,480,850	Pool #779593, 4.00%, 11/20/41	1,616,614
3,618,100	Pool #791406, 3.50%, 6/15/37	3,864,563
6,000,000	Series 2012-33, Class B, 2.89%, 3/16/46	6,147,899
3,000,000	Series 2012-35, Class C, 3.25%, 11/16/52	3,097,527
6,379,951	Series 2012-44, Class A, 2.17%, 4/16/41	6,568,912
1,600,000	Series 2012-45, Class C, 3.45%, 4/16/53	1,676,466
2,641,812	Series 2012-53, Class AC, 2.38%, 12/16/43	2,719,065
8,000,000	Series 2012-58, Class B, 2.20%, 3/16/44	8,050,752
1,497,588	Series 2012-70, Class A, 1.73%, 5/16/42(b)	1,509,947
3,893,509	Series 2012-72, Class A, 1.71%, 5/16/42(b)	3,921,229
4,500,000	Series 2012-78, Class B, 1.68%, 3/16/44(b)	4,512,909

		112,537,092

Total U.S. Government Agency Backed Mortgages		640,982,512

(Cost $600,468,831)
U.S. Government Agency Obligations — 9.31%
Community Reinvestment Revenue Notes — 0.38%
2,228,759	3.98%, 8/1/35(b)(c)	2,232,167

Small Business Administration — 8.20%
4,561,857	0.53%, 3/25/21(a)	4,528,174
304,316	0.53%, 4/30/35(b)	304,341
161,195	0.53%, 10/14/20(b)	161,371
1,190,167	0.55%, 9/25/30(a)	1,179,155
239,824	0.55%, 4/25/28(a)	237,717
195,733	0.55%, 3/25/29(a)	193,976
399,046	0.60%, 11/25/29(a)	396,208
252,556	0.60%, 3/25/28(a)	250,822
1,062,608	0.63%, 3/19/32(b)	1,064,946
214,833	0.63%, 6/25/18(a)	214,015
77,015	0.65%, 3/25/14(a)	76,872
422,810	0.66%, 6/8/32(b)	424,362
189,457	0.66%, 3/8/26(b)	190,310
242,720	0.70%, 8/6/19(b)	243,475
241,439	0.70%, 3/30/20(b)	242,364
187,467	0.70%, 2/17/20(b)	188,156
78,339	0.70%, 2/13/20(b)	78,634

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$ 586,573	0.75%, 11/29/32(b)	$589,477
1,261,264	0.80%, 3/27/33(b)	1,268,075
240,013	0.80%, 2/21/33(b)	241,338
164,412	0.80%, 8/8/32(b)	165,452
4,815,958	0.88%, 5/25/37(a)(b)	4,865,138
1,303,638	0.88%, 8/1/32(b)	1,314,380
732,592	0.88%, 1/26/32(b)	739,720
167,352	0.88%, 12/1/19(b)	168,475
27,108	0.88%, 6/4/14(b)	27,125
948,283	0.90%, 3/14/18(b)	952,437
147,643	0.91%, 4/16/20(b)	148,753
2,427,272	1.00%, 5/25/22(a)	2,439,014
86,537	1.13%, 7/30/17(a)(b)	87,099
1,003,954	1.14%, 11/4/34(b)	1,020,017
16,041,152	1.26%, 7/18/30*(b)	446,265
15,654,833	1.45%, 3/25/36(a)	16,096,465
473,255	2.00%, 6/20/14(b)	474,637
422,996	3.13%, 10/25/15(a)	435,073
702,201	3.38%, 10/25/15(a)	715,031
184,204	3.38%, 5/25/16(a)	188,148
364,990	3.58%, 12/25/15(a)	372,470
61,738	5.70%, 7/30/17(b)	62,856
365,468	5.85%, 11/27/27(b)	385,795
506	5.86%, 11/15/22(b)	527
172,640	6.00%, 3/9/22(b)	178,934
521,086	6.03%, 10/31/32(b)	553,992
1,302,899	6.13%, 3/31/31(b)	1,384,291
161,418	6.25%, 8/30/27(b)	170,905
79,786	6.30%, 4/15/18(b)	81,110
548,217	6.35%, 8/13/26(b)	578,485
967,688	6.45%, 2/19/32(b)	1,032,387
53,763	6.69%, 5/28/24(b)	56,564
170,814	7.33%, 6/29/16(b)	175,552
119,104	7.33%, 2/23/16(b)	122,362
35,420	7.38%, 1/1/15(b)	36,312
173,570	7.83%, 9/28/16(b)	182,049
182	8.08%, 2/15/14(b)	188

		47,731,796

United States Department of Agriculture — 0.73%
234,247	1.13%, 5/31/14(b)	238,496
306,263	5.38%, 10/26/22(b)	318,274
177,658	5.59%, 1/20/38(b)	187,740
214,955	5.73%, 4/20/37(b)	227,420
742,646	5.75%, 1/20/33(b)	787,086
216,177	6.01%, 1/20/38(b)	229,409
125,555	6.01%, 11/8/32(b)	133,346

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$ 170,305	6.05%, 1/5/26(b)	$179,186
500,851	6.07%, 4/20/37(b)	533,226
140,332	6.08%, 7/1/32(b)	149,199
196,558	6.10%, 8/25/37(b)	209,077
211,650	6.12%, 4/20/37(b)	225,563
84,285	6.13%, 7/20/22(b)	87,623
257,196	6.22%, 1/20/37(b)	274,601
225,286	6.38%, 2/16/37(b)	240,914
195,100	6.64%, 4/20/37(b)	209,579

		4,230,739

Total U.S. Government Agency Obligations		54,194,702

(Cost $54,534,625)
U.S. Treasury Obligations — 0.34%
U.S. Treasury Bills — 0.34%
2,000,000	0.18%, 4/4/13(d)	1,997,320

Total U.S. Treasury Obligations		1,997,320

(Cost $1,997,171)
Promissory Notes — 1.83%
9,375,000	Massachusetts Housing Investment Corp. Term Loan, 8.25%, 4/1/35(b)(c)	10,676,813

Total Promissory Notes		10,676,813

(Cost $9,375,000)

Shares
Investment Company — 0.21%
1,234,953	JPMorgan Prime Money Market Fund	1,234,953

Total Investment Company		1,234,953

(Cost $1,234,953)

Total Investments		$726,585,376
(Cost 685,066,534)(e) — 124.79%

Liabilities in excess of other assets — (24.79)%		(144,355,886)

NET ASSETS — 100.00%		$582,229,490

*	Interest Only security represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(a)	Floating rate note. Rate shown is as of report date.
(b)	Fair valued security under procedures established by the Fund’s Board of Trustees.

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2012 (Unaudited)

(c)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).

The total investment in restricted and illiquid securities representing $14,058,317 or 2.41% of net assets are as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	6/30/2012 Carrying Value Per Unit
$1,987,097	Pacific Beacon LLC	12/18/2006	$1,987,097	$0.58
	Community Reinvestment
$2,228,759	Revenue Note	3/24/2008	$2,200,453	$1.00
	Massachusetts Housing
$9,375,000	Investment Corp.	3/29/2005	$9,375,000	$1.14

(d)	The rate represents the annualized yield at time of purchase.
(e)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

IBC - Insured by International Bancshares Corp.

FHA - Federal Housing Administration

LOC - Letter of Credit

MBIA – Insured by MBIA

NATL-RE - Insured by National Public Guarantee Corp.

OID - Original Issue Discount

 See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC U.S. Long Corporate Fund

June 30, 2012 (Unaudited)

Principal Amount		Value
Corporate Bonds — 93.76%
Banks - Domestic — 4.27%
$70,000	Citigroup, Inc., 6.00%, 10/31/33	$70,102
25,000	Fifth Third Bancorp, 8.25%, 3/1/38	33,929
70,000	Wachovia Corp., 5.50%, 8/1/35	74,192

		178,223

Banks - Foreign — 1.22%
50,000	Rabobank Nederland NY, 3.88%, 2/8/22	50,862

Consumer Discretionary — 16.72%
65,000	Anheuser-Busch Cos., LLC, 6.80%, 8/20/32	87,407
40,000	CBS Corp., 7.88%, 7/30/30	51,402
70,000	Comcast Corp., 6.40%, 5/15/38	85,331
60,000	Directv Holdings LLC/Directv Financing Co., Inc., 6.35%, 3/15/40	67,976
70,000	Estee Lauder Cos., Inc. (The), 6.00%, 5/15/37	89,871
30,000	McDonald’s Corp., 6.30%, 10/15/37	42,009
70,000	News America, Inc., 6.20%, 12/15/34	79,639
60,000	Time Warner Cable, Inc., 7.30%, 7/1/38	77,060
60,000	Time Warner, Inc., 7.70%, 5/1/32	78,350
30,000	Viacom, Inc., 6.88%, 4/30/36	38,842

		697,887

Consumer Staples — 8.36%
50,000	Archer-Daniels-Midland Co., 7.50%, 3/15/27	68,018
70,000	CVS Caremark Corp., 6.13%, 9/15/39	87,007
65,000	Kraft Foods, Inc., 6.88%, 2/1/38	85,008
80,000	Wal-Mart Stores, Inc., 6.20%, 4/15/38	108,826

		348,859

Energy — 14.96%
70,000	Anadarko Petroleum Corp., 6.45%, 9/15/36	80,929
65,000	Apache Corp., 6.00%, 1/15/37	82,142
30,000	Cameron International Corp., 7.00%, 7/15/38	38,384
50,000	ConocoPhillips Holding Co., 6.95%, 4/15/29	68,592
25,000	Devon Financing Corp. ULC, 7.88%, 9/30/31	35,753
40,000	Enterprise Products Operating LLC, 6.88%, 3/1/33	48,264
30,000	Hess Corp., 5.60%, 2/15/41	31,835
43,000	Kinder Morgan Energy Partners LP, 7.40%, 3/15/31	52,365
50,000	MidAmerican Energy Holdings Co., 6.13%, 4/1/36	62,562
75,000	ONEOK Partners LP, 6.65%, 10/1/36	88,068
30,000	Williams Partners LP, 6.30%, 4/15/40	35,529

		624,423

Finance - Diversified Domestic — 8.36%
30,000	Credit Suisse USA, Inc., 7.13%, 7/15/32	39,109
50,000	General Electric Capital Corp, 5.88%, 1/14/38	57,400
50,000	General Electric Capital Corp., 6.88%, 1/10/39	64,507

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC U.S. Long Corporate Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$ 50,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37	$49,003
60,000	HSBC Holdings Plc, 7.63%, 5/17/32	69,706
40,000	JPMorgan Chase & Co., 6.40%, 5/15/38	48,094
20,000	Morgan Stanley, 7.25%, 4/1/32	21,244

		349,063

Health Care — 3.55%
65,000	GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	89,379
40,000	Roche Holdings, Inc., 7.00%, 3/1/39(a)	58,640

		148,019

Industrials — 5.18%
30,000	Boeing Co. (The), 6.88%, 3/15/39	43,895
70,000	Norfolk Southern Corp., 7.05%, 5/1/37	96,295
30,000	United Technologies Corp., 6.13%, 7/15/38	39,049
30,000	Waste Management, Inc., 6.13%, 11/30/39	37,100

		216,339

Insurance — 5.89%
50,000	AXA SA, 8.60%, 12/15/30	53,481
35,000	Hartford Financial Services Group Inc., 6.10%, 10/1/41	33,853
35,000	Massachusetts Mutual Life Insurance Co., 5.38%, 12/1/41(a)	37,534
30,000	New York Life Insurance Co., 6.75%, 11/15/39(a)	39,655
35,000	Prudential Financial, Inc., 5.70%, 12/14/36	35,805
35,000	Travelers Cos., Inc., 6.25%, 6/15/37	45,334

		245,662

Materials — 4.65%
30,000	ArcelorMittal, 7.00%, 10/15/39	29,120
35,000	Dow Chemical Co. (The), 7.38%, 11/1/29	46,825
35,000	Ecolab, Inc., 5.50%, 12/8/41	41,993
25,000	Georgia-Pacific LLC, 7.75%, 11/15/29	32,477
35,000	Rio Tinto Alcan, Inc., 6.13%, 12/15/33	43,792

		194,207

Real Estate — 1.75%
60,000	HCP, Inc. REIT, 6.75%, 2/1/41	72,861

Telecommunication Services — 8.41%
30,000	Alltel Corp., 7.88%, 7/1/32	44,829
115,000	AT&T, Inc., 6.40%, 5/15/38	144,743
65,000	Cisco Systems, Inc., 5.90%, 2/15/39	83,755
60,000	Verizon Communications, Inc., 6.40%, 2/15/38	77,914

		351,241

Utilities — 10.44%
30,000	Appalachian Power Co., 7.00%, 4/1/38	40,198
30,000	Consolidated Edison Co. of New York, Inc., 5.50%, 12/1/39	37,700
70,000	Florida Power & Light Co., 5.95%, 2/1/38	92,993

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC U.S. Long Corporate Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$70,000	Pacific Gas & Electric Co., 6.05%, 3/1/34	$88,213
42,000	Sempra Energy, 6.00%, 10/15/39	52,168
50,000	South Carolina Electric & Gas Co., 5.50%, 12/15/39	59,457
50,000	Virginia Electric & Power Co., 6.00%, 5/15/37	65,121

		435,850

Total Corporate Bonds		3,913,496

(Cost $3,585,645)

Shares
Investment Company — 5.70%
237,627	JPMorgan Prime Money Market Fund	237,627

Total Investment Company		237,627
(Cost $237,627)
Total Investments		$4,151,123
(Cost $3,823,272)(b) — 99.46%
Other assets in excess of liabilities — 0.54%		22,717

NET ASSETS — 100.00%		$4,173,840

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund June 30, 2012 (Unaudited)

Principal Amount		Value
Corporate Bonds — 5.40%
British Virgin Islands — 1.44%
$ 350,000	CNOOC Finance 2012 Ltd., 3.88%, 5/2/22	$363,779
650,000	Sinopec Group Overseas Development 2012 Ltd., 4.88%, 5/17/42	689,018

		1,052,797

Cayman Islands — 2.58%
280,000	Petrobras International Finance Co., 3.50%, 2/6/17	287,151
930,000	Petrobras International Finance Co., 5.38%, 1/27/21	1,004,927
500,000	Petrobras International Finance Co., 6.75%, 1/27/41	593,322

		1,885,400

Indonesia — 0.65%
480,000	Pertamina Persero PT, 6.00%, 5/3/42	472,800
Netherlands — 0.42%
330,000	VimpelCom Holdings BV, 7.50%, 3/1/22	308,157
United States — 0.31%
250,000	Reliance Holdings USA, Inc., 6.25%, 10/19/40	229,994

Total Corporate Bonds		3,949,148

(Cost $3,863,488)
Foreign Government Bonds — 56.03%
Argentina — 0.55%
453,545	Argentine Republic Government International Bond, 8.28%, 12/31/33	404,245
Brazil — 1.42%
850,000	Brazilian Government International Bond, 5.63%, 1/7/41	1,038,433
Chile — 1.56%
1,080,000	Chile Government International Bond, 3.25%, 9/14/21	1,143,504
Columbia — 0.50%
247,000,000(a)	Colombia Government International Bond, 7.75%, 4/14/21	172,253
277,000,000(a)	Colombia Government International Bond, 12.00%, 10/22/15	192,439

		364,692

El Salvador — 1.12%
780,000	El Salvador Government International Bond, 7.65%, 6/15/35	822,287
Guatemala — 0.64%
450,000	Guatemala Government Bond, 5.75%, 6/6/22	466,887

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
Hungary — 0.93%
$ 6,050,000(a)	Hungary Government Bond, 6.50%, 6/24/19	$24,814
109,280,000(a)	Hungary Government Bond, 6.75%, 8/22/14	477,405
36,890,000(a)	Hungary Government Bond, 7.00%, 6/24/22	153,076
6,050,000(a)	Hungary Government Bond, 7.50%, 11/12/20	26,125

		681,420

Indonesia — 1.49%
677,000	Indonesia Government International Bond, 5.25%, 1/17/42	708,159
1,161,000,000(a)	Indonesia Treasury Bond, 9.50%, 7/15/31(b)	155,630
793,000,000(a)	Indonesia Treasury Bond, 11.50%, 9/15/19(b)	110,806
725,000,000(a)	Indonesia Treasury Bond, 12.80%, 6/15/21(b)	111,379

		1,085,974

Israel — 0.28%
200,000	Israel Government International Bond, 4.00%, 6/30/22	208,500
Malaysia — 6.54%
260,000(a)	Malaysia Government Bond, 3.58%, 9/28/18	82,833
2,265,000(a)	Malaysia Government Bond, 4.26%, 9/15/16	744,253
2,000,000(a)	Malaysia Government Bond, 4.38%, 11/29/19	668,423
1,712,000(a)	Malaysia Government Bond, 5.09%, 4/30/14	559,229
2,460,000	Wakala Global Sukuk Bhd, 4.65%, 7/6/21	2,723,510

		4,778,248

Mexico — 8.58%
11,700,000(a)	Mexican Bonos, 6.25%, 6/16/16	923,022
3,230,000(a)	Mexican Bonos, 6.50%, 6/10/21	261,103
11,060,000(a)	Mexican Bonos, 6.50%, 6/9/22	891,668
450,000(a)	Mexican Bonos, 7.50%, 6/3/27	38,065
360,000(a)	Mexican Bonos, 10.00%, 11/20/36	37,401
1,090,000	Mexico Government International Bond, 5.13%, 1/15/20	1,273,037
780,000	Mexico Government International Bond, 5.75%, 10/12/10	889,200
1,100,000	Mexico Government International Bond, 6.05%, 1/11/40	1,408,719
400,000	Mexico Government International Bond, 6.75%, 9/27/34	546,000

		6,268,215

Panama — 2.06%
1,121,000	Panama Government International Bond, 6.70%, 1/26/36	1,505,324
Peru — 0.13%
213,000(a)	Peruvian Government International Bond, 7.84%, 8/12/20	94,814

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
Poland — 6.80%
$ 540,000(a)	Poland Government Bond, 4.75%, 10/25/16	$162,146
1,614,000(a)	Poland Government Bond, 5.00%, 4/25/16	489,264
240,000(a)	Poland Government Bond, 5.25%, 10/25/20	72,899
440,000(a)	Poland Government Bond, 5.50%, 4/25/15	135,124
13,006,000(a)	Poland Government Bond, 5.75%, 10/25/21	4,066,303
140,000(a)	Poland Government Bond, 5.75%, 9/23/22	43,726

		4,969,462

Russia — 2.17%
10,780,000(a)	Russian Federal Bond - OFZ, 7.35%, 1/20/16(b)	328,866
1,200,000	Russian Foreign Bond - Eurobond, 5.63%, 4/4/42	1,257,000

		1,585,866

South Africa — 5.75%
3,800,000(a)	South Africa Government Bond, 6.25%, 3/31/36	358,359
5,985,000(a)	South Africa Government Bond, 7.25%, 1/15/20	737,912
3,790,000(a)	South Africa Government Bond, 8.00%, 12/21/18	491,569
8,943,333(a)	South Africa Government Bond, 10.50%, 12/21/26	1,332,652
8,622,429(a)	South Africa Government Bond, 13.50%, 9/15/15	1,282,021

		4,202,513

Sri Lanka — 0.39%
280,000	Sri Lanka Government International Bond, 6.25%, 7/27/21	284,200
Thailand — 2.11%
4,500,000(a)	Thailand Government Bond, 1.20%, 7/14/21(c)	147,076
22,000,000(a)	Thailand Government Bond, 3.13%, 12/11/15	690,177
760,000(a)	Thailand Government Bond, 4.25%, 3/13/13	24,102
20,760,000(a)	Thailand Government Bond, 5.25%, 5/12/14	677,591

		1,538,946

Turkey — 9.63%
700,000(a)	Turkey Government Bond, 9.00%, 3/8/17	395,189
4,710,000(a)	Turkey Government Bond, 9.50%, 1/12/22	2,752,817
100,000(a)	Turkey Government Bond, 10.50%, 1/15/20	60,824
300,000	Turkey Government International Bond, 5.13%, 3/25/22	312,335
400,000	Turkey Government International Bond, 6.00%, 1/14/41	421,000
1,200,000	Turkey Government International Bond, 6.25%, 9/26/22	1,352,209
450,000	Turkey Government International Bond, 6.88%, 3/17/36	527,138
150,000	Turkey Government International Bond, 7.25%, 3/15/15	165,278
600,000	Turkey Government International Bond, 11.88%, 1/15/30	1,053,000

		7,039,790

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
Ukraine — 1.06%
$ 860,000	Ukraine Government International Bond, 7.75%, 9/23/20	$771,850
Uruguay — 0.23%
3,190,000(a)	Uruguay Government International Bond, 4.38%, 12/15/28(c)	168,609
Venezuela — 2.09%
1,600,000	Venezuela Government International Bond, 12.75%, 8/23/22	1,524,216

Total Foreign Government Bonds		40,947,995

(Cost $40,234,193)

Contracts
Put Options Purchased — 0.05%
590	USD Currency, Strike Price ZAR 8.1715, Expires 7/12/12	6,390
600	USD Currency, Strike Price ZAR 8.1491, Expires 7/16/12	6,312
1,960	USD Currency, Strike Price KRW 1,070.00, Expires 12/3/12	9,917
560	USD Currency, Strike Price PLN 3.12, Expires 12/3/12	9,134
600	USD Currency, Strike Price RUB 29.39, Expires 12/18/12	2,070

Total Put Options Purchased		33,823
(Cost $30,436)

Total Investments		$44,930,966
(Cost $44,128,117)(d) — 61.48%

Other assets in excess of liabilities — 38.52%		28,150,467

NET ASSETS — 100.00%		$73,081,433

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Security is a fully principal/notional funded Total Return swap with Morgan Stanley Capital Services, Inc. where upon maturity of this bond the Fund will receive the fully funded obligation principal amount from the broker.
(c)	Inflation protected security. Principal amount reflects original security face amount.
(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Options written as of June 30, 2012:

Contracts	Call Options	Value
(590)	USD Currency, Strike Price ZAR 8.885, Expires 7/12/12	$(12)
(600)	USD Currency, Strike Price ZAR 8.8910, Expires 7/16/12	(30)
(1,960)	USD Currency, Strike Price KRW 1,524.00, Expires 12/3/12	—
(560)	USD Currency, Strike Price PLN 4.98, Expires 12/3/12	(11)
(600)	USD Currency, Strike Price RUB 42.45, Expires 12/18/12	(96)

Total (Premiums received $(44,981))		$(149)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2012 (Unaudited)

Foreign currency exchange contracts as of June 30, 2012:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
ZAR	1,433,312	USD	170,227	HSBC Securities, Inc.	7/2/12	$ 5,103
BRL	1,149,392	USD	551,929	HSBC Securities, Inc.	7/3/12	19,920
BRL	1,149,393	USD	552,062	Deutsche Bank AG	7/3/12	19,788
BRL	1,149,393	USD	552,593	BNP Paribas SA	7/3/12	19,257
BRL	1,149,393	USD	553,125	Goldman Sachs Bank USA	7/3/12	18,725
BRL	695,810	USD	340,000	Morgan Stanley Capital Services, Inc.	7/3/12	6,181
BRL	1,660,792	USD	821,564	Deutsche Bank AG	7/3/12	4,718
BRL	1,660,792	USD	821,971	RBS Securities, Inc.	7/3/12	4,311
BRL	1,660,792	USD	824,092	HSBC Securities, Inc.	7/3/12	2,191
BRL	1,660,792	USD	824,214	Goldman Sachs Bank USA	7/3/12	2,068
BRL	283,710	USD	140,000	HSBC Securities, Inc.	7/3/12	1,152
BRL	1,660,792	USD	825,731	BNP Paribas SA	7/3/12	552
EUR	243,000	USD	301,624	Merrill Lynch & Co., Inc.	7/12/12	5,926
USD	300,641	EUR	240,000	JPMorgan Chase Bank, N.A.	7/12/12	(3,112)
CLP	136,041,000	USD	273,752	Goldman Sachs Bank USA	7/25/12	(3,155)
CNY	2,594,890	USD	410,000	HSBC Securities, Inc.	7/25/12	(132)
CNY	3,443,136	USD	544,068	RBS Securities, Inc.	7/25/12	(219)
CNY	3,443,135	USD	544,120	HSBC Securities, Inc.	7/25/12	(270)
CNY	3,443,136	USD	544,240	Deutsche Bank AG	7/25/12	(391)
COP	1,385,697,326	USD	779,796	Goldman Sachs Bank USA	7/25/12	(7,120)
COP	1,385,697,326	USD	780,125	RBS Securities, Inc.	7/25/12	(7,449)
HUF	12,865,205	USD	55,674	HSBC Securities, Inc.	7/25/12	1,090
IDR	5,226,177,945	USD	549,257	HSBC Securities, Inc.	7/25/12	6,979
IDR	5,226,177,945	USD	550,240	RBS Securities, Inc.	7/25/12	5,996
INR	60,274,050	USD	1,059,112	Deutsche Bank AG	7/25/12	23,629
INR	60,274,050	USD	1,059,670	RBS Securities, Inc.	7/25/12	23,070
MXN	28,169,345	USD	2,054,073	Deutsche Bank AG	7/25/12	52,078
MXN	9,389,782	USD	685,686	HSBC Securities, Inc.	7/25/12	16,364
MXN	4,324,655	USD	310,000	JPMorgan Chase Bank, N.A.	7/25/12	13,344
MXN	4,316,223	USD	310,000	Deutsche Bank AG	7/25/12	12,713
MXN	4,264,825	USD	310,000	Merrill Lynch & Co., Inc.	7/25/12	8,870
MXN	4,645,420	USD	340,000	Deutsche Bank AG	7/25/12	7,326
MXN	1,312,575	USD	95,658	Goldman Sachs Bank USA	7/25/12	2,480
MYR	638,100	USD	200,000	HSBC Securities, Inc.	7/25/12	1,995
MYR	221,375	USD	69,993	Deutsche Bank AG	7/25/12	84
PLN	1,299,634	USD	380,000	Deutsche Bank AG	7/25/12	8,800
PLN	505,800	USD	150,000	Merrill Lynch & Co., Inc.	7/25/12	1,316
PLN	195,269	USD	57,170	RBS Securities, Inc.	7/25/12	1,247
PLN	74,880	USD	22,355	JPMorgan Chase Bank, N.A.	7/25/12	46
RUB	34,237,079	USD	1,048,063	HSBC Securities, Inc.	7/25/12	4,032
RUB	5,004,825	USD	150,000	HSBC Securities, Inc.	7/25/12	3,797
RUB	5,003,655	USD	150,000	Barclays Bank Plc	7/25/12	3,761
TRY	455,750	USD	250,000	HSBC Securities, Inc.	7/25/12	486
USD	454,659	THB	14,343,122	RBS Securities, Inc.	7/25/12	3,886
USD	448,711	THB	14,157,737	Deutsche Bank AG	7/25/12	3,764
USD	454,400	THB	14,343,123	HSBC Securities, Inc.	7/25/12	3,626

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	300,000	COP	533,865,000	BNP Paribas SA	7/25/12	$ 2,313
USD	621,377	EUR	490,000	Deutsche Bank AG	7/25/12	1,148
USD	95,658	EUR	75,000	Goldman Sachs Bank USA	7/25/12	725
USD	90,000	RUB	2,921,850	JPMorgan Chase Bank, N.A.	7/25/12	212
USD	155,000	COP	277,713,500	BNP Paribas SA	7/25/12	145
USD	288,549	HUF	65,479,531	HSBC Securities, Inc.	7/25/12	(361)
USD	155,000	COP	278,690,000	Morgan Stanley Capital Services, Inc.	7/25/12	(400)
USD	150,000	TRY	273,787	HSBC Securities, Inc.	7/25/12	(477)
USD	288,354	HUF	65,479,531	Deutsche Bank AG	7/25/12	(556)
USD	310,000	TRY	565,053	HSBC Securities, Inc.	7/25/12	(560)
USD	30,000	MXN	412,140	JPMorgan Chase Bank, N.A.	7/25/12	(815)
USD	310,000	TRY	565,595	Merrill Lynch & Co., Inc.	7/25/12	(858)
USD	150,000	HUF	34,372,500	Deutsche Bank AG	7/25/12	(1,659)
USD	150,000	INR	8,467,500	JPMorgan Chase Bank, N.A.	7/25/12	(2,107)
USD	468,732	ZAR	3,865,166	Deutsche Bank AG	7/25/12	(2,170)
USD	108,000	MXN	1,483,618	JPMorgan Chase Bank, N.A.	7/25/12	(2,926)
USD	150,000	MXN	2,061,585	JPMorgan Chase Bank, N.A.	7/25/12	(4,140)
USD	150,000	MXN	2,064,975	Merrill Lynch & Co., Inc.	7/25/12	(4,393)
USD	355,053	CZK	7,255,731	Deutsche Bank AG	7/25/12	(4,701)
USD	169,635	ZAR	1,433,312	HSBC Securities, Inc.	7/25/12	(4,989)
USD	170,000	MXN	2,340,730	Morgan Stanley Capital Services, Inc.	7/25/12	(5,010)
USD	310,000	MXN	4,245,140	JPMorgan Chase Bank, N.A.	7/25/12	(7,398)
USD	310,000	INR	17,701,620	Deutsche Bank AG	7/25/12	(7,985)
USD	310,000	RUB	10,378,552	Barclays Bank Plc	7/25/12	(8,930)
USD	1,321,919	PLN	4,450,742	Deutsche Bank AG	7/25/12	(9,571)
USD	310,000	MXN	4,299,855	Merrill Lynch & Co., Inc.	7/25/12	(11,489)
ZAR	2,621,608	USD	310,000	BNP Paribas SA	7/25/12	9,397
ZAR	2,532,000	USD	300,000	Deutsche Bank AG	7/25/12	8,480
BRL	648,334	USD	310,000	HSBC Securities, Inc.	8/2/12	10,528
USD	549,765	BRL	1,149,393	Goldman Sachs Bank USA	8/2/12	(18,480)
USD	549,161	BRL	1,149,393	BNP Paribas SA	8/2/12	(19,084)
USD	548,558	BRL	1,149,393	Deutsche Bank AG	8/2/12	(19,687)
USD	548,479	BRL	1,149,392	HSBC Securities, Inc.	8/2/12	(19,765)
KRW	251,222,700	USD	216,431	Deutsche Bank AG	12/5/12	2,099
USD	280,000	KRW	333,480,000	RBS Securities, Inc.	12/5/12	(10,083)

Total						$165,276

Interest rate swaps as of June 30, 2012:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
7.71%	INR-MIBOR-OIS-COMPOUND	JPMorgan Chase Bank, N.A.	3/30/14	INR 390,000	$30,639

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2012 (Unaudited)

Abbreviations used are defined below:

BRL - Brazilian Real

CLP - Chilean Peso

CNY - Chinese Yuan

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

INR-MIBOR-OIS-COMPOUND - Mumbai Interbank Offered Rate - Overnight Index Swap

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

PLN - Polish Zloty

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	56.03%
Energy	4.98%
Telecommunication Services	0.42%
Other*	38.57%

100.00%

*	Includes cash, options, futures, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, foreign currency exchange contracts and accrued expenses payable.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund

June 30, 2012 (Unaudited)

Principal Amount		Value
Corporate Bonds — 91.64%
Austria — 1.04%
$200,000	OGX Austria GmbH, 8.38%, 4/1/22	$173,480
Bermuda — 1.23%
200,000	China Resources Gas Group Ltd., 4.50%, 4/5/22	204,874
Brazil — 5.99%
104,000	Banco BMG SA, 9.15%, 1/15/16	94,640
200,000	Banco Santander Brasil SA/Brazil, 4.63%, 2/13/17	196,083
200,000	Globo Comunicacao e Participacoes SA, 5.31%, 5/11/22(a)(b)	212,000
100,000	NET Servicos de Comunicacao SA, 7.50%, 1/27/20	114,203
200,000	OGX Austria GmbH, 8.50%, 6/1/18	178,988
200,000	Telemar Norte Leste SA, 5.50%, 10/23/20	204,022

		999,936

British Virgin Islands — 8.25%
200,000	CNOOC Finance 2011 Ltd., 5.75%, 1/26/41	239,996
400,000	CNOOC Finance 2012 Ltd., 3.88%, 5/2/22	415,747
200,000	FPC Finance Ltd., 6.00%, 6/28/19	202,500
200,000	PCCW Capital No. 4 Ltd., 5.75%, 4/17/22	200,326
311,710	QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 7/30/18	318,112

		1,376,681

Cayman Islands — 12.71%
100,000	Cosan Finance Ltd., 7.00%, 2/1/17	108,300
200,000	ENN Energy Holdings Ltd., 6.00%, 5/13/21	203,344
200,000	Fufeng Group Ltd., 7.63%, 4/13/16	169,500
150,000	Hutchison Whampoa International 10 Ltd., 6.00%, 6/12/49(c)	153,750
200,000	MAF Global Securities Ltd., 5.25%, 7/5/19	201,620
250,000	MCE Finance Ltd., 10.25%, 5/15/18	284,135
200,000	Sable International Finance Ltd., 8.75%, 2/1/20	215,000
450,000	Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22	449,628
100,000	Vale Overseas Ltd., 4.38%, 1/11/22	101,691
200,000	Vale Overseas Ltd., 6.88%, 11/10/39	233,214

		2,120,182

Chile — 3.40%
225,000	AES Gener SA, 5.25%, 8/15/21	240,750
300,000	E.CL SA, 5.63%, 1/15/21	326,280

		567,030

Columbia — 7.12%
200,000	Banco de Bogota SA, 5.00%, 1/15/17	209,930
500,000	Empresa de Energia de Bogota SA, 6.13%, 11/10/21	525,516
200,000	Empresas Publicas de Medellin ESP, 7.63%, 7/29/19	243,297

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$200,000	Transportadora de Gas Internacional SA ESP, 5.70%, 3/20/22	$208,800

		1,187,543

Guernsey — 1.20%
200,000	Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass
	Through Trust, 5.13%, 11/30/24(d)	200,000
Hong Kong — 3.61%
200,000	LS Finance 2017 Ltd., 5.25%, 1/26/17	204,240
200,000	Swire Properties MTN Financing Ltd., 4.38%, 6/18/22	203,526
200,000	Yancoal International Resources Development Co. Ltd., 5.73%, 5/16/22	195,177

		602,943

India — 1.26%
25,000	NTPC Ltd., 5.63%, 7/14/21	25,364
200,000	Sesa Goa Ltd., 5.00%, 10/31/14	184,500

		209,864

Indonesia — 1.46%
225,000	Star Energy Geothermal Wayang Windu Ltd., 11.50%, 2/12/15	243,000
Ireland — 1.88%
200,000	RZD Capital Ltd., 5.70%, 4/5/22	208,760
100,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.13%, 4/30/18	105,504

		314,264

Kazakhstan — 0.38%
200,000	BTA Bank JSC, 10.75%, 7/1/18(e)	39,000
300,000	BTA Bank JSC, 36.82%, 6/30/20(f)	24,390

		63,390

Luxembourg — 7.21%
300,000	ALROSA Finance SA, 7.75%, 11/3/20	314,569
150,000	Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19	186,000
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.30%, 12/27/17	200,500
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA, 6.00%, 6/3/21(c)	197,000
300,000	VTB Bank OJSC Via VTB Capital SA, 6.00%, 4/12/17	305,250

		1,203,319

Malaysia — 1.19%
200,000	IOI Investment Bhd, 4.38%, 6/27/22	198,146
Mexico — 5.15%
100,000	Petroleos Mexicanos, 5.50%, 6/27/44	102,682
100,000	Petroleos Mexicanos, 6.50%, 6/2/41	117,836

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$300,000	Sigma Alimentos SA de CV, 5.63%, 4/14/18	$323,182
300,000	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22	316,500

		860,200

Netherlands —5.75%
400,000	Indosat Palapa Co. BV, 7.38%, 7/29/20	430,520
300,000	Myriad International Holding BV, 6.38%, 7/28/17	328,558
200,000	OSX 3 Leasing BV, 9.25%, 3/20/15(a)	200,438

		959,516

Peru — 3.02%
160,000	Banco de Credito del Peru, 6.13%, 4/24/27(c)	164,600
169,000	Banco de Credito del Peru/Panama, 6.88%, 9/16/26(c)	183,365
150,000	Volcan Cia Minera SAA, 5.38%, 2/2/22	155,630

		503,595

Philippines —1.25%
200,000	Energy Development Corp., 6.50%, 1/20/21	209,386
Qatar — 1.65%
251,940	Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	275,572
Saudi Arabia — 1.25%
200,000	Saudi Electricity Global Sukuk Co., 4.21%, 4/3/22	208,500
Singapore — 1.38%
225,000	STATS ChipPAC Ltd., 5.38%, 3/31/16	230,777
South Korea — 3.04%
200,000	Korea Exchange Bank, 3.13%, 6/26/17	201,589
100,000	Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 9/16/15	102,159
200,000	Korea Western Power Co. Ltd., 3.13%, 5/10/17	203,947

		507,695

Sri Lanka — 1.35%
225,000	Bank of Ceylon, 6.88%, 5/3/17	225,000
United Arab Emirates — 1.60%
225,000	Abu Dhabi National Energy Co., 7.25%, 8/1/18	266,798
United Kingdom — 1.23%
200,000	Afren Plc, 10.25%, 4/8/19	205,114
United States — 2.95%
250,000	Reliance Holdings USA, Inc., 6.25%, 10/19/40	234,500
225,000	Southern Copper Corp., 7.50%, 7/27/35	258,284

		492,784

Venezuela — 4.09%
100,000	Corp. Andina de Fomento, 4.38%, 6/15/22	103,730

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount	Value
$675,000 Petroleos de Venezuela SA, 4.90%, 10/28/14	$578,626

682,356

Total Corporate Bonds	15,291,945

(Cost $14,967,974)
Foreign Government Bonds — 1.27%
South Korea — 1.27%
200,000 Korea Development Bank (The), 3.88%, 5/4/17	211,792

Total Foreign Government Bonds	211,792

(Cost $197,184)

Total Investments	$15,503,737
(Cost 15,165,158)(g) — 92.91%

Other assets in excess of liabilities — 7.09%	1,182,476

NET ASSETS — 100.00%	$16,686,213

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(c)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2012.
(d)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Zero coupon bond. The rate represents the yield at time of purchase.
(g)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2012 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Energy	20.56%
Financials	19.17%
Utilities	18.00%
Telecommunication Services	10.85%
Materials	8.49%
Consumer Staples	4.99%
Industrials	4.35%
Consumer Discretionary	2.93%
Information Technology	1.38%
Foreign Government Bonds	1.27%
Diversified	0.92%
Other*	7.09%

100.00%

*	Includes cash, futures, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund

June 30, 2012 (Unaudited)

Principal Amount		Value
Bank Loans — 10.15%
Denmark — 1.38%
$250,000(a)	ISS Holdings LLC Term Loan, 0.00%, 6/30/15	$295,811
France — 1.15%
95,884(a)	Oberthur Term Loan B1, 0.00%, 3/30/19	118,761
104,116(a)	Oberthur Term Loan B2, 0.00%, 3/30/19	128,956

		247,717

United States — 7.62%
196,853	Clear Channel Communications, Inc. Term Loan, 0.00%, 1/29/16	156,827
250,000	EMI Group North America Holdings, Inc. Term Loan, 0.00%, 6/1/19	250,937
149,625	Formula One Holdings Ltd. Term Loan, 0.00%, 4/27/17	149,414
150,000	Misys Plc Term Loan 2nd Lien, 0.00%, 3/19/19	146,750
229,419	NDS Finance Ltd. Term Loan B, 0.00%, 2/3/17	228,559
249,375	Protection One Term Loan, 0.00%, 6/4/16	245,929
497,743	US Telepacific Holdings Corp. Term Loan, 0.00%, 2/23/17	457,923

		1,636,339

Total Bank Loans		2,179,867

(Cost $2,203,988)
Corporate Bonds — 75.87%
Barbados — 3.04%
610,000	Columbus International, Inc., 11.50%, 11/20/14	652,700
Belgium — 1.23%
130,000(a)	Ontex IV SA, 7.50%, 4/15/18	159,580
100,000(a)	Ontex IV SA, 9.00%, 4/15/19	105,669

		265,249

Bermuda — 1.94%
107,000	Digicel Group Ltd., 9.13%, 1/15/15(b)	108,337
300,000	Digicel Ltd., 8.25%, 9/1/17(b)	309,000

		417,337

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
Cayman Islands — 1.83%
$200,000	Sable International Finance Ltd., 8.75%, 2/1/20(b)	$215,000
175,000	UPCB Finance VI Ltd., 6.88%, 1/15/22(b)	177,187

		392,187

Croatia (Hrvatska) — 0.95%
120,000(a)	Agrokor DD, 9.88%, 5/1/19	152,620
39,000(a)	Agrokor DD, 10.00%, 12/7/16	50,588

		203,208

Denmark — 5.03%
70,000(a)	ISS A/S, 8.88%, 5/15/16	89,028
120,000(a)	Kabel Deutschland Holding AG, 6.50%, 7/31/17	155,277
200,000(a)	Unitymedia Hessen GmbH, 9.50%, 3/15/21	274,614
230,000(a)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.13%, 12/1/17	311,439
260,000	Welltec A/S, 8.00%, 2/1/19(b)	249,790

		1,080,148

Italy — 0.66%
180,000(a)	Seat Pagine Gialle SpA, 10.50%, 1/31/17	141,230
Jersey Channel Island — 1.20%
210,000(c)	Aston Martin Capital Ltd., 9.25%, 7/15/18	258,179
Luxembourg — 6.10%
180,000	Aguila 3 SA, 7.88%, 1/31/18(b)	185,850
23,000	Intelsat Jackson Holdings SA, 7.25%, 4/1/19	24,150
227,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21	240,282
142,000	Intelsat Jackson Holdings SA, 11.25%, 6/15/16	148,663
175,000	Intelsat Luxembourg SA, 11.25%, 2/4/17	181,125
160,000(a)	Sunrise Communications Holdings SA, 8.50%, 12/31/18	214,629
290,000(a)	Wind Acquisition Finance SA, 7.38%, 2/15/18	314,699

		1,309,398

Netherlands — 0.50%
115,000(a)	Magyar Telecom BV, 9.50%, 12/15/16	108,422
South Africa — 1.07%
200,000(a)	Edcon Proprietary Ltd., 3.91%, 6/15/14(d)	229,056
Spain — 0.58%
116,000(a)	Inaer Aviation Finance Ltd., 9.50%, 8/1/17	125,146
Sweden — 1.95%
200,000	Eileme 2 AB, 11.63%, 1/31/20(b)	205,000
172,000(a)	TVN Finance Corp. III AB, 7.88%, 11/15/18	213,313

		418,313

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
United Kingdom — 10.05%
$320,000	CEVA Group Plc, 8.38%, 12/1/17(b)	$312,800
100,000(e)	Elli Finance UK Plc, 8.75%, 6/15/19	158,181
100,000(e)	Elli Investments Ltd., 12.25%, 6/15/20	155,048
210,000	Jaguar Land Rover Plc, 8.13%, 5/15/21(b)	216,825
140,000(a)	Kerling Plc, 10.63%, 2/1/17	155,024
200,000(e)	Moto Finance Plc, 10.25%, 3/15/17	267,811
240,000(e)	MU Finance Plc, 8.75%, 2/1/17	406,885
140,000(e)	Priory Group No. 3 Plc, 7.00%, 2/15/18	212,134
200,000(e)	Priory Group No. 3 Plc, 8.88%, 2/15/19	274,076

		2,158,784

United States — 39.74%
150,000	Ameristar Casinos, Inc., 7.50%, 4/15/21	160,500
320,000	BakerCorp International, Inc., 8.25%, 6/1/19(b)	317,600
339,000	BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(b)	364,425
450,000	Biomet, Inc., 10.00%, 10/15/17	480,656
190,000	Burger King Corp., 9.88%, 10/15/18	216,363
424,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.63%, 11/15/17(b)	456,860
120,000	Chaparral Energy, Inc., 7.63%, 11/15/22(b)	122,400
90,000	Chaparral Energy, Inc., 9.88%, 10/1/20	100,013
140,000	CSC Holdings LLC, 6.75%, 11/15/21(b)	149,100
210,000	DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18(b)	214,200
329,000	Emergency Medical Services Corp., 8.13%, 6/1/19	343,394
270,000	Epicor Software Corp., 8.63%, 5/1/19	275,400
122,000	Foresight Energy LLC/Foresight Energy Corp., 9.63%, 8/15/17(b)	122,152
200,000	GCI, Inc., 6.75%, 6/1/21	193,500
120,000	Gentiva Health Services, Inc., 11.50%, 9/1/18	104,400
280,000	HCA, Inc., 6.50%, 2/15/20	303,450
250,000	Integra Telecom Holdings, Inc., 10.75%, 4/15/16(b)	243,750
240,000	Iron Mountain, Inc., 7.75%, 10/1/19	259,200
100,000	Lawson Software, Inc., 9.38%, 4/1/19(b)	106,750
370,000	Level 3 Financing, Inc., 8.13%, 7/1/19	379,713
260,000	Live Nation Entertainment, Inc., 8.13%, 5/15/18(b)	265,525
160,000	MetroPCS Wireless, Inc., 6.63%, 11/15/20	157,600
170,000	National CineMedia LLC, 6.00%, 4/15/22(b)	172,975
250,000	National Mentor Holdings, Inc., 12.50%, 2/15/18(b)	249,062
300,000	PAETEC Holding Corp., 9.88%, 12/1/18	335,250
210,000	Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp., 8.88%, 4/15/17(b)	219,450
200,000	Physio-Control International, Inc., 9.88%, 1/15/19(b)	213,000
250,000	Pinnacle Entertainment, Inc., 7.75%, 4/1/22	267,188
330,000	Sabre, Inc., 8.50%, 5/15/19(b)	334,950
120,000	Spectrum Brands, Inc., 6.75%, 3/15/20(b)	123,900
160,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.75%, 4/15/20(b)	167,200
370,000	Tenet Healthcare Corp., 8.00%, 8/1/20	382,950

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
$220,000	United Surgical Partners International, Inc., 9.00%, 4/1/20(b)	$233,200
210,000	Valeant Pharmaceuticals International, 6.75%, 10/1/17(b)	218,925
165,000	Valeant Pharmaceuticals International, 6.88%, 12/1/18(b)	170,569
100,000	WMG Acquisition Corp., 9.50%, 6/15/16	109,000

		8,534,570

Total Corporate Bonds		16,293,927

(Cost $16,015,487)

Total Investments		$18,473,794
(Cost $18,219,475)(f) — 86.02%

Other assets in excess of liabilities — 13.98%		3,001,781

NET ASSETS — 100.00%		$21,475,575

(a)	Principal amount denoted in Euros.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(c)	Principal amount denoted in British Pounds.
(d)	Floating rate note. Rate shown is as of report date.
(e)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(f)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of June 30, 2012:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD 51,384	EUR	41,000	Morgan Stanley Capital Services, Inc.	7/12/12	$ (507)
USD 3,695,082	EUR	2,948,000	Citigroup Global Markets	7/12/12	(36,018)
USD 2,497,412	GBP	1,594,000	JPMorgan Chase Bank, N.A.	7/12/12	1,051
USD 51,379	GBP	33,000	Citigroup Global Markets	7/12/12	(303)

Total					$(35,777)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2012 (Unaudited)

Credit default swaps as of June 30, 2012:

Fixed Rate	Issuer	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
5.00%	CDX.NA.HY, Series 18	Citibank, N.A.	6/20/17	USD	130	$ 2,848
5.00%	CDX.NA.HY, Series 18	Citibank, N.A.	6/20/17	USD	233	5,674
5.00%	CDX.NA.HY, Series 18	Citigroup Global Markets, Inc.	6/20/17	USD	20	394
1.00%	iTraxx Europe Crossover, Series 17	Citibank, N.A.	6/20/17	EUR	1,320	3,101
1.00%	iTraxx Europe Senior Financials	JPMorgan Chase Bank, N.A.	6/20/17	EUR	320	651
Total						$12,668

Abbreviations used are defined below:

CDX.NA.HY - North America High Yield Index

EUR - Euro

GBP - British Pound

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Telecommunication Services	27.52%
Consumer Staples	25.35%
Consumer Discretionary	12.85%
Financials	10.89%
Industrials	5.31%
Information Technology	1.78%
Energy	1.60%
Materials	0.72%
Other*	13.98%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, foreign currency exchange contracts and accrued expenses payable.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund

June 30, 2012 (Unaudited)

Principal Amount		Value
Corporate Bonds — 90.79%
Australia — 6.29%
$ 300,000(a)	Commonwealth Property Office Fund, 5.25%, 12/11/16	$316,261
200,000	Paladin Energy Ltd., 5.00%, 3/11/13	196,000
500,000(a)	Western Areas NL, 6.40%, 7/2/15	497,677

		1,009,938

Bermuda — 6.17%
300,000	Aquarius Platinum Ltd., 4.00%, 12/18/15	177,000
2,000,000(b)	GOME Electrical Appliances Holding Ltd., 3.00%, 9/25/14	322,249
400,000	Seadrill Ltd., 3.38%, 10/27/17	491,500

		990,749

British Virgin Islands — 2.46%
400,000	Billion Express Investments Ltd., 0.75%, 10/18/15	395,200
Cayman Islands — 2.28%
400,000	BES Finance Ltd., 1.63%, 4/15/13	366,000
Germany — 2.42%
300,000(c)	KFW, 3.25%, 6/27/13	388,952
Isle of Man — 1.32%
200,000	AngloGold Ashanti Holdings Finance Plc, 3.50%, 5/22/14	212,000
Japan — 2.42%
30,000,000(a)	KDDI Corp., 1.00%, 12/14/15(d)	389,191
Jersey Channel Island — 1.76%
250,000	Shire Plc, 2.75%, 5/9/14	282,813
Malaysia — 2.82%
400,000	YTL Corp. Finance Labuan Ltd., 1.88%, 3/18/15	452,000
Netherlands — 4.43%
500,000	Siemens Financieringsmaatschappij NV, 1.05%, 8/16/17	475,650
250,000	Siemens Financieringsmaatschappij NV, 1.65%, 8/16/19	236,250

		711,900

Philippines — 2.58%
400,000	San Miguel Corp., 2.00%, 5/5/14	415,000
Singapore — 8.36%
250,000(a)	CapitaLand Ltd., 2.88%, 9/3/16	193,655
500,000(a)	CapitaMall Trust, 2.13%, 4/19/14	393,231
500,000(a)	Temasek Financial III Pte Ltd., 0.12%, 10/24/14(d)	407,460
300,000	Wilmar International Ltd., 0.89%, 12/18/12(d)	348,000

		1,342,346

Spain — 1.99%
187,000(e)	International Consolidated Airlines Group SA, 5.80%, 8/13/14	319,228
Sweden — 1.95%
2,000,000(a)	Elekta AB, 2.75%, 4/25/17	313,699

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

June 30, 2012 (Unaudited)

Principal Amount		Value
Taiwan — 4.68%
$600,000	AU Optronics Corp., 10.19%, 10/13/15(d)	$472,500
300,000	Tatung Co. Ltd., 4.19%, 3/25/14(d)	279,750

		752,250

Thailand — 2.88%
15,000,000(a)	BTS Group Holdings PCL, 1.00%, 1/25/16	462,846
United Arab Emirates — 2.96%
400,000(c)	Aabar Investments PJSC, 4.00%, 5/27/16	475,829
United States — 33.02%
300,000	Boston Properties LP, 3.63%, 2/15/14(f)	325,500
400,000	Gilead Sciences, Inc., 1.00%, 5/1/14	497,000
400,000	Intel Corp., 3.25%, 8/1/39	538,500
400,000	Liberty Interactive LLC, 3.13%, 3/30/23	488,500
500,000	Medivation, Inc., 2.63%, 4/1/17	596,875
350,000	MGM Resorts International, 4.25%, 4/15/15	354,813
250,000	Microchip Technology, Inc., 2.13%, 12/15/37	311,875
350,000	NetApp, Inc., 1.75%, 6/1/13	399,875
300,000	priceline.com, Inc., 1.00%, 3/15/18(f)	316,125
250,000	SanDisk Corp., 1.50%, 8/15/17	257,187
300,000	United States Steel Corp., 4.00%, 5/15/14	303,750
400,000	VeriSign, Inc., 3.25%, 8/15/37	557,000
300,000	Xilinx, Inc., 3.13%, 3/15/37	357,750

		5,304,750

Total Corporate Bonds		14,584,691

(Cost $14,491,767)
Shares
Preferred Stock — 1.69%
France — 1.69%
6,000	Publicis Groupe SA	271,982

Total Preferred Stock		271,982

(Cost $294,807)

Total Investments		$14,856,673
(Cost $14,786,574)(g) — 92.48%

Other assets in excess of liabilities — 7.52%		1,208,146

NET ASSETS — 100.00%		$16,064,819

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

June 30, 2012 (Unaudited)

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Principal amount denoted in Chinese Yuans.
(c)	Principal amount denoted in Euros.
(d)	Zero coupon bond. The rate represents the yield at time of purchase.
(e)	Principal amount denoted in British Pounds.
(f)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(g)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of June 30, 2012:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	233,000	USD	289,047	Merrill Lynch & Co., Inc.	7/12/12	$ 5,847
USD	803,981	AUD	820,000	Merrill Lynch & Co., Inc.	7/12/12	(34,225)
USD	1,422,728	EUR	1,135,000	Merrill Lynch & Co., Inc.	7/12/12	(13,770)
USD	303,802	GBP	194,000	Merrill Lynch & Co., Inc.	7/12/12	(21)
USD	388,076	JPY	30,860,000	Merrill Lynch & Co., Inc.	7/12/12	1,938
USD	304,946	SEK	2,210,000	Merrill Lynch & Co., Inc.	7/12/12	(14,378)
USD	970,852	SGD	1,240,000	JPMorgan Chase Bank, N.A.	7/12/12	(8,028)
USD	445,403	THB	13,800,000	Merrill Lynch & Co., Inc.	7/31/12	11,877

Total						$(50,760)

Abbreviations used are defined below:

AUD - Australian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

June 30, 2012 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	20.31%
Industrials	14.81%
Consumer Staples	12.69%
Telecommunication Services	12.59%
Information Technology	11.61%
Materials	8.63%
Consumer Discretionary	6.20%
Energy	3.06%
Diversified	2.58%
Other*	7.52%

100.00%

* Includes cash, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See notes to schedules of portfolio investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2012 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following fourteen investment portfolios (“Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Mid Cap Value Fund (“Mid Cap Value Fund”)

- Prime Money Market Fund

- U.S. Government Money Market Fund

- Tax-Free Money Market Fund

- Access Capital Community Investment Fund

- RBC U.S. Long Corporate Fund (“U.S. Long Corporate Fund”)

- RBC BlueBay Emerging Market Select Bond Fund (“Emerging Market Select Bond Fund”)

- RBC BlueBay Emerging Market Corporate Bond Fund (“Emerging Market Corporate Bond Fund”)

- RBC BlueBay Global High Yield Bond Fund (“Global High Yield Bond Fund”)

- RBC BlueBay Global Convertible Bond Fund (“Global Convertible Bond Fund”)

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or the “Advisor”), acts as the investment advisor for the Trust and BlueBay Asset Management Ltd. (“BlueBay”) acts as the sub-advisor for each of the four RBC BlueBay Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates, BlueBay or of BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) the co-Administrator.

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“GAAP”). Fund management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation:

Equity securities are generally valued on the basis of prices furnished by pricing services approved by the Trust’s Board of Trustees (the “Board”). Equity securities traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Standard Time). If there was no sale on the primary exchange on the day the net asset value is calculated, the most recent bid quotation generally will be used. In cases where neither closing prices nor bid prices are available, or where those prices do not accurately reflect the value of the security, a security will be valued in accordance with the Funds’ approved pricing and valuation procedures to determine a security’s fair value. These procedures are also used to determine the fair value of a security if a significant valuation event occurs that materially affects the value of the security. Investments in open-end investment companies are valued at net asset value.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Bonds and other fixed income securities, including TBA commitments, are generally valued on the basis of prices furnished by pricing services approved by the Trust’s Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. Derivative contracts and agreements are fair valued using methodologies approved by the Trust’s Board. These valuation techniques take into account multiple factors, including fundamental security analytical data, counterparty valuation quotations, information from broker-dealers, market spreads and interest rates. Short-term debt obligations, with less than 60 days to maturity at time of purchase, are valued at amortized cost unless Fund Management determines that amortized cost no longer approximates market value.

Exchange traded options, futures, and options on futures are valued at their most recent sale price on the exchange on which they are primarily traded. Forward foreign currency exchange contracts are marked-to market daily based upon foreign currency exchange rates provided by an independent pricing service.

Swaps are valued by an independent pricing service using an industry standard pricing model. If a price is not available from a pricing service or is deemed unreliable or not reflective of current market value, the swap may be priced at fair value using procedures approved by the Board.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using foreign exchange rate quotations received from a pricing vendor as of 4:00 p.m. Eastern time. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Securities held by the Money Market Funds are valued at amortized cost, which approximates fair value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will use pricing and valuation procedures approved by the Trust’s Board to determine a security’s fair value.

Money market funds must invest exclusively in high quality securities. To be considered high quality, a security generally must be rated in one of the two highest short-term credit quality categories by at least two nationally recognized rating organization such as Standard & Poors Corporation or Moody’s Investors Service or Fitch Investors Service. If unrated, a security must be determined by the Advisor to be of comparable quality.

The Funds’ Board of Trustees (“Board”) has policies and procedures for the valuation of each Fund’s assets and has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the Procedures, including the responsibility for determining the fair value of the Fund’s securities or other assets. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and sub-advisor, including personnel from accounting and operations, investment management, trading, risk analytics, compliance and legal.

The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, and includes a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures and related controls. At least a quorum of the Committee meets more frequently, as needed, to consider and approve time-sensitive fair valuation actions. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of it’s regularly scheduled meetings to discuss valuation matters and actions taken during the period.

Fair value methods used by the Board include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors used in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

In such cases where a security price is unavailable, the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, or where Fund Management determines that the value provided by the pricing services does not approximate fair value, the value of the security or asset will be determined in good faith by the Pricing Committee as authorized by the Board, generally based upon recommendation provided by the Advisor or Sub-Advisor. Fair valuation may also be used when a significant valuation event is determined to have occurred. Significant valuation events may include, but are not limited to, the following: an event affecting the value of a security traded on a foreign market occurs between the close of that market and the close of regular trading on the New York Stock Exchange; an extraordinary event like a natural disaster or terrorist act occurs; or an adverse development arises with respect to a specific issuer, such as a bankruptcy filing. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; and trading in similar securities.

When the Fund uses fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

The Fund’s Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 3 of fair value hierarchy. These methods may include regular due diligence of the Fund’s pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realize gains and losses, reviews of missing and stale prices and large movements in market value and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Fund’s Board.

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SMID Cap Growth Fund	$45,646,292	$20,831,469	$(2,623,815)	$18,207,654
Enterprise Fund	80,600,957	34,514,570	(8,472,008)	26,042,562
Small Cap Core Fund	43,039,224	14,947,060	(3,448,469)	11,498,591
Microcap Value Fund	136,532,084	31,270,942	(42,534,790)	(11,263,848)
Mid Cap Value Fund	2,166,428	80,296	(169,482)	(89,186)
Access Capital Community Investment Fund	685,066,534	43,298,882	(1,780,040)	41,518,842
U.S. Long Corporate Fund	3,823,272	344,622	(16,771)	327,851
Emerging Market Select Bond Fund	44,128,117	1,099,499	(296,650)	802,849
Emerging Market Corporate Bond Fund	15,165,158	414,229	(75,650)	338,579
Global High Yield Bond Fund	18,219,475	423,787	(169,468)	254,319
Global Convertible Bond Fund	14,786,574	531,410	(461,311)	70,099

Investment Transactions:

Investment transactions are recorded on one business day after trade date, except on the last business day of each fiscal quarter end, or for the Money Market Funds, when they are recorded on trade date.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Financial Instruments

When Issued Transactions

The Funds may engage in when-issued transactions. The Funds record when-issued securities one business day after trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. When-issued securities are identified in the Schedules of Portfolio Investments.

Repurchase Agreements

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default.

Reverse Repurchase Agreements

To obtain short-term financing, the Access Capital Community Investment Fund may enter into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party brokers-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited.

Details of open reverse repurchase agreements for the Access Capital Community Investment Fund at June 30, 2012 were as follows:

	Rate	Trade Date	Maturity Date	Net Closing Amount	Par
Goldman Sachs	0.39%	5/24/12	7/16/12	$(16,401,437)	$(16,392,025)
Goldman Sachs	0.35%	6/04/12	7/25/12	(43,695,727)	(43,674,072)
Deutsche Securities	0.40%	6/15/12	8/02/12	(38,125,323)	(38,105,000)
Goldman Sachs	0.42%	6/25/12	8/15/12	(40,531,102)	(40,507,000)

Details of underlying collateral pledged for open reverse repurchase agreements in addition to segregated cash collateral at June 30, 2012 were as follows:

	Description	Rate	Maturity Date	Par	Market Value
Goldman Sachs 5/24/12 to 7/16/12
	Fannie Mae Pool #AH9050	3.50%	2/01/26	$1,439,548	$1,521,029
	Fannie Mae Pool #AH2980	4.00%	1/01/41	2,375,556	2,526,627
	Fannie Mae Pool #AH5658	4.00%	2/01/41	2,556,209	2,718,768
	Fannie Mae Pool #AH6768	4.00%	3/01/41	3,642,728	3,874,383

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

	Description	Rate	Maturity Date	Par	Market Value
	Fannie Mae Pool #AH7537	4.00%	3/01/41	$2,729,049	$2,912,834
	Fannie Mae Pool #AA0644	4.50%	3/01/39	1,148,862	1,230,943
	Fannie Mae Pool #AA3207	4.50%	3/01/39	1,131,175	1,211,992
	Fannie Mae Pool #AA7659	4.50%	6/01/39	1,135,306	1,234,512

					$17,231,088

Goldman Sachs 6/4/12 to 7/25/12
	Fannie Mae Pool #AK2386	3.50%	2/01/42	$16,773,235	$17,637,449
	Fannie Mae Pool #AK6715	3.50%	3/01/42	7,430,368	7,813,206
	Fannie Mae Pool #AI1846	4.50%	5/01/41	2,369,548	2,541,063
	Fannie Mae Pool #AI1848	4.50%	5/01/41	2,732,969	2,930,789
	Fannie Mae Pool #AD1942	4.50%	1/01/40	2,559,582	2,752,050
	Fannie Mae Pool #663159	5.00%	7/01/32	3,978,381	4,324,717
	Fannie Mae Pool #AC7199	5.00%	12/01/39	4,473,353	4,855,510
	Fannie Mae Pool #806761	5.50%	9/01/34	2,797,174	3,070,554

					$45,925,338

Deutsche Securities 6/15/12 to 8/2/12
	Fannie Mae Pool #AA3206	4.00%	4/01/39	$1,050,496	$1,117,301
	Fannie Mae Pool #AE2023	4.00%	9/01/40	1,413,338	1,503,218
	Fannie Mae Pool #AE5432	4.00%	10/01/40	2,140,398	2,276,514
	Fannie Mae Pool #AE5861	4.00%	10/01/40	1,587,639	1,688,603
	Fannie Mae Pool #AE6851	4.00%	10/01/40	1,384,051	1,472,068
	Fannie Mae Pool #AE7707	4.00%	11/01/40	1,887,716	2,007,763
	Fannie Mae Pool #AA7042	4.50%	6/01/39	1,017,828	1,094,364
	Fannie Mae Pool #AA3142	4.50%	3/01/39	1,885,575	2,034,432
	Fannie Mae Pool #AD4458	4.50%	4/01/40	2,329,712	2,496,159
	Fannie Mae Pool #AD7239	4.50%	7/01/40	1,318,162	1,441,174
	Fannie Mae Pool #AD7272	4.50%	7/01/40	1,337,175	1,461,961
	Fannie Mae Pool #MC0154	4.50%	8/01/39	1,673,152	1,798,965
	Fannie Mae Pool #AC5328	5.00%	10/01/39	1,005,206	1,104,902
	Fannie Mae Pool #727312	5.00%	9/01/33	2,129,363	2,325,581
	Fannie Mae Pool #829005	5.00%	8/01/35	1,275,197	1,380,949
	Fannie Mae Pool #934941	5.00%	8/01/39	1,824,909	1,980,810
	Fannie Mae Pool #AC5329	5.00%	10/01/39	1,075,423	1,167,296
	Fannie Mae Pool #AC6304	5.00%	11/01/39	1,241,924	1,348,021
	Fannie Mae Pool #AC6307	5.00%	12/01/39	1,315,199	1,427,556
	Fannie Mae Pool #AD1470	5.00%	2/01/40	2,055,202	2,228,208
	Fannie Mae Pool #AD8960	5.00%	6/01/40	1,416,337	1,555,924

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

	Description	Rate	Maturity Date	Par	Market Value
	Fannie Mae Pool #257892	5.50%	2/01/38	$1,024,666	$1,119,047
	Fannie Mae Pool #829649	5.50%	3/01/35	1,103,058	1,210,865
	Fannie Mae Pool #952632	6.00%	7/01/37	1,652,852	1,816,717

					$39,058,398

Goldman Sachs 6/25/12 to 8/15/12
	Ginnie Mae Pool #748654	3.50%	9/15/40	$1,348,646	$1,445,317
	Ginnie Mae Pool #759196	3.50%	1/15/41	1,471,529	1,577,008
	Fannie Mae Pool #AE2012	4.00%	9/01/40	2,784,579	2,961,661
	Fannie Mae Pool #AE5862	4.00%	10/01/40	1,992,718	2,126,915
	Fannie Mae Pool #AE5863	4.00%	10/01/40	1,772,724	1,892,106
	Ginnie Mae Pool #737574	4.00%	11/15/40	1,448,840	1,583,933
	Fannie Mae Pool #AD1585	4.50%	2/01/40	3,448,590	3,707,908
	Fannie Mae Pool #AD1988	4.50%	2/01/40	4,396,934	4,727,563
	Fannie Mae Pool #AD7271	4.50%	7/01/40	2,363,136	2,543,787
	Fannie Mae Pool #AD9613	4.50%	8/01/40	2,029,350	2,174,337
	Ginnie Mae Pool #698113	4.50%	5/15/39	2,389,058	2,628,803
	Ginnie Mae Pool #717133	4.50%	5/15/39	1,323,384	1,447,503
	Ginnie Mae Pool #720080	4.50%	6/15/39	1,344,383	1,488,957
	Ginnie Mae Pool #729018	4.50%	2/15/40	1,503,842	1,650,525
	Fannie Mae Pool #AD1560	5.00%	3/01/40	1,727,063	1,874,606
	Fannie Mae Pool #885724	5.50%	6/01/36	2,289,224	2,500,799
	Fannie Mae Pool #AA0527	5.50%	12/01/38	1,553,579	1,702,504
	Ginnie Mae Pool #713519	6.00%	7/15/39	4,066,073	4,570,362

					$42,604,594

Derivatives

The Access Capital Community Investment Fund, the RBC U.S. Long Corporate Fund and each of the four RBC BlueBay Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Fund from their counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund’s maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund. For over-the-counter purchased options, the Fund bears the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Fund do not give rise to counterparty credit risk, as written options obligate the Fund to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below. In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under swap agreements.

The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $1,000,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

Financial Futures Contracts

The Access Capital Community Investment Fund and Emerging Market Select Bond Fund entered into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

The Access Capital Community Investment Fund had the following open futures contracts at June 30, 2012:

	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)	Notional Value	Counterparty
Short Position:
90 Day Euro Dollar	25	March, 2013	(62,500)	6,154,688	Barclays Capital
	25	March, 2014	(128,750)	6,081,875	Barclays Capital
	25	June, 2013	(73,125)	6,142,500	Barclays Capital
	25	June, 2014	(141,250)	6,066,562	Barclays Capital
	25	September, 2012	(43,437)	6,176,563	Barclays Capital
	25	September, 2013	(84,062)	6,130,313	Barclays Capital
	25	September, 2014	(152,813)	6,051,563	Barclays Capital
	25	December, 2012	(53,750)	6,164,688	Barclays Capital
	25	December, 2013	(116,250)	6,096,250	Barclays Capital
Ten Year U.S. Treasury Notes	310	September, 2012	(159,844)	41,186,406	Barclays Capital
Thirty Year U.S. Treasury Bonds	310	September, 2012	(247,852)	45,622,461	Barclays Capital

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Details of underlying collateral pledged for open futures contracts at June 30, 2012 were as follows:

Description	Yield	Maturity Date	Par	Market Value
U.S. Treasury Bill	0.18%	04/04/13	$2,000,000	$1,997,320

The Emerging Market Select Bond Fund had the following open futures contracts at June 30, 2012:

Short Position:	Number of Contracts	Expiration Date	Unrealized Appreciation	Notional Value	Counterparty
Ten Year U.S. Treasury Bonds	12	September, 2012	$1,313	$1,601,813	Citigroup Global Markets, Inc.

Collateral pledged for open futures contracts is the deposit at brokers in the amount of $90,151 at June 30, 2012.

The Emerging Market Corporate Bond Fund had the following open futures contracts at June 30, 2012:

Short Position:	Number of Contracts	Expiration Date	Unrealized Depreciation	Notional Value	Counterparty
U.S. Long Treasury Bonds	2	September, 2012	$(2,750)	$293,188	Nomura Securities Co., Ltd.

Collateral pledged for open futures contracts is the deposit at brokers in the amount of $16,865 at June 30, 2012.

Options

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options. The Emerging Market Select Bond Fund had outstanding options as of June 30, 2012.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

A summary of the Emerging Market Select Bond Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at November 30, 2011*	—	$—
Options written	4,940	52,344
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(630)	(7,363)

Contracts outstanding at June 30, 2012	4,310	$44,981

*	commencement of operations.

Forward Foreign Currency Exchange Contracts

The RBC BlueBay Funds entered into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of forward contracts at period end are included in the Portfolio of Investments under the caption “Foreign currency exchange contracts.”

Swap Agreements

The Emerging Market Select Bond Fund and Global High Yield Bond Fund entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

payments or receipts are recorded as interest expense and interest income in the Statements of Operations. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Interest Rate Swaps” and Total Return Swaps are footnoted on the Portfolio of Investments.

Fair Values of Derivative Instruments as of June 30, 2012 are as follows*:

Fair Values of Derivative Financial Instruments as of June 30, 2012

Statement of Assets and Liabilities Location

Asset Derivatives

		Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund
	Unrealized appreciation
Credit contracts	on swap contracts	$—	$—	$12,668	$—
	Net unrealized appreciation
Foreign currency	on forward foreign
exchange contracts	currency exchange contracts	355,718	—	1,051	19,663
Foreign currency	Investments, at value
contracts	(put options purchased)	33,823	—	—	—
	Unrealized appreciation
Interest rate contracts	on swap contracts	30,639	—	—	—

Total		$420,180	$—	$13,719	$19,663

Liability Derivatives

		Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund
	Unrealized depreciation
Credit contracts	on swap contracts	$—	$—	$—	$—
	Net unrealized depreciation
Foreign currency	on forward foreign
exchange contracts	currency exchange contracts	190,442	—	36,828	70,423
Foreign currency contracts	Written options, at value	149	—	—	—
	Unrealized depreciation
Interest rate contracts	on swap contracts	—	—	—	—

Total		$190,591	$—	$36,828	$70,423

* For open derivative instruments as of June 30, 2012, see the preceding tables on the Schedule of Portfolio Investments for foreign currency exchange contracts and interest rate contracts and the preceding section for financial futures contracts.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

TBA Commitments

The Access Capital Community Investment Fund may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation”.

Credit Enhancement

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC and MBIA).

Fair Value Measurements

Various inputs are used in determining the fair value of investments which are as follows:

—    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

—    Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc. Generally, the types of securities included in Level 2 for the Money Market Funds are U.S. Treasury bills and certain money market instruments, including those valued at amortized cost under Rule 2a-7. Amortized cost approximates the current fair value of a security, but is not obtained from a quoted price in an active market.

—    Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2012 is as follows:

Funds	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Assets:
Investments in Securities
SMID Cap Growth Fund	$63,853,946(a	)	$—	$—		$63,853,946
Enterprise Fund	106,041,657(a	)	—	601,862		106,643,519
Small Cap Core Fund	54,537,815(a	)	—	—		54,537,815
Microcap Value Fund	125,268,236(a	)	—	—		125,268,236
Mid Cap Value Fund	2,077,242(a	)	—	—		2,077,242
Prime Money Market Fund	—		11,589,040,427(b)	—		11,589,040,427
U.S. Government Money Market Fund	—		6,191,344,776(b)	—		6,191,344,776
Tax Free Money Market Fund	3,000,000(c	)	1,284,389,180(d)	—		1,287,389,180
Access Capital Community Investment Fund	1,234,953(c	)	725,350,423(b)	—		726,585,376
U.S. Long Corporate Fund	237,627(c	)	3,913,496(b)	—		4,151,123
Emerging Market Select Bond Fund	—		44,897,143(b)	—		44,897,143
Emerging Market Corporate Bond Fund	—		15,303,737(b)	200,000(b	)	15,503,737
Global High Yield Bond Fund	—		18,473,794(b)	—		18,473,794
Global Convertible Bond Fund	—		14,856,673(b)	—		14,856,673
Other Financial Instruments*
Emerging Market Select Bond Fund	1,313		420,180	—		421,493
Global High Yield Bond Fund	—		13,719	—		13,719
Global Convertible Bond Fund	—		19,662	—		19,662
Liabilities:
Other Financial Instruments*
Access Capital Community Investment Fund	$(1,263,633)		$—	$—		$(1,263,633)
Emerging Market Select Bond Fund	—		(190,591)	—		(190,591)
Emerging Market Corporate Bond Fund	(2,750)		—	—		(2,750)
Global High Yield Bond Fund	—		(36,828)	—		(36,828)
Global Convertible Bond Fund	—		(70,422)	—		(70,422)

(a)	The breakdown of the Fund’s investments into major categories is disclosed in the Schedules of Portfolio Investments.
(b)	The breakdown of the Fund’s investments by security type or country is disclosed in the Schedules of Portfolio Investments.
(c)	Level 1 investments consist of Investment Companies.
(d)	The breakdown of the Fund’s investments by state classification is disclosed in the Schedules of Portfolio Investments.

*Other financial instruments are instruments not reflected in the Schedule of Portfolio Investments, such as futures contracts, swaps and foreign currency exchange contracts which are valued at the unrealized appreciation/(depreciation) on the investment.

During the nine month period ended June 30, 2012, the Funds recognized no transfers to/from level 1 or level 2. The Funds’ policy is to recognize transfers between level 1, level 2 and level 3 at the end of the period using fair value at the beginning of the year.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Enterprise Fund	Microcap Value Fund
	(Common Stocks-Industrials)	(Common Stocks-Energy Financials, Materials)
Balance as of 09/30/11 (value)	$601,862	$ —
Transfers in	—	19,715
Change in unrealized appreciation (depreciation) *	—	(19,715)

Balance as of 06/30/12 (value)	$601,862	$ —

*Net change in unrealized appreciation/(depreciation) in level 3 securities still held at June 30, 2012.

Emerging Market Corporate Bond Fund
(Corporate Bonds- Guernsey)
Balance as of 11/30/11*(value)	$ —
Purchases	200,000

Balance as of 06/30/12 (value)	$200,000

    * commencement of operations.

The Funds’ assets assigned to the level 3 category were valued using observable market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as level 3.

The significant unobservable inputs used in fair value measurement of the Fund’s private investments are (i) an estimation of a normalized earnings level for the company; (ii) the discounts applied to the selection of comparable investments due to the private nature of the investment; and (iii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

3. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

As of September 30, 2011 the following Funds had net capital loss carryforwards to offset future net capital gains.

	Capital Loss Carryforward	Expires
SMID Cap Growth Fund	$43,316	2018

Enterprise Fund	11,423,141	2018

Microcap Value Fund	20,379,007	2018

Prime Money Market Fund

	4,346,878	2017

Tax Free Money Market Fund	12,260	2019

Access Capital Community Investment Fund
	3,756,334	2012
	659,184	2013
	27,743	2014
	2,484,167	2015
	8,197,543	2016
	11,587,282	2018
	4,011,206	2019

The Regulated Investment Company Modernization Act of 2010 (The “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year beginning after September 30, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds will be contained within this section of the Funds’ fiscal year ending September 30, 2012 financial statements.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2012

Deferred Post-October Losses
Prime Money Market Fund	$2,011
Tax Free Money Market Fund	6,097
Access Capital Community Investment Fund	11,203,794

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Michael T. Lee
Michael T. Lee, President and Chief Executive Officer
(principal executive officer)

Date	8/21/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael T. Lee
Michael T. Lee, President and Chief Executive Officer
(principal executive officer)

Date	8/21/12

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Chief Financial Officer
(principal financial officer)

Date	8/21/12

*	Print the name and title of each signing officer under his or her signature.